UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

300 East Lombard Street Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: August 31, 2005

Date of reporting period: May 31, 2005

Item 1. Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRALIA INDEX FUND

May 31, 2005

Security	Shares	Value
COMMON STOCKS—99.52%

AIRLINES—0.47%
Qantas Airways Ltd.	629,239	$1,535,517

		1,535,517

APPAREL—0.26%
Billabong International Ltd.	91,568	857,720

		857,720

BANKS—28.99%
Australia & New Zealand Banking Group Ltd.	1,251,591	20,345,716
Commonwealth Bank of Australia	874,261	24,547,800
National Australia Bank Ltd.	1,069,134	25,482,149
Suncorp-Metway Ltd.	372,092	5,527,002
Westpac Banking Corp. Ltd. (1)	1,232,773	18,348,808

		94,251,475

BEVERAGES—2.72%
Coca-Cola Amatil Ltd.	357,542	2,127,061
Foster’s Group Ltd.	1,367,797	5,597,559
Lion Nathan Ltd.	202,148	1,126,004

		8,850,624

BIOTECHNOLOGY—0.46%
Sonic Healthcare Ltd.	168,877	1,484,608

		1,484,608

BUILDING MATERIALS—3.27%
Boral Ltd.	400,319	1,802,088
CSR Ltd.	627,396	1,179,171
James Hardie Industries NV	315,832	1,608,454
Rinker Group Ltd.	646,117	6,032,608

		10,622,321

COMMERCIAL SERVICES—1.23%
Brambles Industries Ltd. (1)	664,547	4,003,834

		4,003,834

COMPUTERS—0.37%
Computershare Ltd.	271,406	1,213,542

		1,213,542

DIVERSIFIED FINANCIAL SERVICES—3.23%
Australian Stock Exchange Ltd. (1)	70,713	1,226,672
Babcock & Brown Ltd. (2)	102,529	889,683
Challenger Financial Services Group Ltd. (2)	270,630	685,024
Macquarie Bank Ltd. (1)	153,551	5,859,160
Perpetual Trustees Australia Ltd.	26,675	1,132,076
SFE Corp. Ltd.	91,374	698,018

		10,490,633

ENGINEERING & CONSTRUCTION—0.71%
Downer EDI Ltd.	187,307	749,499
Leighton Holdings Ltd. (1)	93,314	731,931
Multiplex Group	429,613	833,490

		2,314,920

ENTERTAINMENT—2.08%
Aristocrat Leisure Ltd. (1)	213,303	1,694,110
TABCORP Holdings Ltd.	357,348	4,246,398
UNiTAB Ltd.	81,965	832,370

		6,772,878

FOOD—2.68%
Woolworths Ltd. (1)	716,151	8,721,752

		8,721,752

FOREST PRODUCTS & PAPER—0.17%
PaperlinX Ltd. (1)	304,386	537,482

		537,482

GAS—1.41%
Alinta Ltd.	169,071	1,264,648
Australian Gas Light Co. Ltd.	313,504	3,304,863

		4,569,511

HEALTH CARE - PRODUCTS—0.28%
Cochlear Ltd.	37,345	914,152

		914,152

HEALTH CARE - SERVICES—0.22%
DCA Group Ltd.	273,831	722,179

		722,179

HOLDING COMPANIES - DIVERSIFIED—0.59%
Patrick Corp. Ltd. (1)	446,879	1,927,017

		1,927,017

HOUSEHOLD PRODUCTS & WARES—0.18%
Pacific Brands Ltd. (1)	343,186	587,789

		587,789

INSURANCE—5.86%
AMP Ltd.	1,275,550	6,380,059
AXA Asia Pacific Holdings Ltd.	596,744	2,098,405
Insurance Australia Group Ltd.	1,094,257	4,851,304
QBE Insurance Group Ltd. (1)	514,585	5,720,981

		19,050,749

INVESTMENT COMPANIES—2.04%
Macquarie Airports	427,188	1,184,905
Macquarie Communications Infrastructure Group	222,421	1,061,939
Macquarie Infrastructure Group	1,484,391	4,376,039

		6,622,883

IRON & STEEL—1.15%
BHP Steel Ltd. (1)	490,529	3,011,154
OneSteel Ltd.	385,575	736,364

		3,747,518

MANUFACTURING—3.26%
Ansell Ltd.	97,970	683,068
Futuris Corp. Ltd.	360,646	461,903

Orica Ltd.	188,762	2,253,089
Wesfarmers Ltd. (1)	258,311	7,188,344

		10,586,404

MEDIA—1.17%
APN News & Media Ltd.	197,783	764,438
John Fairfax Holdings Ltd.	631,470	2,000,379
Publishing & Broadcasting Ltd.	91,083	1,051,975

		3,816,792

MINING—14.90%
Alumina Ltd.	797,243	3,329,090
BHP Billiton Ltd. (1)	2,457,010	31,058,910
Iluka Resources Ltd.	159,080	741,437
Newcrest Mining Ltd.	226,786	2,285,868
Rio Tinto Ltd. (1)	194,970	6,290,059
WMC Resources Ltd.	804,712	4,750,739

		48,456,103

OIL & GAS—4.02%
Caltex Australia Ltd.	92,247	1,055,632
Origin Energy Ltd.	540,872	2,926,685
Santos Ltd.	402,162	3,072,167
Woodside Petroleum Ltd.	320,294	6,007,686

		13,062,170

PACKAGING & CONTAINERS—0.95%
Amcor Ltd.	602,952	3,098,102

		3,098,102

PHARMACEUTICALS—1.40%
CSL Ltd.	136,091	2,980,647
Mayne Group Ltd.	442,902	1,554,075

		4,534,722

REAL ESTATE—10.52%
Centro Properties Group	535,731	2,253,321
Commonwealth Property Office Fund	919,172	912,539
DB RREEF Trust	1,708,073	1,773,414
Gandel Retail Trust	1,034,020	1,300,829
General Property Trust	1,244,122	3,328,288
ING Industrial Fund	446,491	727,502
Investa Property Group (1)	1,021,992	1,498,690
Lend Lease Corp Ltd.	245,798	2,272,592
Macquarie Goodman Group	790,065	2,395,003
Mirvac Group	579,187	1,466,049
Stockland Trust Group	888,811	3,718,191
Westfield Group	986,975	12,566,047

		34,212,465

RETAIL—1.82%
Coles Myer Ltd.	759,413	5,248,753
Harvey Norman Holdings Ltd. (1)	361,131	670,524

		5,919,277

TELECOMMUNICATIONS—2.62%
Telstra Corp. Ltd. (1)	1,452,187	5,524,710
Transurban Group	541,066	2,981,041

		8,505,751

TRANSPORTATION—0.49%
Toll Holdings Ltd.	167,228	1,584,172

		1,584,172

TOTAL COMMON STOCKS (Cost: $303,654,145)		323,575,062

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—16.40%

COMMERCIAL PAPER (3)—4.95%

Alpine Securitization Corp.
3.03%, 06/10/05	$248,823	248,634
Amstel Funding Corp.
2.95%, 08/19/05	103,426	102,756
Amsterdam Funding Corp.
3.02% - 3.03%, 06/06/05 - 06/21/05	907,382	906,582
ANZ National Bank Ltd.
2.94%, 08/15/05	124,411	123,651
Barton Capital Corp.
3.02%, 06/13/05	274,840	274,563
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05 - 06/03/05	721,586	721,496
Cancara Asset Securitisation LLC
3.03%, 06/13/05	147,858	147,709
Cantabric Finance LLC
3.03% - 3.12%, 06/28/05 - 07/25/05	557,363	555,534
Charta LLC
2.99%, 06/16/05 - 06/21/05	522,528	521,763
Chesham Finance LLC
3.01% - 3.04%, 06/10/05 - 06/21/05	94,553	94,447
Corporate Asset Funding
2.99%, 06/16/05	286,146	285,790
CRC Funding LLC
2.99% - 3.03%, 06/10/05 - 06/29/05	311,028	310,581
Edison Asset Securitization
3.03% - 3.12%, 06/30/05 - 09/06/05	684,262	681,479
Fairway Finance LLC
3.15%, 09/15/05	221,340	219,287
Falcon Asset Securitization Corp.
3.02% - 3.03%, 06/01/05 - 06/10/05	1,355,317	1,354,610
Ford Credit Floorplan Motown
3.05% - 3.07%, 06/10/05 - 06/28/05	266,240	265,777
Gemini Securitization Corp.
3.02%, 06/27/05	24,882	24,828
General Electric Capital Corp.
2.74%, 07/07/05	124,411	124,070
General Electric Co.
3.03%, 06/30/05	373,234	372,323
Georgetown Funding Co. LLC
3.05%, 06/16/05	49,765	49,701
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05	828,579	822,987
Jupiter Securitization Corp.
3.02% - 3.03%, 06/03/05 - 06/13/05	933,732	933,187
Kitty Hawk Funding Corp.
3.02%, 06/10/05	167,393	167,267
Landale LLC
3.04%, 06/15/05	248,823	248,528
Mortgage Interest Networking Trust
3.03% - 3.05%, 06/06/05 - 06/16/05	102,017	101,922

New Center Asset Trust
3.03%, 06/21/05	62,206	62,101
Nordea North America Inc.
2.74%, 07/11/05	124,411	124,033
Park Granada LLC
3.06%, 06/21/05	221,452	221,076
Park Sienna LLC
3.08%, 06/02/05	62,206	62,200
Polonius Inc.
3.04%, 06/10/05	117,444	117,355
Preferred Receivables Funding Corp.
3.02% - 3.03%, 06/02/05 - 06/14/05	1,643,586	1,642,507
Ranger Funding Co. LLC
3.02% - 3.07%, 06/08/05 - 07/06/05	1,393,392	1,390,892
Santander Central Hispano
2.75%, 07/08/05	311,028	310,151
Scaldis Capital LLC
2.75%, 07/08/05	62,275	62,099
Solitaire Funding Ltd.
3.03%, 06/02/05	278,433	278,409
Sydney Capital Corp.
3.03% - 3.21%, 06/10/05 - 08/17/05	661,769	658,050
Thames Asset Global Securitization No. 1 Inc.
3.03%, 06/07/05	62,206	62,174
Three Pillars Funding Co.
3.03%, 06/07/05	149,294	149,218
Thunder Bay Funding LLC
3.02%, 06/01/05	74,814	74,814
Tulip Funding Corp.
3.02% - 3.06%, 06/01/05 - 07/01/05	360,793	360,667
UBS Finance (Delaware)
3.03%, 07/01/05	373,234	372,292
Windmill Funding Corp.
3.03%, 06/17/05 - 06/21/05	295,228	294,789
Yorktown Capital LLC
3.02%, 06/10/05	197,082	196,934

		16,099,233

FLOATING RATE NOTES (3)—6.64%

Allstate Life Global Funding II
3.11%, 03/08/06 (4)	114,458	114,461
American Express Centurion Bank
3.05% - 3.10%, 10/26/05 - 01/24/06	870,879	870,979
Australia & New Zealand Banking Group Ltd.
3.08%, 06/23/06 (4)	161,735	161,735
Bank of Nova Scotia
3.01%, 09/26/05 - 01/03/06	161,735	161,708
Beta Finance Inc.
3.05% - 3.22%, 09/23/05 - 04/25/06 (4)	806,185	806,221
BMW US Capital LLC
3.06%, 04/18/06 (4)	248,823	248,823
Canadian Imperial Bank of Commerce
3.02% - 3.04%, 09/13/05 - 12/14/05	845,997	845,896
CC USA Inc.
3.03% - 3.12%, 07/29/05 - 05/22/06 (4)	472,763	472,740
Commodore CDO Ltd.
3.08%, 12/12/05	62,206	62,206
Credit Suisse First Boston
3.06%, 05/09/06	248,823	248,823
Den Danske Bank NY
3.02%, 08/12/05 - 10/17/05	746,468	746,408
DEPFA Bank PLC
2.99%, 03/15/06	248,823	248,823

Dorada Finance Inc.
3.07% - 3.12%, 07/29/05 - 03/27/06 (4)	539,945	539,972
Fairway Finance LLC
3.04%, 06/20/05	124,411	124,411
Fifth Third Bancorp
3.05%, 04/21/06 (4)	497,645	497,645
Five Finance Inc.
3.08%, 02/27/06 (4)	124,411	124,423
General Electric Capital Corp.
3.19%, 05/09/06	111,970	112,095
General Electric Commercial Equipment Financing LLC
3.05%, 11/20/05	55,119	55,119
Greenwich Capital Holdings Inc.
3.04% - 3.05%, 09/02/05 - 02/10/06	286,146	286,146
Hartford Life Global Funding Trust
3.08%, 04/15/06	248,823	248,823
HBOS Treasury Services PLC
3.05% - 3.08%, 01/10/06 - 04/24/06	746,468	746,469
K2 USA LLC
3.05% - 3.11%, 06/10/05 - 02/15/06 (4)	1,119,702	1,119,727
Leafs LLC
3.09%, 01/20/06 - 02/21/06 (4)	261,264	261,264
Links Finance LLC
3.04% - 3.21%, 11/16/05 - 03/15/06 (4)	970,408	970,568
Lothian Mortgages PLC
3.08%, 01/24/06 (4)	373,234	373,234
Marshall & Ilsley Bank
3.19%, 02/20/06	248,823	249,038
MetLife Global Funding I
3.08%, 05/05/06 (4)	373,234	373,234
National City Bank (Ohio)
3.02% - 3.08%, 06/10/05 - 01/06/06	746,468	746,428
Nationwide Building Society
3.09% - 3.14%, 01/13/06 - 04/28/06 (4)	920,644	920,787
Norddeutsche Landesbank
3.11%, 07/27/05	248,823	248,809
Northern Rock PLC
3.06% - 3.09%, 10/25/05 - 02/03/06 (4)	746,468	746,468
Permanent Financing PLC
3.05% - 3.07%, 06/10/05 - 03/10/06	883,320	883,320
Royal Bank of Scotland
3.01% - 3.02%, 06/20/05 - 04/05/06	673,687	673,485
Sedna Finance Inc.
3.06%, 01/10/06 - 01/17/06 (4)	136,852	136,828
Sigma Finance Inc.
3.04% - 3.22%, 08/17/05 - 03/20/06 (4)	1,420,777	1,420,805
Societe Generale
3.03%, 03/30/06 - 06/13/06	385,675	385,580
SunTrust Bank
3.17%, 04/28/06	373,234	373,234
Tango Finance Corp.
3.05% - 3.06%, 07/25/05 - 05/26/06 (4)	771,350	771,302
UniCredito Italiano SpA
2.94%, 06/14/06	323,469	323,351
Wachovia Asset Securitization Inc.
3.08%, 06/25/05	661,788	661,787
Wells Fargo & Co.
3.06%, 05/15/06 (4)	124,411	124,426
WhistleJacket Capital LLC
2.97% - 3.07%, 06/15/05 - 01/17/06 (4)	870,879	870,833
White Pine Finance LLC
3.04% - 3.09%, 06/15/05 - 01/13/06 (4)	955,479	955,419

Winston Funding Ltd.
3.23%, 07/23/05 (4)	177,659	177,659
World Savings Bank
3.04%, 09/09/05	87,088	87,086

		21,578,598

MONEY MARKET FUNDS—0.35%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3)(5)	995,291	995,291
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	21,627	21,627
BlackRock Temp Cash Money Market Fund (3)	36,044	36,044
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	95,357	95,357

		1,148,319

REPURCHASE AGREEMENTS (3)—2.70%

Bank of America N.A. Repurchase Agreements, dated 5/31/05, due 6/1/05, with a total maturity value of $6,445,056 and effective yields of 3.07% - 3.08%. (6)	$6,444,506	6,444,506
Goldman Sachs & Co. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $344,648 and an effective yield of 3.08%. (6)	344,619	344,619
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $1,990,751 and an effective yield of 3.07%. (6)	1,990,581	1,990,581

		8,779,706

TIME DEPOSITS (3)—1.65%

Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	360,793	360,793
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	348,352	348,352
Credit Suisse First Boston
3.05%, 06/30/05	373,234	373,234
Dexia Credit Local SA
3.00% - 3.01%, 06/20/05 - 06/21/05	236,382	236,382
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	435,440	435,440
HBOS Treasury Services PLC
3.39%, 12/14/05	149,294	149,294
Natexis Banques
2.98%, 08/18/05	248,823	248,823
Norddeutsche Landesbank
2.11%, 06/07/05	248,823	248,822
Societe Generale
3.07% - 3.09%, 06/01/05	197,792	197,792
Svenska Handelsbanken AB
3.00%, 06/20/05	124,411	124,411
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	447,881	447,867
UBS AG
2.67% - 3.40%, 07/01/05 - 12/15/05	323,469	323,469
Washington Mutual Bank
3.05% - 3.15%, 06/22/05 - 07/28/05	622,057	622,057
Wells Fargo Bank N.A.
3.04%, 06/29/05 - 07/01/05	995,291	995,291

Wilmington Trust Co.
3.05%, 06/06/05	236,382	236,382

		5,348,409

U.S. GOVERNMENT AGENCY NOTES (3)—0.11%

Federal National Mortgage Association
2.33%, 07/22/05	373,234	372,005

		372,005

TOTAL SHORT-TERM INVESTMENTS (Cost: $53,326,270)		53,326,270

TOTAL INVESTMENTS IN SECURITIES — 115.92% (Cost: $356,980,415) (7)		376,901,332
Other Assets, Less Liabilities — (15.92%)		(51,768,618)

NET ASSETS — 100.00%		$325,132,714

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.25% and maturity dates ranging from 6/13/05 to 8/1/42.
(7)	The cost of investments for federal income tax purposes was $361,776,157. Net unrealized appreciation aggregated $15,125,175, of which $19,722,716 represented gross unrealized appreciation on securities and $4,597,541 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRIA INDEX FUND

May 31, 2005

Security	Shares	Value
COMMON STOCKS—98.47%

BANKS—22.60%
Bank Austria Creditanstalt (1)	89,744	$8,831,669
Erste Bank der Oesterreichischen Sparkassen AG	641,085	31,639,441

		40,471,110

BUILDING MATERIALS—4.61%
Wienerberger Baustoffindustrie AG	185,571	8,255,691

		8,255,691

CHEMICALS—2.01%
Lenzing AG	15,210	3,605,865

		3,605,865

ELECTRIC—5.85%
EVN AG (1)	26,939	1,869,044
Oesterreichische Elektrizitaetswirtschafts AG Class A	33,180	8,603,491

		10,472,535

ENGINEERING & CONSTRUCTION—2.85%
Flughafen Wien AG (1)	79,395	5,103,597

		5,103,597

ENVIRONMENTAL CONTROL—0.71%
BWT AG (1)	40,974	1,262,287

		1,262,287

FOREST PRODUCTS & PAPER—2.03%
Mayr-Melnhof Karton AG	25,438	3,638,799

		3,638,799

INSURANCE—1.27%
Generali Holding Vienna AG	64,069	2,275,972

		2,275,972

IRON & STEEL—8.40%
Boehler-Uddeholm AG (1)	55,379	7,179,134
Voest-Alpine AG (1)	116,367	7,868,144

		15,047,278

MACHINERY—2.37%
Andritz AG	48,427	4,232,905

		4,232,905

MACHINERY - CONSTRUCTION & MINING—0.36%
Palfinger AG	10,962	636,161

		636,161

MANUFACTURING—1.79%
RHI AG (1) (2)	115,972	3,207,600

		3,207,600

OIL & GAS—15.21%
OMV AG	77,420	27,244,388

		27,244,388

REAL ESTATE—11.88%
CA Immobilien Anlagen AG (1) (2)	216,335	5,443,898
CA Immobilien Anlagen AG Rights (1) (2)	213,597	2,637
Immofinanz Immobilien Anlage AG (1) (2)	941,601	8,533,791
Meinl European Land Ltd. (2)	416,251	7,298,316

		21,278,642

TELECOMMUNICATIONS—16.53%
Telekom Austria AG (1)	1,582,686	29,606,456

		29,606,456

TOTAL COMMON STOCKS (Cost: $159,105,399)		176,339,286

Security	Shares	Value
PREFERRED STOCKS—0.51%

INSURANCE—0.51%
Wiener Staedtische Allgemeine Versicherung AG	18,632	915,633

		915,633

TOTAL PREFERRED STOCKS (Cost: $839,797)		915,633

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—23.94%

COMMERCIAL PAPER (3)—7.14%

Alpine Securitization Corp.
3.03%, 06/10/05	$197,632	197,482
Amstel Funding Corp.
2.95%, 08/19/05	82,148	81,616
Amsterdam Funding Corp.
3.02% - 3.03%, 06/06/05 - 06/21/05	720,703	720,063
ANZ National Bank Ltd.
2.94%, 08/15/05	98,816	98,212
Barton Capital Corp.
3.02%, 06/13/05	218,296	218,076
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05 - 06/03/05	573,132	573,061
Cancara Asset Securitisation LLC
3.03%, 06/13/05	117,439	117,320
Cantabric Finance LLC
3.03% - 3.12%, 06/28/05 - 07/25/05	442,695	441,242
Charta LLC
2.99%, 06/16/05 - 06/21/05	415,026	414,420

Chesham Finance LLC
3.01% - 3.04%, 06/10/05 - 06/21/05	75,100	75,016
Corporate Asset Funding
2.99%, 06/16/05	227,276	226,994
CRC Funding LLC
2.99% - 3.03%, 06/10/05 - 06/29/05	247,040	246,684
Edison Asset Securitization
3.03% - 3.12%, 06/30/05 - 09/06/05	543,487	541,276
Fairway Finance LLC
3.15%, 09/15/05	175,803	174,173
Falcon Asset Securitization Corp.
3.02% - 3.03%, 06/01/05 - 06/10/05	1,076,484	1,075,921
Ford Credit Floorplan Motown
3.05% - 3.07%, 06/10/05 - 06/28/05	211,466	211,098
Gemini Securitization Corp.
3.02%, 06/27/05	19,763	19,720
General Electric Capital Corp.
2.74%, 07/07/05	98,816	98,545
General Electric Co.
3.03%, 06/30/05	296,447	295,724
Georgetown Funding Co. LLC
3.05%, 06/16/05	39,526	39,476
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05	658,113	653,671
Jupiter Securitization Corp.
3.02% - 3.03%, 06/03/05 - 06/13/05	741,632	741,199
Kitty Hawk Funding Corp.
3.02%, 06/10/05	132,955	132,854
Landale LLC
3.04%, 06/15/05	197,632	197,398
Mortgage Interest Networking Trust
3.03% - 3.05%, 06/06/05 - 06/16/05	81,029	80,954
New Center Asset Trust
3.03%, 06/21/05	49,408	49,325
Nordea North America Inc.
2.74%, 07/11/05	98,816	98,515
Park Granada LLC
3.06%, 06/21/05	175,892	175,593
Park Sienna LLC
3.08%, 06/02/05	49,408	49,404
Polonius Inc.
3.04%, 06/10/05	93,282	93,212
Preferred Receivables Funding Corp.
3.02% - 3.03%, 06/02/05 - 06/14/05	1,305,446	1,304,589
Ranger Funding Co. LLC
3.02% - 3.07%, 06/08/05 - 07/06/05	1,106,725	1,104,740
Santander Central Hispano
2.75%, 07/08/05	247,040	246,343
Scaldis Capital LLC
2.75%, 07/08/05	49,463	49,323
Solitaire Funding Ltd.
3.03%, 06/02/05	221,150	221,131
Sydney Capital Corp.
3.03% - 3.21%, 06/10/05 - 08/17/05	525,621	522,668
Thames Asset Global Securitization No. 1 Inc.
3.03%, 06/07/05	49,408	49,383
Three Pillars Funding Co.
3.03%, 06/07/05	118,579	118,519
Thunder Bay Funding LLC
3.02%, 06/01/05	59,422	59,422
Tulip Funding Corp.
3.02% - 3.06%, 06/01/05 - 07/01/05	286,566	286,467
UBS Finance (Delaware)
3.03%, 07/01/05	296,447	295,699

Windmill Funding Corp.
3.03%, 06/17/05 - 06/21/05	234,490	234,142
Yorktown Capital LLC
3.02%, 06/10/05	156,536	156,418

		12,787,088

FLOATING RATE NOTES (3)—9.57%

Allstate Life Global Funding II
3.11%, 03/08/06 (4)	90,911	90,913
American Express Centurion Bank
3.05% - 3.10%, 10/26/05 - 01/24/06	691,711	691,790
Australia & New Zealand Banking Group Ltd.
3.08%, 06/23/06 (4)	128,461	128,461
Bank of Nova Scotia
3.01%, 09/26/05 - 01/03/06	128,461	128,439
Beta Finance Inc.
3.05% - 3.22%, 09/23/05 - 04/25/06 (4)	640,326	640,355
BMW US Capital LLC
3.06%, 04/18/06 (4)	197,632	197,632
Canadian Imperial Bank of Commerce
3.02% - 3.04%, 09/13/05 - 12/14/05	671,948	671,867
CC USA Inc.
3.03% - 3.12%, 07/29/05 - 05/22/06 (4)	375,500	375,481
Commodore CDO Ltd.
3.08%, 12/12/05	49,408	49,408
Credit Suisse First Boston
3.06%, 05/09/06	197,632	197,632
Den Danske Bank NY
3.02%, 08/12/05 - 10/17/05	592,895	592,847
DEPFA Bank PLC
2.99%, 03/15/06	197,632	197,632
Dorada Finance Inc.
3.07% - 3.12%, 07/29/05 - 03/27/06 (4)	428,861	428,882
Fairway Finance LLC
3.04%, 06/20/05	98,816	98,815
Fifth Third Bancorp
3.05%, 04/21/06 (4)	395,263	395,263
Five Finance Inc.
3.08%, 02/27/06 (4)	98,816	98,825
General Electric Capital Corp.
3.19%, 05/09/06	88,934	89,033
General Electric Commercial Equipment Financing LLC
3.05%, 11/20/05	43,779	43,779
Greenwich Capital Holdings Inc.
3.04% - 3.05%, 09/02/05 - 02/10/06	227,276	227,277
Hartford Life Global Funding Trust
3.08%, 04/15/06	197,632	197,632
HBOS Treasury Services PLC
3.05% - 3.08%, 01/10/06 - 04/24/06	592,895	592,896
K2 USA LLC
3.05% - 3.11%, 06/10/05 - 02/15/06 (4)	889,342	889,362
Leafs LLC
3.09%, 01/20/06 - 02/21/06 (4)	207,513	207,513
Links Finance LLC
3.04% - 3.21%, 11/16/05 - 03/15/06 (4)	770,763	770,889
Lothian Mortgages PLC
3.08%, 01/24/06 (4)	296,447	296,447
Marshall & Ilsley Bank
3.19%, 02/20/06	197,632	197,803
MetLife Global Funding I
3.08%, 05/05/06 (4)	296,447	296,447

National City Bank (Ohio)
3.02% - 3.08%, 06/10/05 - 01/06/06	592,895	592,863
Nationwide Building Society
3.09% - 3.14%, 01/13/06 - 04/28/06 (4)	731,237	731,351
Norddeutsche Landesbank
3.11%, 07/27/05	197,632	197,621
Northern Rock PLC
3.06% - 3.09%, 10/25/05 - 02/03/06 (4)	592,895	592,895
Permanent Financing PLC
3.05% - 3.07%, 06/10/05 - 03/10/06	701,592	701,593
Royal Bank of Scotland
3.01% - 3.02%, 06/20/05 - 04/05/06	535,088	534,927
Sedna Finance Inc.
3.06%, 01/10/06 - 01/17/06 (4)	108,697	108,677
Sigma Finance Inc.
3.04% - 3.22%, 08/17/05 - 03/20/06 (4)	1,128,477	1,128,506
Societe Generale
3.03%, 03/30/06 - 06/13/06	306,329	306,254
SunTrust Bank
3.17%, 04/28/06	296,447	296,447
Tango Finance Corp.
3.05% - 3.06%, 07/25/05 - 05/26/06 (4)	612,658	612,620
UniCredito Italiano SpA
2.94%, 06/14/06	256,921	256,827
Wachovia Asset Securitization Inc.
3.08%, 06/25/05	525,636	525,636
Wells Fargo & Co.
3.06%, 05/15/06 (4)	98,816	98,827
WhistleJacket Capital LLC
2.97% - 3.07%, 06/15/05 - 01/17/06 (4)	691,711	691,675
White Pine Finance LLC
3.04% - 3.09%, 06/15/05 - 01/13/06 (4)	758,905	758,858
Winston Funding Ltd.
3.23%, 07/23/05 (4)	141,109	141,109
World Savings Bank
3.04%, 09/09/05	69,171	69,169

		17,139,175

MONEY MARKET FUNDS—0.80%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3)(5)	790,527	790,527
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	541,609	541,609
BlackRock Temp Cash Money Market Fund (3)	28,628	28,628
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	75,739	75,739

		1,436,503

REPURCHASE AGREEMENTS (3)—3.89%

Bank of America N.A. Repurchase Agreements, dated 5/31/05, due 6/1/05, with a total maturity value of $5,119,096 and effective yields of 3.07% - 3.08%. (6)	$5,118,659	5,118,659
Goldman Sachs & Co. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $273,743 and an effective yield of 3.08%. (6)	273,720	273,720
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $1,581,188 and an effective yield of 3.07%. (6)	1,581,053	1,581,053

		6,973,432

TIME DEPOSITS (3)—2.37%

Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	286,566	286,566
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	276,684	276,685
Credit Suisse First Boston
3.05%, 06/30/05	296,447	296,447
Dexia Credit Local SA
3.00% - 3.01%, 06/20/05 - 06/21/05	187,750	187,750
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	345,855	345,856
HBOS Treasury Services PLC
3.39%, 12/14/05	118,579	118,579
Natexis Banques
2.98%, 08/18/05	197,632	197,632
Norddeutsche Landesbank
2.11%, 06/07/05	197,632	197,631
Societe Generale
3.07% - 3.09%, 06/01/05	157,099	157,099
Svenska Handelsbanken AB
3.00%, 06/20/05	98,816	98,816
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	355,737	355,727
UBS AG
2.67% - 3.40%, 07/01/05 - 12/15/05	256,921	256,920
Washington Mutual Bank
3.05% - 3.15%, 06/22/05 - 07/28/05	494,079	494,079
Wells Fargo Bank N.A.
3.04%, 06/29/05 - 07/01/05	790,527	790,527
Wilmington Trust Co.
3.05%, 06/06/05	187,750	187,750

		4,248,064

U.S. GOVERNMENT AGENCY NOTES (3)—0.17%

Federal National Mortgage Association
2.33%, 07/22/05	296,447	295,471

		295,471

TOTAL SHORT-TERM INVESTMENTS (Cost: $42,879,733)		42,879,733

TOTAL INVESTMENTS IN SECURITIES — 122.92% (Cost: $202,824,929) (7)		220,134,652
Other Assets, Less Liabilities — (22.92%)		(41,051,182)

NET ASSETS — 100.00%		$179,083,470

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.25% and maturity dates ranging from 6/13/05 to 8/1/42.
(7)	The cost of investments for federal income tax purposes was $203,649,664. Net unrealized appreciation aggregated $16,484,988, of which $17,111,767 represented gross unrealized appreciation on securities and $626,779 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI BELGIUM INDEX FUND

May 31, 2005

Security	Shares	Value
COMMON STOCKS—97.83%

BANKS—48.15%
Dexia Group (1)	401,185	$8,733,253
Fortis	586,435	16,002,624
KBC Groupe	100,700	8,193,961

		32,929,838

BEVERAGES—5.09%
InBev	105,070	3,482,092

		3,482,092

CHEMICALS—4.74%
Solvay SA	29,830	3,244,951

		3,244,951

ELECTRIC—4.79%
Electrabel SA (1)	7,410	3,272,775

		3,272,775

ELECTRICAL COMPONENTS & EQUIPMENT—1.19%
Bekaert NV (1)	10,929	813,723

		813,723

ELECTRONICS—0.60%
Barco NV (1)	5,605	408,326

		408,326

FOOD—6.63%
Colruyt NV	14,345	2,086,531
Delhaize Group (1)	41,610	2,448,673

		4,535,204

HOLDING COMPANIES - DIVERSIFIED—4.85%
Groupe Bruxelles Lambert SA (1)	38,855	3,317,555

		3,317,555

MANUFACTURING—2.56%
AGFA-Gevaert NV (1)	60,990	1,750,897

		1,750,897

MINING—2.73%
Umicore (1)	23,655	1,867,852

		1,867,852

PHARMACEUTICALS—4.87%
Omega Pharma SA (1)	13,775	702,459
UCB SA (1)	57,285	2,626,303

		3,328,762

REAL ESTATE INVESTMENT TRUSTS—3.32%
Cofinimmo (1)	14,250	2,271,539

		2,271,539

RETAIL—0.53%
SA D’Ieteren NV (1)	1,805	359,939

		359,939

TELECOMMUNICATIONS—6.52%
Belgacom SA (1) (2)	86,070	2,955,506
Mobistar SA	18,715	1,502,043

		4,457,549

TRANSPORTATION—1.26%
Compagnie Maritime Belge SA (1)	13,296	432,102
Euronav SA (1)	14,535	432,525

		864,627

TOTAL COMMON STOCKS (Cost: $64,037,063)		66,905,629

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—30.57%

COMMERCIAL PAPER (3)—9.22%

Alpine Securitization Corp.
3.03%, 06/10/05	$97,408	97,334
Amstel Funding Corp.
2.95%, 08/19/05	40,489	40,227
Amsterdam Funding Corp.
3.02% - 3.03%, 06/06/05 - 06/21/05	355,218	354,904
ANZ National Bank Ltd.
2.94%, 08/15/05	48,704	48,406
Barton Capital Corp.
3.02%, 06/13/05	107,593	107,485
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05 - 06/03/05	282,483	282,448
Cancara Asset Securitisation LLC
3.03%, 06/13/05	57,883	57,824
Cantabric Finance LLC
3.03% - 3.12%, 06/28/05 - 07/25/05	218,194	217,478
Charta LLC
2.99%, 06/16/05 - 06/21/05	204,557	204,258
Chesham Finance LLC
3.01% - 3.04%, 06/10/05 - 06/21/05	37,015	36,974
Corporate Asset Funding
2.99%, 06/16/05	112,019	111,880
CRC Funding LLC
2.99% - 3.03%, 06/10/05 - 06/29/05	121,760	121,585
Edison Asset Securitization
3.03% - 3.12%, 06/30/05 - 09/06/05	267,872	266,783
Fairway Finance LLC
3.15%, 09/15/05	86,649	85,846
Falcon Asset Securitization Corp.
3.02% - 3.03%, 06/01/05 - 06/10/05	530,574	530,296
Ford Credit Floorplan Motown
3.05% - 3.07%, 06/10/05 - 06/28/05	104,227	104,045
Gemini Securitization Corp.
3.02%, 06/27/05	9,741	9,720
General Electric Capital Corp.
2.74%, 07/07/05	48,704	48,571

General Electric Co.
3.03%, 06/30/05	146,112	145,755
Georgetown Funding Co. LLC
3.05%, 06/16/05	19,482	19,457
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05	324,369	322,180
Jupiter Securitization Corp.
3.02% - 3.03%, 06/03/05 - 06/13/05	365,534	365,319
Kitty Hawk Funding Corp.
3.02%, 06/10/05	65,530	65,481
Landale LLC
3.04%, 06/15/05	97,408	97,293
Mortgage Interest Networking Trust
3.03% - 3.05%, 06/06/05 - 06/16/05	39,937	39,900
New Center Asset Trust
3.03%, 06/21/05	24,352	24,311
Nordea North America Inc.
2.74%, 07/11/05	48,704	48,556
Park Granada LLC
3.06%, 06/21/05	86,693	86,546
Park Sienna LLC
3.08%, 06/02/05	24,352	24,350
Polonius Inc.
3.04%, 06/10/05	45,977	45,942
Preferred Receivables Funding Corp.
3.02% - 3.03%, 06/02/05 - 06/14/05	643,424	643,002
Ranger Funding Co. LLC
3.02% - 3.07%, 06/08/05 - 07/06/05	545,479	544,501
Santander Central Hispano
2.75%, 07/08/05	121,760	121,417
Scaldis Capital LLC
2.75%, 07/08/05	24,379	24,310
Solitaire Funding Ltd.
3.03%, 06/02/05	109,000	108,990
Sydney Capital Corp.
3.03% - 3.21%, 06/10/05 - 08/17/05	259,067	257,611
Thames Asset Global Securitization No. 1 Inc.
3.03%, 06/07/05	24,352	24,340
Three Pillars Funding Co.
3.03%, 06/07/05	58,445	58,415
Thunder Bay Funding LLC
3.02%, 06/01/05	29,288	29,288
Tulip Funding Corp.
3.02% - 3.06%, 06/01/05 - 07/01/05	141,242	141,193
UBS Finance (Delaware)
3.03%, 07/01/05	146,112	145,743
Windmill Funding Corp.
3.03%, 06/17/05 - 06/21/05	115,575	115,403
Yorktown Capital LLC
3.02%, 06/10/05	77,153	77,095

		6,302,462

FLOATING RATE NOTES (3)—12.35%

Allstate Life Global Funding II
3.11%, 03/08/06 (4)	44,808	44,809
American Express Centurion Bank
3.05% - 3.10%, 10/26/05 - 01/24/06	340,928	340,967
Australia & New Zealand Banking Group Ltd.
3.08%, 06/23/06 (4)	63,315	63,315
Bank of Nova Scotia
3.01%, 09/26/05 - 01/03/06	63,315	63,305

Beta Finance Inc.
3.05% - 3.22%, 09/23/05 - 04/25/06 (4)	315,602	315,616
BMW US Capital LLC
3.06%, 04/18/06 (4)	97,408	97,408
Canadian Imperial Bank of Commerce
3.02% - 3.04%, 09/13/05 - 12/14/05	331,187	331,149
CC USA Inc.
3.03% - 3.12%, 07/29/05 - 05/22/06 (4)	185,075	185,066
Commodore CDO Ltd.
3.08%, 12/12/05	24,352	24,352
Credit Suisse First Boston
3.06%, 05/09/06	97,408	97,408
Den Danske Bank NY
3.02%, 08/12/05 - 10/17/05	292,224	292,200
DEPFA Bank PLC
2.99%, 03/15/06	97,408	97,408
Dorada Finance Inc.
3.07% - 3.12%, 07/29/05 - 03/27/06 (4)	211,376	211,386
Fairway Finance LLC
3.04%, 06/20/05	48,704	48,704
Fifth Third Bancorp
3.05%, 04/21/06 (4)	194,816	194,816
Five Finance Inc.
3.08%, 02/27/06 (4)	48,704	48,709
General Electric Capital Corp.
3.19%, 05/09/06	43,834	43,883
General Electric Commercial Equipment Financing LLC
3.05%, 11/20/05	21,578	21,578
Greenwich Capital Holdings Inc.
3.04% - 3.05%, 09/02/05 - 02/10/06	112,019	112,019
Hartford Life Global Funding Trust
3.08%, 04/15/06	97,408	97,408
HBOS Treasury Services PLC
3.05% - 3.08%, 01/10/06 - 04/24/06	292,224	292,224
K2 USA LLC
3.05% - 3.11%, 06/10/05 - 02/15/06 (4)	438,336	438,346
Leafs LLC
3.09%, 01/20/06 - 02/21/06 (4)	102,278	102,278
Links Finance LLC
3.04% - 3.21%, 11/16/05 - 03/15/06 (4)	379,892	379,955
Lothian Mortgages PLC
3.08%, 01/24/06 (4)	146,112	146,112
Marshall & Ilsley Bank
3.19%, 02/20/06	97,408	97,492
MetLife Global Funding I
3.08%, 05/05/06 (4)	146,112	146,112
National City Bank (Ohio)
3.02% - 3.08%, 06/10/05 - 01/06/06	292,224	292,208
Nationwide Building Society
3.09% - 3.14%, 01/13/06 - 04/28/06 (4)	360,410	360,466
Norddeutsche Landesbank
3.11%, 07/27/05	97,408	97,403
Northern Rock PLC
3.06% - 3.09%, 10/25/05 - 02/03/06 (4)	292,224	292,224
Permanent Financing PLC
3.05% - 3.07%, 06/10/05 - 03/10/06	345,799	345,799
Royal Bank of Scotland
3.01% - 3.02%, 06/20/05 - 04/05/06	263,732	263,653
Sedna Finance Inc.
3.06%, 01/10/06 - 01/17/06 (4)	53,574	53,565
Sigma Finance Inc.
3.04% - 3.22%, 08/17/05 - 03/20/06 (4)	556,200	556,214

Societe Generale
3.03%, 03/30/06 - 06/13/06	150,983	150,946
SunTrust Bank
3.17%, 04/28/06	146,112	146,112
Tango Finance Corp.
3.05% - 3.06%, 07/25/05 - 05/26/06 (4)	301,965	301,946
UniCredito Italiano SpA
2.94%, 06/14/06	126,631	126,584
Wachovia Asset Securitization Inc.
3.08%, 06/25/05	259,074	259,074
Wells Fargo & Co.
3.06%, 05/15/06 (4)	48,704	48,710
WhistleJacket Capital LLC
2.97% - 3.07%, 06/15/05 - 01/17/06 (4)	340,928	340,911
White Pine Finance LLC
3.04% - 3.09%, 06/15/05 - 01/13/06 (4)	374,047	374,024
Winston Funding Ltd.
3.23%, 07/23/05 (4)	69,549	69,549
World Savings Bank
3.04%, 09/09/05	34,093	34,092

		8,447,505

MONEY MARKET FUNDS—0.70%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	389,632	389,632
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	36,610	36,610
BlackRock Temp Cash Money Market Fund (3)	14,110	14,110
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	37,330	37,330

		477,682

REPURCHASE AGREEMENTS (3)—5.03%

Bank of America N.A. Repurchase Agreements, dated 5/31/05, due 6/1/05, with a total maturity value of $2,523,085 and effective yields of 3.07% - 3.08%. (6)	$2,522,870	2,522,870
Goldman Sachs Group Inc. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $134,922 and an effective yield of 3.08%. (6)	134,910	134,910
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $779,331 and an effective yield of 3.07%. (6)	779,265	779,265

		3,437,045

TIME DEPOSITS (3)—3.06%

Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	141,242	141,242
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	136,371	136,371
Credit Suisse First Boston
3.05%, 06/30/05	146,112	146,112
Dexia Credit Local SA
3.00% - 3.01%, 06/20/05 - 06/21/05	92,538	92,537
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	170,464	170,464
HBOS Treasury Services PLC
3.39%, 12/14/05	58,445	58,445
Natexis Banques
2.98%, 08/18/05	97,408	97,408

Norddeutsche Landesbank
2.11%, 06/07/05	97,408	97,408
Societe Generale
3.07% - 3.09%, 06/01/05	77,431	77,430
Svenska Handelsbanken AB
3.00%, 06/20/05	48,704	48,704
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	175,335	175,330
UBS AG
2.67% - 3.40%, 07/01/05 - 12/15/05	126,631	126,630
Washington Mutual Bank
3.05% - 3.15%, 06/22/05 - 07/28/05	243,520	243,520
Wells Fargo Bank N.A.
3.04%, 06/29/05 - 07/01/05	389,632	389,632
Wilmington Trust Co.
3.05%, 06/06/05	92,538	92,538

		2,093,771

U.S. GOVERNMENT AGENCY NOTES (3)—0.21%

Federal National Mortgage Association
2.33%, 07/22/05	146,112	145,631

		145,631

TOTAL SHORT-TERM INVESTMENTS (Cost: $20,904,096)		20,904,096

TOTAL INVESTMENTS IN SECURITIES — 128.40% (Cost: $84,941,159) (7)		87,809,725
Other Assets, Less Liabilities — (28.40%)		(19,420,270)

NET ASSETS — 100.00%		$68,389,455

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.25% and maturity dates ranging from 6/13/05 to 8/1/42.
(7)	The cost of investments for federal income tax purposes was $85,643,103. Net unrealized appreciation aggregated $2,166,622, of which $2,866,331 represented gross unrealized appreciation on securities and $699,709 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI BRAZIL INDEX FUND

May 31, 2005

Security	Shares	Value
COMMON STOCKS—32.44%

AGRICULTURE—1.05%
Souza Cruz SA	363,000	$4,495,650

		4,495,650

BANKS—3.54%
Unibanco Uniao de Bancos Brasileiros SA	2,105,410	15,106,120

		15,106,120

CHEMICALS—1.30%
Braskem SA Class A	581,036	5,542,412

		5,542,412

COMMERCIAL SERVICES—0.62%
Cia de Concessoes Rodoviarias	108,900	2,669,339

		2,669,339

COSMETICS & PERSONAL CARE—0.23%
Natura Cosmeticos SA	28,365	967,498

		967,498

ELECTRIC—1.49%
Centrais Eletricas Brasileiras SA (1)	428,703,000	6,376,224
Centrais Eletricas Brasileiras SA Rights	36,891,950	153

		6,376,377

GAS—0.18%
Cia de Gas de Sao Paulo Class A	7,260,000	790,245

		790,245

HEALTH CARE - SERVICES—0.21%
Diagnosticos da America SA (1)	72,600	883,446

		883,446

IRON & STEEL—2.26%
Companhia Siderurgica Nacional SA	544,584	9,660,879

		9,660,879

MINING—8.29%
Companhia Vale do Rio Doce ADR	1,219,680	35,407,310

		35,407,310

OIL & GAS—10.68%
Petroleo Brasileiro SA	980,100	45,649,776

		45,649,776

TELECOMMUNICATIONS—1.89%
Brasil Telecom Participacoes SA	309,276,000	2,783,098
Tele Norte Leste Participacoes SA	254,111	5,257,469
Tele Norte Leste Participacoes SA New Shares (2)	2,527	52,283

		8,092,850

WATER—0.70%
Companhia de Saneamento Basico do Estado de Sao Paulo	50,820,000	2,998,106

		2,998,106

TOTAL COMMON STOCKS (Cost: $94,301,506)		138,640,008

Security	Shares	Value
PREFERRED STOCKS—66.49%

AEROSPACE & DEFENSE—2.32%
Embraer-Empresa Brasileira de Aeronautica SA	1,343,143	9,938,254

		9,938,254

AIRLINES—0.56%
Gol Linhas Aereas Inteligentes SA	145,200	2,406,327

		2,406,327

BANKS—12.14%
Banco Bradesco SA	617,184	19,884,761
Banco Itau Holding Financeira SA	181,537	31,978,267

		51,863,028

BEVERAGES—4.60%
Companhia de Bebidas das Americas	65,703,000	19,656,307

		19,656,307

BUILDING MATERIALS—0.44%
Duratex SA	41,382,000	1,891,159

		1,891,159

ELECTRIC—4.40%
Centrais Eletricas Brasileiras SA Class B	271,161,000	3,717,620
Companhia Energetica de Minas Gerais	364,428,000	11,052,449
Companhia Paranaense de Energia Class B	530,019,000	3,038,747
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (1)	25,410,000	987,052

		18,795,868

FOOD—1.72%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	150,282,000	3,184,205
Sadia SA	2,541,000	4,148,787

		7,332,992

FOREST PRODUCTS & PAPER—3.20%
Aracruz Celulose SA Class B	1,815,000	6,137,973
Klabin SA	2,178,000	3,655,638
Votorantim Celulose e Papel SA	326,700	3,883,210

		13,676,821

IRON & STEEL—4.49%
Companhia Siderurgica de Tubarao	61,710,000	3,322,649
Gerdau SA	762,316	7,696,003
Usinas Siderurgicas de Minas Gerais SA Class A	435,600	8,161,845

		19,180,497

MACHINERY—0.24%
Weg SA	326,700	1,017,968

		1,017,968

MINING—9.99%
Caemi Mineracao e Metalurgica SA	6,764,505	5,901,729
Companhia Vale do Rio Doce Class A	1,488,300	36,790,133

		42,691,862

OIL & GAS—13.13%
Petroleo Brasileiro SA	1,343,100	56,106,649

		56,106,649

RETAIL—0.63%
Lojas Americanas SA	145,200,000	2,684,420

		2,684,420

TELECOMMUNICATIONS—8.31%
Brasil Telecom Participacoes SA	898,062,000	5,839,082
Celular CRT Participacoes SA Class A	36,360	725,085
Embratel Participacoes SA (1)	1,674,661,566	3,527,440
Tele Centro Oeste Celular Participacoes SA	254,112	2,661,472
Tele Norte Leste Participacoes SA	968,652	14,737,032
Tele Norte Leste Participacoes SA New Shares (2)	9,387	142,813
Telemig Celular Participacoes SA	798,600,000	1,307,220
Telesp Celular Participacoes SA (1)	806,397	4,053,761
TIM Participacoes SA	1,597,200,000	2,508,275

		35,502,180

TEXTILES—0.32%
Companhia de Tecidos Norte de Minas	15,972,400	1,380,249

		1,380,249

TOTAL PREFERRED STOCKS (Cost: $198,170,777)		284,124,581

Security	Shares	Value
SHORT-TERM INVESTMENTS—0.98%

MONEY MARKET FUNDS—0.98%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3)	4,205,376	4,205,376

		4,205,376

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,205,376)		4,205,376

TOTAL INVESTMENTS IN SECURITIES — 99.91% (Cost: $296,677,659) (4)		426,969,965

Other Assets, Less Liabilities — 0.09%		363,476

NET ASSETS — 100.00%		$427,333,441

ADR -	American Depositary Receipts
(1)	Non-income earning security.
(2)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.

(3)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(4)	The cost of investments for federal income tax purposes was $303,085,897. Net unrealized appreciation aggregated $123,884,068, of which $124,525,589 represented gross unrealized appreciation on securities and $641,521 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI CANADA INDEX FUND

May 31, 2005

Security	Shares	Value
COMMON STOCKS—99.99%

AEROSPACE & DEFENSE—0.17%
CAE Inc.	119,380	$556,850

		556,850

APPAREL—0.19%
Gildan Activewear Inc. (1)	24,628	628,391

		628,391

AUTO PARTS & EQUIPMENT—1.14%
Magna International Inc. Class A	53,768	3,677,994

		3,677,994

BANKS—19.51%
Bank of Montreal	263,388	11,605,327
Bank of Nova Scotia	526,400	16,684,129
Canadian Imperial Bank of Commerce	183,488	10,620,256
National Bank of Canada	91,368	3,848,799
Royal Bank of Canada	337,460	20,180,600

		62,939,111

BEVERAGES—0.18%
Cott Corp. (1)	26,320	587,617

		587,617

CHEMICALS—2.84%
Agrium Inc.	73,696	1,375,024
Methanex Corp.	56,588	1,039,127
NOVA Chemicals Corp.	47,000	1,499,023
Potash Corp. of Saskatchewan Inc.	58,468	5,256,362

		9,169,536

COMMERCIAL SERVICES—0.22%
Quebecor World Inc.	37,412	712,950

		712,950

COMPUTERS—2.41%
CGI Group Inc. (1)	151,537	856,674
Research In Motion Ltd. (1)	83,096	6,927,814

		7,784,488

DIVERSIFIED FINANCIAL SERVICES—1.05%
C.I. Fund Management Inc.	74,182	1,023,282
IGM Financial Inc.	64,296	1,850,211
TSX Group Inc.	18,612	505,313

		3,378,806

ELECTRIC—0.37%
TransAlta Corp.	73,508	1,177,511

		1,177,511

ELECTRONICS—0.39%
Celestica Inc. (1)	98,700	1,245,014

		1,245,014

ENGINEERING & CONSTRUCTION—0.46%
SNC-Lavalin Group Inc.	27,448	1,491,732

		1,491,732

ENTERTAINMENT—0.16%
Intrawest Corp.	24,064	524,970

		524,970

FOOD—1.89%
George Weston Ltd.	21,808	1,928,577
Loblaw Companies Ltd.	63,920	3,695,602
Saputo Inc.	15,604	470,304

		6,094,483

FOREST PRODUCTS & PAPER—0.63%
Abitibi-Consolidated Inc.	165,064	727,827
Canfor Corp. (1)	34,404	432,056
Domtar Inc.	117,500	880,676

		2,040,559

HAND & MACHINE TOOLS—0.36%
Finning International Inc.	41,736	1,156,754

		1,156,754

HEALTH CARE - SERVICES—0.36%
MDS Inc.	82,344	1,152,284

		1,152,284

HOLDING COMPANIES - DIVERSIFIED—1.85%
Brascan Corp. Class A	125,020	4,824,756
Onex Corp.	75,608	1,154,482

		5,979,238

INSURANCE—12.86%
Fairfax Financial Holdings Ltd.	7,708	1,250,034
Great-West Lifeco Inc.	147,016	3,141,593
Manulife Financial Corp.	421,872	19,399,082
Power Corp. of Canada	174,464	4,355,514
Power Financial Corp.	137,052	3,536,262
Sun Life Financial Inc.	310,576	9,794,108

		41,476,593

IRON & STEEL—0.90%
Algoma Steel Inc. (1)	19,364	463,044
Dofasco Inc.	45,496	1,237,024
IPSCO Inc.	23,500	1,209,712

		2,909,780

LODGING—0.68%
Fairmont Hotels & Resorts Inc.	33,276	1,142,499
Four Seasons Hotels Inc.	14,294	1,039,667

		2,182,166

MANUFACTURING—0.44%
Bombardier Inc. Class B	740,470	1,422,902

		1,422,902

MEDIA—2.94%
Rogers Communications Inc. Class B	97,572	2,956,374

Shaw Communications Inc. Class B	103,269	2,164,767
Thomson Corp.	129,344	4,363,549

		9,484,690

MINING—11.23%
Aber Diamond Corp.	17,484	509,122
Agnico-Eagle Mines Ltd.	44,744	524,448
Alcan Inc.	194,768	5,870,295
Barrick Gold Corp.	267,712	6,098,578
Cameco Corp.	91,180	3,755,818
Glamis Gold Ltd. (1)	72,756	1,029,136
Goldcorp Inc.	166,380	2,268,547
Inco Ltd.	99,452	3,807,906
Ivanhoe Mines Ltd. (1)	92,120	685,308
Kinross Gold Corp. (1)	178,976	939,012
Meridian Gold Inc. (1)	50,008	834,164
Noranda Inc.	158,860	2,534,616
Novelis Inc.	40,070	962,332
Placer Dome Inc.	232,556	3,107,793
Teck Cominco Ltd. Class B	101,144	3,290,416

		36,217,491

OIL & GAS—20.07%
Canadian Natural Resources Ltd.	274,104	7,922,713
EnCana Corp.	466,240	16,171,463
Husky Energy Inc.	69,184	2,303,099
Imperial Oil Ltd.	65,424	4,538,443
Nexen Inc.	137,804	3,582,036
Penn West Petroleum Ltd.	29,516	1,965,145
Petro-Canada	130,660	7,334,421
Precision Drilling Corp. Class A (1)	63,932	2,513,134
Shell Canada Ltd.	37,600	2,596,308
Suncor Energy Inc.	238,384	9,325,136
Talisman Energy Inc.	195,708	6,476,005

		64,727,903

PHARMACEUTICALS—0.69%
Angiotech Pharmaceuticals Inc. (1)	45,496	577,157
Biovail Corp. (1)	71,440	1,121,599
QLT Corp. (1)	50,572	524,208

		2,222,964

PIPELINES—3.32%
Enbridge Inc.	172,584	4,596,185
TransCanada Corp.	253,048	6,123,675

		10,719,860

REAL ESTATE—0.89%
Brookfield Properties Corp.	79,148	2,052,932
MI Developments Inc. Class A	27,383	830,344

		2,883,276

RETAIL—2.22%
Canadian Tire Corp. Class A	46,075	2,153,951
Hudson’s Bay Co.	41,172	438,262
Jean Coutu Group Inc. Class A	58,844	921,967
RONA Inc. (1)	45,120	935,390
Shoppers Drug Mart Corp.	82,344	2,701,795

		7,151,365

SEMICONDUCTORS—0.62%
ATI Technologies Inc. (1)	132,728	1,990,682

		1,990,682

SOFTWARE—0.68%
Cognos Inc. (1)	47,188	1,774,042
Open Text Corp. (1)	25,380	409,188

		2,183,230

TELECOMMUNICATIONS—4.15%
Aliant Inc.	7,412	160,515
BCE Inc.	167,132	3,833,981
Nortel Networks Corp. (1)	2,235,508	5,686,138
TELUS Corp.	32,148	1,071,472
TELUS Corp. NVS	82,532	2,650,053

		13,402,159

TRANSPORTATION—4.12%
Canadian National Railway Co.	149,836	9,175,461
Canadian Pacific Railway Ltd.	87,984	3,237,620
CP Ships Ltd.	50,948	871,781

		13,284,862
TOTAL COMMON STOCKS (Cost: $250,465,271)		322,558,211

Security	Shares	Value
SHORT-TERM INVESTMENTS—0.00%

MONEY MARKET FUNDS—0.00%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (2)	4,695	4,695

		4,695

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,695)		4,695

TOTAL INVESTMENTS IN SECURITIES — 99.99% (Cost: $250,469,966) (3)		322,562,906
Other Assets, Less Liabilities — 0.01%		16,172

NET ASSETS — 100.00%		$322,579,078

NVS -	Non-Voting Shares
(1)	Non-income earning security.
(2)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(3)	The cost of investments for federal income tax purposes was $256,589,043. Net unrealized appreciation aggregated $65,973,863, of which $73,319,949 represented gross unrealized appreciation on securities and $7,346,086 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

May 31, 2005

Security	Shares	Value
COMMON STOCKS—96.13%

ARGENTINA—0.85%
Petrobras Energia Participaciones SA ADR (1) (2)	933,593	$11,221,788
Tenaris SA ADR (2)	410,826	28,655,114

		39,876,902

BRAZIL—8.15%
Aracruz Celulose SA ADR (2)	304,140	10,243,435
Banco Bradesco SA ADR (2)	1,604,832	51,306,479
Banco Itau Holding Financiera SA ADR (2)	648,672	57,037,731
Brasil Telecom Participacoes SA ADR (2)	366,105	12,151,025
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR (2)	445,759	9,672,970
Companhia Vale do Rio Doce ADR	2,143,440	62,224,063
Companhia Vale do Rio Doce Sponsored ADR	2,702,200	66,690,296
Empresa Brasileira de Aeronautica SA ADR	625,628	18,956,528
Petroleo Brasileiro SA ADR (2)	1,253,280	59,154,816
Tele Norte Leste Participacoes SA ADR (2)	1,522,077	23,211,674
Telesp Celular Partcipacoes SA ADR (1)	1,815,970	9,206,968
Votorantim Celulose e Papel ADR	422,276	5,063,089

		384,919,074

CHILE—2.37%
Banco Santander Chile SA ADR	907,371	28,309,975
Compania de Telecomunicaciones de Chile SA ADR	1,578,781	15,519,417
Enersis SA Chile ADR	2,766,320	25,477,807
LAN Airlines SA Sponsored ADR	12,600	462,420
Sociedad Quimica y Minera de Chile SA ADR (2)	494,660	42,253,857

		112,023,476

CHINA—4.70%
Aluminum Corp. of China Ltd. Class H (2)	5,496,000	2,825,961
Angang New Steel Co. Ltd. Class H (2)	8,244,000	4,026,995
AviChina Industry & Technology Co. Ltd. (1)	5,496,000	402,699
Beijing Capital International Airport Co. Ltd. Class H	7,332,000	2,639,004
BYD Co. Ltd. (2)	687,000	1,585,188
China Eastern Airlines Corp. Ltd. Class H (1) (2)	26,564,000	4,643,996
China Life Insurance Co. Ltd. Class H (1) (2)	27,938,000	18,495,327
China Petroleum and Chemical Corp. Class H	75,112,000	27,517,797
China Shipping Development Co. Ltd. Class H	8,262,000	6,584,706
China Southern Airlines Co. Ltd. (1) (2)	15,578,000	5,206,484
China Telecom Corp. Ltd. Class H	39,474,000	13,827,292
Cofco International Ltd. (2)	2,754,000	1,265,609
Cosco Pacific Ltd. (2)	2,754,000	5,345,648
Datang International Power Generation Co. Ltd. Class H (2)	3,672,000	2,690,525
Guangshen Railway Co. Ltd. Class H (2)	29,382,363	9,820,182

Huadian Power International Corp. Ltd.	15,606,000	4,363,253
Huaneng Power International Inc. Class H (2)	11,016,000	7,859,165
Jiangsu Expressway Co. Ltd. Class H (2)	2,754,000	1,274,459
Jiangxi Copper Co. Ltd. (2)	9,178,000	4,306,262
Maanshan Iron & Steel Co. Ltd. Class H (2)	10,076,000	3,173,319
PetroChina Co. Ltd. Class H (2)	85,188,000	54,479,233
Ping An Insurance (Group) Co. of China Ltd. Class H	5,267,000	8,260,049
Qingling Motors Co. Ltd. (2)	6,426,000	1,263,838
Semiconductor Manufacturing International Corp. (1) (2)	13,740,000	2,684,663
Shanghai Forte Land Co. Class H	2,748,000	715,321
Sinopec Shanghai Petrochemical Co. Ltd. Class H	11,016,000	3,681,771
Sinotrans Ltd. (2)	10,992,000	3,214,531
Travelsky Technology Ltd. Class H	918,000	737,534
Tsingtao Brewery Co. Ltd. Class H (2)	1,836,000	1,935,290
Weichai Power Co. Ltd. Class H	458,000	1,454,193
Yanzhou Coal Mining Co. Ltd. Class H (2)	10,278,800	8,192,069
Zhejiang Expressway Co. Ltd. Class H (2)	11,016,000	7,434,345

		221,906,708

CZECH REPUBLIC—2.39%
CEZ AS	2,681,344	45,373,359
Komercni Banka AS	131,193	16,156,359
Philip Morris CR AS	50,736	35,733,605
Unipetrol AS (1)	2,633,900	15,298,471

		112,561,794

HONG KONG—4.19%
Air China Ltd. (1) (2)	13,740,000	4,857,121
Beijing Enterprises Holdings Ltd.	1,836,000	2,348,309
Brilliance China Automotive Holdings Ltd. (2)	19,236,000	3,461,802
Chaoda Modern Agriculture	916,000	379,739
China Everbright Pacific Ltd. (2)	10,304,000	4,039,849
China Mengniu Dairy Co. Ltd. (1)	1,832,000	1,201,034
China Merchants Holdings International Co. Ltd.	1,836,000	3,433,959
China Mobile Ltd.	21,755,000	79,561,111
China Overseas Land & Investment Ltd.	14,666,000	2,752,479
China Resources Enterprises Ltd. (2)	6,426,000	8,838,610
China Resources Land Ltd. (2)	14,688,000	2,360,109
China Resources Power Holdings Co.	2,748,000	1,589,603
China Travel International Investment Hong Kong Ltd. (2)	32,346,951	8,939,872
Citic Pacific Ltd.	5,049,000	14,083,953
CNOOC Ltd. (2)	61,372,000	33,923,309
Denway Motors Ltd.	17,404,000	6,152,353
Global Bio-Chem Technology Group Co. Ltd.	5,496,000	3,709,074
GOME Electrical Appliances Holdings Ltd.	1,832,000	1,825,100
Guangdong Investment Ltd.	6,416,000	1,855,694
Lenovo Group Ltd. (2)	19,236,000	6,119,972
Shanghai Industrial Holdings Ltd.	1,836,000	3,563,765
Shenzhen Investment Ltd. (2)	4,590,000	613,628
TCL International Holdings Ltd. (2)	5,496,000	989,086
TPV Technology Ltd.	1,832,000	1,177,484

		197,777,015

HUNGARY—2.58%
BorsodChem Rt	414,490	4,271,562
Gedeon Richter Rt	225,971	29,664,270
MATAV Rt	1,833,449	7,147,925

Mol Magyar Olaj-es Gazipari Rt (1)	349,276	26,155,753
OTP Bank Rt	1,748,292	54,569,933

		121,809,443

INDIA—5.39%
HDFC Bank Ltd. ADR (2)	1,161,030	48,635,547
ICICI Bank Ltd. ADR (2)	1,710,076	33,226,777
Infosys Technologies Ltd. ADR (2)	922,149	66,708,259
Mahanagar Telephone Nigam Ltd. ADR (2)	2,744,511	17,811,876
Satyam Computer Services Ltd. ADR (2)	1,343,800	33,205,298
Videsh Sanchar Nigam Ltd. ADR (2)	2,882,334	27,756,876
Wipro Ltd. ADR (1) (2)	1,304,106	27,281,898

		254,626,531

INDONESIA—2.62%
PT Aneka Tambang Tbk	31,831,455	7,867,885
PT Astra International Inc. Tbk	12,625,230	15,536,702
PT Bank Central Asia Tbk	22,950,000	8,388,246
PT Bank Danamon Indonesia Tbk	7,109,987	3,608,276
PT Bank Mandiri Tbk	24,097,500	4,207,400
PT Bank Pan Indonesia Tbk	93,265,918	4,414,374
PT Bank Rakyat Indonesia Tbk	21,099,061	6,435,685
PT Bumi Resources Tbk (1)	66,639,000	5,817,551
PT Gudang Garam Tbk	4,590,987	6,229,159
PT Indosat Tbk	9,847,000	5,126,758
PT Kalbe Farma Tbk	139,333,156	11,430,961
PT Matahari Putra Prima Tbk	40,171,194	2,408,370
PT Perusahaan Gas Negara Tbk	12,838,500	3,747,235
PT Ramayana Lestari Sentosa Tbk	45,909,870	3,959,621
PT Semen Gresik (Persero) Tbk	245,000	414,883
PT Telekomunikasi Indonesia Tbk	62,517,186	30,576,378
PT Tempo Scan Pacific Tbk	509,376	375,034
PT United Tractors Tbk	8,994,771	3,098,383

		123,642,901

ISRAEL—4.99%
Alvarion Ltd. (1) (2)	503,800	4,564,428
AudioCodes Ltd. (1) (2)	392,974	4,743,196
Bank Hapoalim Ltd.	5,319,837	18,681,541
Bank Leumi Le-Israel	6,964,961	19,737,478
Check Point Software Technologies Ltd. (1) (2)	741,502	16,839,510
Clal Industries and Investments Ltd.	249,610	1,152,133
Clal Insurance Co. Ltd.	45,342	953,611
ECI Telecom Ltd. (1)	224,878	1,985,673
Elbit Systems Ltd.	350,828	8,565,898
Elite Industries Ltd.	103,050	967,890
Given Imaging Ltd. (1) (2)	91,142	2,262,144
Israel Chemicals Ltd. (1)	3,745,982	12,008,204
Israel Corp. Ltd. (The)	5,038	1,443,671
Israel Discount Bank Class A (1)	7,984,363	11,752,997
Koor Industries Ltd. (1)	148,449	9,665,507
Lipman Electronic Engineering Ltd.	76,486	2,480,441
Makhteshim-Agan Industries Ltd.	1,610,452	9,759,098
M-Systems Flash Disk Pioneers Ltd. (1)	387,926	8,421,873
NICE Systems Ltd. (1)	45,900	1,711,755
Orbotech Ltd. (1) (2)	352,202	7,301,147
Supersol Ltd.	900,113	2,420,163
Syneron Medical Ltd. (1)	45,800	1,544,376
Teva Pharmaceutical Industries Ltd.	2,237,092	74,552,828
United Mizrahi Bank Ltd. (1)	2,506,348	11,886,828

		235,402,390

MEXICO—7.25%
Alfa SA de CV Class A	1,931,657	11,020,853
America Movil SA de CV Series L	28,212,800	79,642,646
Cemex SA de CV Series CPO	4,049,327	30,765,650
Consorcio Ara SA de CV	3,213,000	10,350,229
Controladora Comercial Mexicana SA de CV	5,129,600	5,478,339
Corporacion GEO SA de CV Series B (1)	2,322,060	5,476,682
Fomento Economico Mexicano SA de CV Class UBD	2,799,900	15,256,445
Grupo Carso SA de CV Series A1	413,841	738,017
Grupo Financiero Banorte SA de CV Series O	1,378,114	9,151,452
Grupo Mexico SA de CV Series B	2,065,500	9,688,283
Grupo Modelo SA de CV Series C	6,027,098	18,178,868
Grupo Televisa SA Series CPO	9,475,091	28,257,559
Industrias Penoles SA de CV Series CP	414,088	2,049,627
Kimberly-Clark de Mexico SA de CV Class A	3,359,098	10,623,952
Telefonos de Mexico SA de CV Series L	68,197,194	63,026,694
TV Azteca SA de CV Series CPO (1)	5,725,000	2,915,528
Vitro SA de CV Series A	6,527,224	5,075,783
Wal-Mart de Mexico SA de CV Series V	9,140,818	34,586,540

		342,283,147

PERU—0.28%
Companhia de Minas Buenaventura SA ADR	617,460	13,201,295

		13,201,295

PHILIPPINE ISLANDS—1.71%
ABS-CBN Broadcasting Corp.	11,256,196	2,271,059
Ayala Corp.	1,385,330	9,528,588
Ayala Land Inc. Class B	12,900,327	1,821,946
Bank of the Philippine Islands	9,056,175	8,056,208
Equitable PCI Bank	5,405,957	5,156,085
Filinvest Land Inc. (1)	113,709,112	2,961,610
Globe Telecom Inc.	262,120	3,942,377
Jollibee Foods Corp.	19,787,141	10,888,009
Manila Electric Co. Class B (1)	5,061,780	2,042,538
Megaworld Corp. (1)	78,051,068	1,975,614
Metropolitan Bank & Trust Co.	40	22
Petron Corp.	91,803,600	5,556,711
Philippine Long Distance Telephone Co.	570,390	15,483,808
SM Investments Corp. (1)	872,485	4,000,757
SM Prime Holdings Inc.	51,078,922	7,120,319

		80,805,651

RUSSIA—4.17%
JSC MMC Norilsk Nickel ADR	308,692	17,996,744
LUKOIL ADR	2,392,592	83,142,572
Mobile Telesystems OJSC ADR	412,200	14,468,220
Rostelecom ADR (2)	333,071	3,993,521
Surgutneftegaz ADR (2)	1,687,277	56,017,596
Tatneft ADR (2)	124,177	4,284,107
Vimpel-Communications Sponsored ADR (1)	458,000	16,964,320

		196,867,080

SOUTH AFRICA—11.72%
African Bank Investments Ltd. (2)	4,458,267	10,900,408
Alexander Forbes Ltd.	4,430,374	7,418,423
Anglo Platinum Ltd.	249,272	10,786,088
AngloGold Ashanti Ltd. (2)	504,758	16,903,054
Anglovaal Industries Ltd.	1,847,056	3,407,549
Barloworld Ltd.	967,500	12,616,137

Bidvest Group Ltd.	1,142,904	11,704,245
Bidvest Group Ltd. Warrants (Expiring 12/8/06) (1)	18,430	39,053
Consol Ltd. (1)	1,847,056	2,846,467
Edgars Consolidated Stores Ltd.	193,734	7,636,252
FirstRand Ltd.	12,104,494	24,537,227
Foschini Ltd.	3,833,948	20,793,139
Gold Fields Ltd.	1,509,156	16,550,735
Impala Platinum Holdings Ltd.	216,683	18,304,954
Imperial Holdings Ltd. (1)	1,196,823	17,699,183
Investec Ltd. (2)	401,695	11,607,102
JD Group Ltd.	1,302,640	11,602,829
Liberty Group Ltd. (2)	722,068	6,633,803
Mittal Steel South Africa Ltd.	1,644,877	12,308,852
MTN Group Ltd.	4,779,736	31,765,749
Nampak Ltd. (2)	3,529,881	7,845,924
Naspers Ltd.	1,794,087	22,198,453
Nedbank Group Ltd.	1,443,617	16,214,888
Network Healthcare Holdings Ltd. (1)	7,924,460	7,069,015
New Africa Capital Ltd.	4,057,589	5,711,950
Old Mutual PLC	16,104,837	34,436,215
Pick’n Pay Stores Ltd. (2)	2,099,486	7,687,382
Reunert Ltd.	726,846	3,941,997
Sanlam Ltd.	12,485,204	20,720,795
Sappi Ltd.	890,388	8,655,176
Sasol Ltd.	2,562,052	63,818,766
Shoprite Holdings Ltd.	5,337,991	11,152,948
SPAR Group Ltd. (The) (1)	736,588	2,575,902
Standard Bank Group Ltd.	4,081,009	37,456,872
Steinhoff International Holdings Ltd.	769,898	1,540,138
Telkom South Africa Ltd.	554,789	9,129,335
Tiger Brands Ltd. (2)	736,588	11,793,485
Tongaat-Hulett Group Ltd.	666,579	5,827,689
Truworths International Ltd. (2)	4,093,149	10,159,331
Woolworths Holdings Ltd.	5,950,042	9,178,326

		553,175,836

SOUTH KOREA—16.86%
Kookmin Bank ADR (1) (2)	3,122,644	138,020,865
Korea Electric Power Corp. ADR (2)	6,793,514	101,155,423
KT Corp. ADR (2)	2,868,483	60,037,349
POSCO ADR (2)	2,944,940	132,286,705
Samsung Electronics Co. Ltd. GDR (3)	1,291,402	310,582,181
SK Telecom Co. Ltd. ADR (2)	2,562,644	53,610,512

		795,693,035

TAIWAN—11.03%
AU Optronics Corp. ADR (2)	6,427,576	110,811,410
Chunghwa Telecom Co. Ltd. ADR (2)	4,036,300	84,035,766
Siliconware Precision Industries Co. ADR (2)	18,626,860	88,477,585
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (2)	16,378,852	150,849,227
United Microelectronics Corp. ADR (1) (2)	23,152,602	86,590,732

		520,764,720

THAILAND—3.26%
Advanced Info Service PCL	3,534,300	8,135,329
Bangkok Bank PCL	4,312,400	12,315,076
Bangkok Expressway PCL	8,537,400	5,517,153
Banpu PCL	1,377,000	5,118,833
Charoen Pokphand Foods PCL	28,000	2,950
Electricity Generating PCL	1,879,800	3,586,521
Kasikornbank PCL	6,563,700	9,614,479

Kiatnakin Finance PCL	3,438,100	2,475,736
Kim Eng Securities Thailand PCL	57,600	35,451
Krung Thai Bank PCL	7,845,300	1,776,877
National Finance PCL	8,256,500	2,744,036
National Petrochemical PCL	1,836,000	5,469,129
PTT Exploration & Production PCL	1,468,800	12,294,240
PTT PCL	6,205,000	30,093,181
Ratchaburi Electricity Generating Holding PCL	15,125,800	14,522,556
Sahaviriya Steel Industries PCL	68,109,600	3,588,246
Shin Corp. PCL	5,416,200	4,933,516
Siam Cement PCL	1,377,000	8,271,492
Siam City Cement PCL	275,400	1,925,495
Siam Makro PCL	6,196,500	9,534,250
Thai Airways International PCL	3,389,200	3,692,075
Thai Union Frozen Products PCL	5,508,000	3,796,750
TISCO Finance PCL	3,529,400	2,193,928
United Broadcasting Corp. PCL (1)	3,898,300	2,168,921

		153,806,220

TURKEY—1.46%
Adana Cimento TAS Class A	1,319,702	4,377,928
Akbank TAS	2,531,861	13,625,201
Akcansa Cimento AS	239,557	822,953
Arcelik AS	432,942	2,297,960
Dogan Yayin Holding AS (1)	1,241,941	2,856,509
Eregli Demir ve Celik Fabrikalari TAS	807,912	3,275,721
Hurriyet Gazetecilik ve Matbaacilik AS	990,529	1,913,149
Tofas Turk Otomobil Fabrik	2,889,980	4,026,585
Trakya Cam Sanayii AS	541,468	1,740,362
Tupras-Turkiye Petrol Rafinerileri AS	394,898	5,065,407
Turk Hava Yollari Anonim Ortakligi (1)	1,639,182	7,673,281
Turk Sise ve Cam Fabrikalari AS	1,488,042	3,598,067
Turkiye Garanti Bankasi AS (1)	1,953,370	7,416,038
Vestel Elektronik Sanayi ve Ticaret AS (1)	818,699	2,860,769
Yapi ve Kredi Bankasi AS (1)	1,929,392	7,325,005

		68,874,935

VENEZUELA—0.16%
Companhia Anonima Nacional Telefonos de Venezuela ADR	407,203	7,769,433

		7,769,433

TOTAL COMMON STOCKS (Cost: $4,007,004,358)		4,537,787,586

Security	Shares	Value
PREFERRED STOCKS—1.35%

BRAZIL—1.35%
Petroleo Brasileiro SA ADR (2)	1,523,624	63,839,845

		63,839,845

TOTAL PREFERRED STOCKS (Cost: $45,570,516)		63,839,845

Security	Shares	Value
EXCHANGE-TRADED FUNDS—0.81%

iShares MSCI Malaysia Index Fund (2) (4)	1,053,277	7,109,620
iShares MSCI South Korea Index Fund (2) (4)	408,343	13,128,227
iShares MSCI Taiwan Index Fund (2) (4)	1,516,180	17,966,733

TOTAL EXCHANGE-TRADED FUNDS (Cost: $34,189,889)		38,204,580

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—14.90%

COMMERCIAL PAPER (5)—4.43%

Alpine Securitization Corp.
3.03%, 06/10/05	$3,227,296	3,224,856
Amstel Funding Corp.
2.95%, 08/19/05	1,341,458	1,332,774
Amsterdam Funding Corp.
3.02% - 3.03%, 06/06/05 - 06/21/05	11,768,982	11,758,613
ANZ National Bank Ltd.
2.94%, 08/15/05	1,613,648	1,603,781
Barton Capital Corp.
3.02%, 06/13/05	3,564,743	3,561,154
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05 - 06/03/05	9,359,160	9,357,995
Cancara Asset Securitisation LLC
3.03%, 06/13/05	1,917,756	1,915,819
Cantabric Finance LLC
3.03% - 3.12%, 06/28/05 - 07/25/05	7,229,144	7,205,417
Charta LLC
2.99%, 06/16/05 - 06/21/05	6,777,322	6,767,411
Chesham Finance LLC
3.01% - 3.04%, 06/10/05 - 06/21/05	1,226,373	1,224,999
Corporate Asset Funding
2.99%, 06/16/05	3,711,391	3,706,774
CRC Funding LLC
2.99% - 3.03%, 06/10/05 - 06/29/05	4,034,120	4,028,316
Edison Asset Securitization
3.03% - 3.12%, 06/30/05 - 09/06/05	8,875,065	8,838,962
Fairway Finance LLC
3.15%, 09/15/05	2,870,842	2,844,214
Falcon Asset Securitization Corp.
3.02% - 3.03%, 06/01/05 - 06/10/05	17,578,825	17,569,645
Ford Credit Floorplan Motown
3.05% - 3.07%, 06/10/05 - 06/28/05	3,453,207	3,447,204
Gemini Securitization Corp.
3.02%, 06/27/05	322,730	322,026
General Electric Capital Corp.
2.74%, 07/07/05	1,613,648	1,609,227
General Electric Co.
3.03%, 06/30/05	4,840,945	4,829,129
Georgetown Funding Co. LLC
3.05%, 06/16/05	645,459	644,639
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05	10,746,897	10,674,356
Jupiter Securitization Corp.
3.02% - 3.03%, 06/03/05 - 06/13/05	12,110,752	12,103,679
Kitty Hawk Funding Corp.
3.02%, 06/10/05	2,171,131	2,169,492

Landale LLC
3.04%, 06/15/05	3,227,296	3,223,481
Mortgage Interest Networking Trust
3.03% - 3.05%, 06/06/05 - 06/16/05	1,323,192	1,321,954
New Center Asset Trust
3.03%, 06/21/05	806,824	805,466
Nordea North America Inc.
2.74%, 07/11/05	1,613,648	1,608,736
Park Granada LLC
3.06%, 06/21/05	2,872,294	2,867,411
Park Sienna LLC
3.08%, 06/02/05	806,824	806,755
Polonius Inc.
3.04%, 06/10/05	1,523,284	1,522,126
Preferred Receivables Funding Corp.
3.02% - 3.03%, 06/02/05 - 06/14/05	21,317,745	21,303,762
Ranger Funding Co. LLC
3.02% - 3.07%, 06/08/05 - 07/06/05	18,072,666	18,040,238
Santander Central Hispano
2.75%, 07/08/05	4,034,120	4,022,739
Scaldis Capital LLC
2.75%, 07/08/05	807,728	805,445
Solitaire Funding Ltd.
3.03%, 06/02/05	3,611,345	3,611,041
Sydney Capital Corp.
3.03% - 3.21%, 06/10/05 - 08/17/05	8,583,317	8,535,083
Thames Asset Global Securitization No. 1 Inc.
3.03%, 06/07/05	806,824	806,417
Three Pillars Funding Co.
3.03%, 06/07/05	1,936,378	1,935,400
Thunder Bay Funding LLC
3.02%, 06/01/05	970,351	970,352
Tulip Funding Corp.
3.02% - 3.06%, 06/01/05 - 07/01/05	4,679,580	4,677,955
UBS Finance (Delaware)
3.03%, 07/01/05	4,840,945	4,828,722
Windmill Funding Corp.
3.03%, 06/17/05 - 06/21/05	3,829,187	3,823,502
Yorktown Capital LLC
3.02%, 06/10/05	2,556,212	2,554,282

		208,811,349

FLOATING RATE NOTES (5)—5.93%

Allstate Life Global Funding II
3.11%, 03/08/06 (3)	1,484,556	1,484,595
American Express Centurion Bank
3.05% - 3.10%, 10/26/05 - 01/24/06	11,295,537	11,296,834
Australia & New Zealand Banking Group Ltd.
3.08%, 06/23/06 (3)	2,097,743	2,097,743
Bank of Nova Scotia
3.01%, 09/26/05 - 01/03/06	2,097,743	2,097,393
Beta Finance Inc.
3.05% - 3.22%, 09/23/05 - 04/25/06 (3)	10,456,440	10,456,914
BMW US Capital LLC
3.06%, 04/18/06 (3)	3,227,296	3,227,296
Canadian Imperial Bank of Commerce
3.02% - 3.04%, 09/13/05 - 12/14/05	10,972,808	10,971,503
CC USA Inc.
3.03% - 3.12%, 07/29/05 - 05/22/06 (3)	6,131,863	6,131,555
Commodore CDO Ltd.
3.08%, 12/12/05	806,824	806,824
Credit Suisse First Boston
3.06%, 05/09/06	3,227,296	3,227,296

Den Danske Bank NY
3.02%, 08/12/05 - 10/17/05	9,681,889	9,681,106
DEPFA Bank PLC
2.99%, 03/15/06	3,227,296	3,227,296
Dorada Finance Inc.
3.07% - 3.12%, 07/29/05 - 03/27/06 (3)	7,003,233	7,003,582
Fairway Finance LLC
3.04%, 06/20/05	1,613,648	1,613,640
Fifth Third Bancorp
3.05%, 04/21/06 (3)	6,454,593	6,454,593
Five Finance Inc.
3.08%, 02/27/06 (3)	1,613,648	1,613,805
General Electric Capital Corp.
3.19%, 05/09/06	1,452,283	1,453,903
General Electric Commercial Equipment Financing LLC
3.05%, 11/20/05	714,906	714,906
Greenwich Capital Holdings Inc.
3.04% - 3.05%, 09/02/05 - 02/10/06	3,711,391	3,711,391
Hartford Life Global Funding Trust
3.08%, 04/15/06	3,227,296	3,227,296
HBOS Treasury Services PLC
3.05% - 3.08%, 01/10/06 - 04/24/06	9,681,889	9,681,888
K2 USA LLC
3.05% - 3.11%, 06/10/05 - 02/15/06 (3)	14,522,834	14,523,142
Leafs LLC
3.09%, 01/20/06 - 02/21/06 (3)	3,388,661	3,388,661
Links Finance LLC
3.04% - 3.21%, 11/16/05 - 03/15/06 (3)	12,586,456	12,588,523
Lothian Mortgages PLC
3.08%, 01/24/06 (3)	4,840,945	4,840,945
Marshall & Ilsley Bank
3.19%, 02/20/06	3,227,296	3,230,088
MetLife Global Funding I
3.08%, 05/05/06 (3)	4,840,945	4,840,945
National City Bank (Ohio)
3.02% - 3.08%, 06/10/05 - 01/06/06	9,681,889	9,681,367
Nationwide Building Society
3.09% - 3.14%, 01/13/06 - 04/28/06 (3)	11,940,997	11,942,852
Norddeutsche Landesbank
3.11%, 07/27/05	3,227,296	3,227,123
Northern Rock PLC
3.06% - 3.09%, 10/25/05 - 02/03/06 (3)	9,681,889	9,681,889
Permanent Financing PLC
3.05% - 3.07%, 06/10/05 - 03/10/06	11,456,902	11,456,901
Royal Bank of Scotland
3.01% - 3.02%, 06/20/05 - 04/05/06	8,737,905	8,735,286
Sedna Finance Inc.
3.06%, 01/10/06 - 01/17/06 (3)	1,775,013	1,774,691
Sigma Finance Inc.
3.04% - 3.22%, 08/17/05 - 03/20/06 (3)	18,427,862	18,428,330
Societe Generale
3.03%, 03/30/06 - 06/13/06	5,002,309	5,001,077
SunTrust Bank
3.17%, 04/28/06	4,840,945	4,840,945
Tango Finance Corp.
3.05% - 3.06%, 07/25/05 - 05/26/06 (3)	10,004,619	10,003,991
UniCredito Italiano SpA
2.94%, 06/14/06	4,195,485	4,193,945
Wachovia Asset Securitization Inc.
3.08%, 06/25/05	8,583,561	8,583,561

Wells Fargo & Co.
3.06%, 05/15/06 (3)	1,613,648	1,613,834
WhistleJacket Capital LLC
2.97% - 3.07%, 06/15/05 - 01/17/06 (3)	11,295,537	11,294,949
White Pine Finance LLC
3.04% - 3.09%, 06/15/05 - 01/13/06 (3)	12,392,818	12,392,048
Winston Funding Ltd.
3.23%, 07/23/05 (3)	2,304,290	2,304,290
World Savings Bank
3.04%, 09/09/05	1,129,554	1,129,523

		279,880,265

MONEY MARKET FUNDS—0.56%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (4) (5)	12,909,186	12,909,186
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (4)	11,672,148	11,672,148
BlackRock Temp Cash Money Market Fund (5)	467,498	467,498
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (5)	1,236,800	1,236,800

		26,285,632

REPURCHASE AGREEMENTS (5)—2.41%

Bank of America N.A. Repurchase Agreements, dated 5/31/05, due 6/1/05, with a total maturity value of $83,594,107 and effective yields of 3.07% - 3.08%. (6)	$83,586,977	83,586,977
Goldman Sachs Group Inc. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $4,470,188 and an effective yield of 3.08%. (6)	4,469,806	4,469,806
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $25,820,573 and an effective yield of 3.07%. (6)	25,818,371	25,818,371

		113,875,154

TIME DEPOSITS (5)—1.47%

Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	4,679,580	4,679,579
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	4,518,215	4,518,215
Credit Suisse First Boston
3.05%, 06/30/05	4,840,945	4,840,945
Dexia Credit Local SA
3.00% - 3.01%, 06/20/05 - 06/21/05	3,065,932	3,065,937
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	5,647,769	5,647,768
HBOS Treasury Services PLC
3.39%, 12/14/05	1,936,378	1,936,378
Natexis Banques
2.98%, 08/18/05	3,227,296	3,227,296
Norddeutsche Landesbank
2.11%, 06/07/05	3,227,296	3,227,286
Societe Generale
3.07% - 3.09%, 06/01/05	2,565,410	2,565,410
Svenska Handelsbanken AB
3.00%, 06/20/05	1,613,648	1,613,648
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	5,809,134	5,808,960
UBS AG
2.67% - 3.40%, 07/01/05 - 12/15/05	4,195,485	4,195,470

Washington Mutual Bank
3.05% - 3.15%, 06/22/05 - 07/28/05	8,068,241	8,068,241
Wells Fargo Bank N.A.
3.04%, 06/29/05 - 07/01/05	12,909,186	12,909,185
Wilmington Trust Co.
3.05%, 06/06/05	3,065,932	3,065,932

		69,370,250

U.S. GOVERNMENT AGENCY NOTES (5)—0.10%

Federal National Mortgage Association
2.33%, 07/22/05	4,840,945	4,825,000

		4,825,000

TOTAL SHORT-TERM INVESTMENTS (Cost: $703,047,650)		703,047,650

TOTAL INVESTMENTS IN SECURITIES — 113.19% (Cost: $4,789,812,413) (7)		5,342,879,661
Other Assets, Less Liabilities — (13.19%)		(622,554,095)

NET ASSETS — 100.00%		$4,720,325,566

ADR  - American Depositary Receipts

GDR  - Global Depositary Receipts

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.25% and maturity dates ranging from 6/13/05 to 8/1/42.
(7)	The cost of investments for federal income tax purposes was $4,797,345,659. Net unrealized appreciation aggregated $545,534,002, of which $609,868,089 represented gross unrealized appreciation on securities and $64,334,087 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EMU INDEX FUND

May 31, 2005

Security	Shares	Value
COMMON STOCKS—97.91%

AUSTRIA—1.28%
Andritz AG	1,570	$137,231
Bank Austria Creditanstalt	6,468	636,513
Boehler-Uddeholm AG (1)	1,617	209,622
Erste Bank der Oesterreichischen Sparkassen AG	24,806	1,224,250
Flughafen Wien AG	314	20,184
Immofinanz Immobilien Anlage AG (2)	91,688	830,974
Mayr-Melnhof Karton AG	1,530	218,860
Meinl European Land Ltd. (2)	10,990	192,693
Oesterreichische Elektrizitaetswirtschafts AG Class A	1,256	325,678
OMV AG	3,140	1,104,978
RHI AG (1) (2)	4,263	117,908
Telekom Austria AG	61,858	1,157,144
Voest-Alpine AG (1)	4,396	297,235
Wienerberger Baustoffindustrie AG	12,495	555,878

		7,029,148

BELGIUM—3.98%
AGFA-Gevaert NV (1)	15,386	441,700
Barco NV (1)	2,669	194,437
Bekaert NV (1)	3,611	268,859
Belgacom SA (2)	28,103	965,012
Cofinimmo (1)	1,727	275,295
Colruyt NV (1)	2,826	411,052
Compagnie Maritime Belge SA (1)	3,390	110,170
Delhaize Group (1)	12,717	748,372
Dexia Group (1)	105,190	2,289,844
Electrabel SA (1)	4,867	2,149,608
Euronav SA (1)	2,669	79,423
Fortis (1)	214,305	5,847,949
Groupe Bruxelles Lambert SA (1)	12,560	1,072,410
InBev	35,168	1,165,492
KBC Groupe (1)	33,284	2,708,320
Mobistar SA	5,350	429,384
Omega Pharma SA (1)	4,082	208,162
SA D’Ieteren NV (1)	628	125,231
Solvay SA (1)	12,246	1,332,138
UCB SA	17,113	784,567
Umicore	4,082	322,324

		21,929,749

FINLAND—4.43%
Amer Group Ltd. (1)	11,775	200,641
Elisa OYJ Class A	25,277	379,211
Fortum OYJ (1)	63,428	964,874
KCI Konecranes OYJ	3,297	134,953
Kesko OYJ Class B	11,461	276,095

Kone OYJ Class B (1)	7,693	637,853
Metso OYJ (1)	19,625	393,770
Neste Oil OYJ (1) (2)	23,236	520,735
Nokia OYJ (1)	812,946	13,691,628
Nokian Renkaat OYJ (1)	18,840	337,309
Orion-Yhtyma OYJ Class B	13,659	267,149
Outokumpu OYJ (1)	22,451	310,479
Pohjola Group PLC Class D (1)	10,833	138,308
Rautaruukki OYJ (1)	19,999	283,484
Sampo OYJ Class A	70,493	998,363
Stora Enso OYJ Class R	115,709	1,528,727
TietoEnator OYJ	16,171	499,977
UPM-Kymmene OYJ (1)	98,596	1,910,123
Uponor OYJ (1)	13,973	260,005
Wartsila OYJ Class B	11,519	347,754
YIT-Yhtyma OYJ	10,676	346,033

		24,427,471

FRANCE—27.90%
Accor SA (1)	39,093	1,809,645
Air France - KLM (1)	17,427	278,012
Alcatel SA Class A (1) (2)	222,940	2,441,691
ALSTOM (2)	818,147	747,553
Arcelor (1)	95,142	1,901,946
Atos Origin SA (2)	10,519	652,664
Autoroutes du Sud de la France (1)	11,147	576,977
AXA (1)	257,480	6,298,063
BNP Paribas SA (1)	144,440	9,746,679
Bouygues SA (1)	34,540	1,333,611
Business Objects SA (1) (2)	12,874	370,222
Cap Gemini SA (2)	22,294	713,238
Carrefour SA (1)	101,893	5,070,239
CNP Assurances (1)	6,280	422,606
Compagnie de Saint-Gobain (1)	56,520	3,263,988
Compagnie Generale des Etablissements Michelin Class B (1)	26,533	1,682,309
Credit Agricole SA (1)	120,890	3,145,096
Dassault Systemes SA (1)	10,990	511,585
Essilor International SA (1)	17,113	1,178,013
Etablissements Economiques du Casino Guichard-Perrachon SA (1)	6,908	517,750
European Aeronautic Defense and Space Co. (1)	44,431	1,318,314
France Telecom (1) (2)	267,842	7,695,806
Gecina SA	5,181	625,330
Groupe Danone	43,646	4,028,419
Hermes International (1)	1,413	274,442
Imerys SA (1)	6,123	442,660
Klepierre (1)	4,108	388,035
Lafarge SA (1)	31,714	2,891,882
Lagardere S.C.A. (1)	21,195	1,515,273
L’Air Liquide SA (1)	19,782	3,451,369
L’Oreal SA (1)	54,636	3,976,873
LVMH Moet Hennessy Louis Vuitton SA (1)	43,489	3,114,486
Neopost SA	5,495	492,248
PagesJaunes SA	21,823	529,218
Pernod Ricard SA (1)	9,420	1,459,734
Pinault-Printemps-Redoute SA (1)	12,089	1,201,615
PSA Peugeot Citroen SA (1)	28,731	1,726,952
Publicis Groupe (1)	24,335	716,035
Renault SA (1)	33,912	2,912,256
Safran SA (1)	33,048	628,821
Sanofi-Aventis (1)	191,069	17,293,115

Schneider Electric SA (1)	41,605	3,072,032
SCOR (2)	129,054	264,520
Societe BIC SA (1)	4,553	245,392
Societe des Autoroutes du Nord et de l’Est de la France (2)	4,082	210,934
Societe Des Autoroutes Paris-Rhin-Rhone	6,594	361,258
Societe Generale Class A (1)	60,445	5,959,562
Societe Television Francaise 1 (1)	21,686	589,357
Sodexho Alliance SA (1)	18,840	606,691
STMicroelectronics NV	115,709	1,793,040
Suez SA (1)	146,167	3,943,482
Technip-Coflexip SA (1)	15,229	674,500
Thales SA (1)	15,229	610,190
Thomson (1)	46,472	1,180,333
Total SA (1)	103,934	23,035,685
Unibail Holding (1)	7,630	975,088
Valeo SA (1) (2)	14,758	619,927
Veolia Environnement (1)	54,322	2,055,821
Vinci SA (1)	25,277	1,899,176
Vivendi Universal SA (1)	193,581	5,918,238
Zodiac SA (1)	6,751	328,847

		153,688,843

GERMANY—19.02%
Adidas-Salomon AG (1)	7,536	1,256,651
Allianz AG (1)	62,486	7,386,780
ALTANA AG (1)	13,345	797,028
BASF AG (1)	97,497	6,489,924
Bayer AG (1)	119,320	4,020,646
Bayerische Hypo-und Vereinsbank AG (2)	102,678	2,539,437
Beiersdorf AG (1)	3,014	322,657
Celesio AG (1)	6,123	505,184
Commerzbank AG (1)	82,111	1,795,556
Continental AG (1)	24,178	1,718,682
DaimlerChrysler AG (1)	156,529	6,302,671
Deutsche Bank AG (1)	88,548	6,907,763
Deutsche Boerse AG (1)	18,526	1,366,780
Deutsche Lufthansa AG (1)	37,366	472,911
Deutsche Post AG	90,118	2,121,980
Deutsche Telekom AG (1)	492,823	9,188,549
Douglas Holding AG (1)	5,495	186,654
E.ON AG (1)	112,569	9,781,048
EPCOS AG (1) (2)	10,362	133,446
Fresenius Medical Care AG (1)	6,437	507,406
Heidelberger Druckmaschinen AG (2)	10,676	329,291
HeidelbergerCement AG (1)	13,659	878,184
Hochtief AG	10,990	376,022
Hypo Real Estate Holding AG	23,393	926,615
Infineon Technologies AG (2)	115,362	1,014,196
IVG Immobilien AG	12,717	229,882
KarstadtQuelle AG (1) (2)	14,758	164,549
Linde AG (1) (2)	16,014	1,091,288
MAN AG (1)	26,376	1,168,857
Merck KGaA (1)	8,164	633,761
METRO AG (1)	26,163	1,308,343
MLP AG (1)	12,246	201,560
Muenchener Rueckversicherungs-Gesellschaft AG (1)	33,284	3,654,382
Premiere AG (2)	8,164	285,581
Puma AG (1)	2,826	718,329
RWE AG (1)	75,674	4,639,220
SAP AG (1)	39,878	6,597,582

Schering AG (1)	29,830	1,881,040
Siemens AG (1)	144,754	10,607,922
Suedzucker AG (1)	12,717	242,287
ThyssenKrupp AG (1)	67,667	1,247,429
TUI AG (1)	30,615	761,708
Volkswagen AG (1)	40,977	1,808,314
Wincor Nixdorf AG	2,669	227,689

		104,795,784

GREECE—1.21%
Hellenic Telecommunications Organization SA ADR	276,477	2,482,763
National Bank of Greece SA ADR	622,707	4,172,137

		6,654,900

IRELAND—2.55%
Allied Irish Banks PLC	159,512	3,318,733
Bank of Ireland	178,823	2,715,861
CRH PLC	99,695	2,525,979
DCC PLC	13,345	265,292
DEPFA Bank PLC	66,882	1,076,876
Eircom Group PLC	82,739	189,000
Elan Corp. PLC (2)	72,377	545,142
Fyffes PLC	61,387	172,819
Grafton Group PLC (2)	36,267	422,282
Greencore Group PLC	37,837	159,313
IAWS Group PLC	19,939	300,360
Independent News & Media PLC	97,183	299,992
Irish Life & Permanent PLC	50,083	834,840
Kerry Group PLC Class A	24,492	604,830
Kingspan Group PLC	18,997	221,664
Paddy Power PLC	11,304	195,127
Ryanair Holdings PLC (2)	21,760	173,568
Waterford Wedgewood PLC Restricted (2)	9,511	482

		14,022,160

ITALY—11.06%
Alleanza Assicurazioni SpA (1)	75,517	809,829
Arnoldo Mondadori Editore SpA (1)	20,410	197,956
Assicurazioni Generali SpA (1)	172,229	5,252,696
Autogrill SpA (1)	28,417	396,493
Autostrade SpA (1)	53,537	1,399,439
Banca Antonveneta SpA (1)	41,605	1,332,070
Banca Fideuram SpA (1)	62,172	308,219
Banca Intesa SpA (1)	593,774	2,784,184
Banca Monte dei Paschi di Siena SpA (1)	205,576	740,564
Banca Nazionale del Lavoro SpA (1) (2)	252,613	853,864
Banca Popolare di Milano Scrl (1)	72,063	732,749
Banca Popolare di Verona e Novara Scrl (1)	68,295	1,241,297
Banche Popolari Unite Scrl (1)	60,475	1,229,840
Benetton Group SpA (1)	6,762	61,535
Bulgari SpA (1)	22,137	248,190
Capitalia SpA (1)	262,347	1,376,715
Edison SpA (1) (2)	159,136	360,565
Enel SpA (1)	658,615	5,936,542
ENI SpA (1)	476,181	12,206,143
Fiat SpA (1) (2)	93,572	630,838
Fineco SpA (1)	30,301	260,777
Finmeccanica SpA (1)	1,204,818	1,100,860
Gruppo Editoriale L’Espresso SpA (1)	32,185	184,594
Italcementi SpA (1)	16,799	260,319
Lottomatica SpA	8,164	273,988

Luxottica Group SpA (1)	25,905	540,887
Mediaset SpA (1)	148,208	1,753,138
Mediobanca SpA (1)	87,763	1,533,370
Mediolanum SpA (1)	54,086	346,936
Pirelli SpA (1)	532,230	589,811
Riunione Adriatica di Sicurta SpA (1)	53,694	1,038,900
Sanpaolo IMI SpA (1)	200,489	2,787,456
Seat Pagine Gialle SpA (1) (2)	828,018	337,902
Snam Rete Gas SpA (1)	154,174	828,094
Telecom Italia Media SpA (1) (2)	275,401	130,750
Telecom Italia Mobile SpA (1)	212,892	1,188,165
Telecom Italia SpA (1)	1,481,138	4,773,260
Terna SpA Rights	216,189	569,916
Tiscali SpA (1) (2)	54,793	164,065
UniCredito Italiano SpA (1)	800,543	4,156,518

		60,919,434

NETHERLANDS—13.81%
ABN AMRO Holding NV (1)	315,570	7,348,800
AEGON NV	251,357	3,224,672
Akzo Nobel NV (1)	48,042	1,892,897
ASML Holding NV (1) (2)	87,292	1,407,656
Buhrmann NV	20,567	189,194
Corio NV	5,809	321,981
DSM NV (1)	13,188	886,657
Euronext NV (1) (2)	16,328	553,419
Getronics NV	160,297	263,243
Hagemeyer NV (1) (2)	96,869	230,845
Heineken NV	46,315	1,473,149
IHC Caland NV	4,710	302,997
ING Groep NV	338,178	9,386,868
Koninklijke Ahold NV (2)	278,204	2,105,731
Koninklijke KPN NV	378,213	3,012,140
Koninklijke Numico NV CVA (1) (2)	27,004	1,080,653
Koninklijke Philips Electronics NV	236,285	6,042,203
Oce NV (1)	14,601	212,377
QIAGEN NV (2)	28,888	350,274
Randstad Holdings NV	7,497	269,006
Reed Elsevier NV (1)	122,617	1,700,237
Rodamco Europe NV	7,065	545,219
Royal Dutch Petroleum Co.	375,701	21,942,319
TPG NV	70,022	1,794,038
Unilever NV CVA	103,149	6,864,878
Vedior NV	30,458	433,620
VNU NV	40,192	1,096,262
Wereldhave NV	2,826	288,748
Wolters Kluwer NV CVA	49,788	876,644

		76,096,727

PORTUGAL—0.96%
Banco BPI SA Registered	75,661	286,807
Banco Comercial Portugues SA Class R (1)	382,295	991,281
Banco Espirito Santo SA	25,455	400,740
Brisa-Auto Estradas de Portugal SA (1)	75,360	589,011
CIMPOR-Cimentos de Portugal SGPS SA	48,513	260,571
Energias de Portugal SA	369,264	939,254
Jeronimo Martins SGPS SA	8,164	114,414
Portugal Telecom SGPS SA (1)	126,913	1,300,658
PT Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA	7,065	150,655
Sonae SGPS SA	167,048	245,452

		5,278,843

SPAIN—11.71%
Abertis Infraestructuras SA (1)	40,820	914,302
Acciona SA (1)	4,867	447,710
Acerinox SA	39,407	570,756
Actividades de Construcciones y Servicios SA (1)	42,704	1,138,941
Altadis SA	50,240	2,066,968
Amadeus Global Travel Distribution SA Class A	58,718	530,715
Antena 3 de Television SA (1)	13,502	270,913
Banco Bilbao Vizcaya Argentaria SA (1)	616,382	9,696,130
Banco Popular Espanol SA	32,028	1,913,659
Banco Santander Central Hispano SA	1,082,829	12,394,204
Cintra Concesiones de Infraestructuras de Transporte SA (2)	43,018	470,612
Corporacion Mapfre SA (1)	22,139	323,660
Ebro Puleva SA	14,287	257,910
Endesa SA (1)	173,328	3,781,676
Fomento de Construcciones y Contratas SA	8,164	451,405
Gamesa Corporacion Tecnologica SA (1)	24,963	339,054
Gas Natural SDG SA (1)	33,598	945,031
Grupo Ferrovial SA (1)	11,147	688,876
Iberdrola SA	146,952	3,765,066
Iberia Lineas Aereas de Espana SA (1)	84,623	268,535
Indra Sistemas SA (1)	21,352	391,511
Industria de Diseno Textil SA (1)	40,977	1,165,740
Inmobiliaria Colonial	5,024	260,976
Metrovacesa SA (1)	7,584	461,475
Metrovacesa SA New Shares (3)	424	25,522
NH Hoteles SA (1) (2)	24,178	308,091
Promotora de Informaciones SA	15,543	305,724
Repsol YPF SA (1)	171,758	4,307,308
Sacyr Vallehermoso SA (1)	18,997	384,453
Sociedad General de Aguas de Barcelona SA (1) (2)	91	1,835
Sociedad General de Aguas de Barcelona SA Class B	12,246	247,527
Sogecable SA (1) (2)	7,379	270,421
Sogecable SA New Shares (2) (3)	442	16,198
Telefonica Publicidad e Informacion SA (1)	28,574	242,033
Telefonica SA (1)	801,014	13,460,998
Union Fenosa SA (1)	38,936	1,175,944
Zeltia SA (1)	32,185	260,300

		64,522,179

TOTAL COMMON STOCKS (Cost: $482,009,512)		539,365,238

Security	Shares	Value
PREFERRED STOCKS—1.26%

GERMANY—0.66%
Fresenius Medical Care AG (1)	5,181	318,838
Henkel KGaA (1)	11,147	1,028,841
Porsche AG (1)	1,570	1,095,285
ProSiebenSat.1 Media AG (1)	13,973	231,883
RWE AG (1)	6,751	359,273
Volkswagen AG (1)	19,468	629,077

		3,663,197

ITALY—0.60%
Banca Intesa SpA RNC (1)	172,386	727,959
Telecom Italia SpA RNC (1)	972,144	2,580,763

		3,308,722

TOTAL PREFERRED STOCKS (Cost: $5,723,557)		6,971,919

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—47.48%

COMMERCIAL PAPER (4)—14.34%

Alpine Securitization Corp.
3.03%, 06/10/05	$1,220,680	1,219,757
Amstel Funding Corp.
2.95%, 08/19/05	507,388	504,103
Amsterdam Funding Corp.
3.02% - 3.03%, 06/06/05 - 06/21/05	4,451,454	4,447,533
ANZ National Bank Ltd.
2.94%, 08/15/05	610,340	606,604
Barton Capital Corp.
3.02%, 06/13/05	1,348,314	1,346,957
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05 - 06/03/05	3,539,972	3,539,531
Cancara Asset Securitisation LLC
3.03%, 06/13/05	725,365	724,632
Cantabric Finance LLC
3.03% - 3.12%, 06/28/05 - 07/25/05	2,734,323	2,725,349
Charta LLC
2.99%, 06/16/05 - 06/21/05	2,563,428	2,559,680
Chesham Finance LLC
3.01% - 3.04%, 06/10/05 - 06/21/05	463,858	463,339
Corporate Asset Funding
2.99%, 06/16/05	1,403,782	1,402,036
CRC Funding LLC
2.99% - 3.03%, 06/10/05 - 06/29/05	1,525,850	1,523,655
Edison Asset Securitization
3.03% - 3.12%, 06/30/05 - 09/06/05	3,356,870	3,343,215
Fairway Finance LLC
3.15%, 09/15/05	1,085,856	1,075,785
Falcon Asset Securitization Corp.
3.02% - 3.03%, 06/01/05 - 06/10/05	6,648,946	6,645,473
Ford Credit Floorplan Motown
3.05% - 3.07%, 06/10/05 - 06/28/05	1,306,128	1,303,858
Gemini Securitization Corp.
3.02%, 06/27/05	122,068	121,802
General Electric Capital Corp.
2.74%, 07/07/05	610,340	608,668
General Electric Co.
3.03%, 06/30/05	1,831,020	1,826,551
Georgetown Funding Co. LLC
3.05%, 06/16/05	244,136	243,826
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05	4,064,864	4,037,427
Jupiter Securitization Corp.
3.02% - 3.03%, 06/03/05 - 06/13/05	4,580,724	4,578,049
Kitty Hawk Funding Corp.
3.02%, 06/10/05	821,200	820,580

Landale LLC
3.04%, 06/15/05	1,220,680	1,219,237
Mortgage Interest Networking Trust
3.03% - 3.05%, 06/06/05 - 06/16/05	500,479	500,011
New Center Asset Trust
3.03%, 06/21/05	305,170	304,656
Nordea North America Inc.
2.74%, 07/11/05	610,340	608,482
Park Granada LLC
3.06%, 06/21/05	1,086,405	1,084,558
Park Sienna LLC
3.08%, 06/02/05	305,170	305,144
Polonius Inc.
3.04%, 06/10/05	576,161	575,724
Preferred Receivables Funding Corp.
3.02% - 3.03%, 06/02/05 - 06/14/05	8,063,141	8,057,851
Ranger Funding Co. LLC
3.02% - 3.07%, 06/08/05 - 07/06/05	6,835,735	6,823,469
Santander Central Hispano
2.75%, 07/08/05	1,525,850	1,521,545
Scaldis Capital LLC
2.75%, 07/08/05	305,512	304,648
Solitaire Funding Ltd.
3.03%, 06/02/05	1,365,941	1,365,826
Sydney Capital Corp.
3.03% - 3.21%, 06/10/05 - 08/17/05	3,246,521	3,228,276
Thames Asset Global Securitization No. 1 Inc.
3.03%, 06/07/05	305,170	305,016
Three Pillars Funding Co.
3.03%, 06/07/05	732,408	732,038
Thunder Bay Funding LLC
3.02%, 06/01/05	367,022	367,022
Tulip Funding Corp.
3.02% - 3.06%, 06/01/05 - 07/01/05	1,769,986	1,769,372
UBS Finance (Delaware)
3.03%, 07/01/05	1,831,020	1,826,397
Windmill Funding Corp.
3.03%, 06/17/05 - 06/21/05	1,448,337	1,446,186
Yorktown Capital LLC
3.02%, 06/10/05	966,852	966,122

		78,979,990

FLOATING RATE NOTES (4)—19.22%

Allstate Life Global Funding II
3.11%, 03/08/06 (5)	561,513	561,527
American Express Centurion Bank
3.05% - 3.10%, 10/26/05 - 01/24/06	4,272,380	4,272,870
Australia & New Zealand Banking Group Ltd.
3.08%, 06/23/06 (5)	793,442	793,442
Bank of Nova Scotia
3.01%, 09/26/05 - 01/03/06	793,442	793,310
Beta Finance Inc.
3.05% - 3.22%, 09/23/05 - 04/25/06 (5)	3,955,003	3,955,183
BMW US Capital LLC
3.06%, 04/18/06 (5)	1,220,680	1,220,680
Canadian Imperial Bank of Commerce
3.02% - 3.04%, 09/13/05 - 12/14/05	4,150,312	4,149,818
CC USA Inc.
3.03% - 3.12%, 07/29/05 - 05/22/06 (5)	2,319,292	2,319,176
Commodore CDO Ltd.
3.08%, 12/12/05	305,170	305,170
Credit Suisse First Boston
3.06%, 05/09/06	1,220,680	1,220,680

Den Danske Bank NY
3.02%, 08/12/05 - 10/17/05	3,662,040	3,661,744
DEPFA Bank PLC
2.99%, 03/15/06	1,220,680	1,220,680
Dorada Finance Inc.
3.07% - 3.12%, 07/29/05 - 03/27/06 (5)	2,648,876	2,649,008
Fairway Finance LLC
3.04%, 06/20/05	610,340	610,337
Fifth Third Bancorp
3.05%, 04/21/06 (5)	2,441,360	2,441,360
Five Finance Inc.
3.08%, 02/27/06 (5)	610,340	610,399
General Electric Capital Corp.
3.19%, 05/09/06	549,306	549,919
General Electric Commercial Equipment Financing LLC
3.05%, 11/20/05	270,403	270,403
Greenwich Capital Holdings Inc.
3.04% - 3.05%, 09/02/05 - 02/10/06	1,403,782	1,403,782
Hartford Life Global Funding Trust
3.08%, 04/15/06	1,220,680	1,220,680
HBOS Treasury Services PLC
3.05% - 3.08%, 01/10/06 - 04/24/06	3,662,040	3,662,040
K2 USA LLC
3.05% - 3.11%, 06/10/05 - 02/15/06 (5)	5,493,060	5,493,176
Leafs LLC
3.09%, 01/20/06 - 02/21/06 (5)	1,281,714	1,281,714
Links Finance LLC
3.04% - 3.21%, 11/16/05 - 03/15/06 (5)	4,760,652	4,761,434
Lothian Mortgages PLC
3.08%, 01/24/06 (5)	1,831,020	1,831,020
Marshall & Ilsley Bank
3.19%, 02/20/06	1,220,680	1,221,736
MetLife Global Funding I
3.08%, 05/05/06 (5)	1,831,020	1,831,020
National City Bank (Ohio)
3.02% - 3.08%, 06/10/05 - 01/06/06	3,662,040	3,661,843
Nationwide Building Society
3.09% - 3.14%, 01/13/06 - 04/28/06 (5)	4,516,516	4,517,218
Norddeutsche Landesbank
3.11%, 07/27/05	1,220,680	1,220,614
Northern Rock PLC
3.06% - 3.09%, 10/25/05 - 02/03/06 (5)	3,662,040	3,662,040
Permanent Financing PLC
3.05% - 3.07%, 06/10/05 - 03/10/06	4,333,414	4,333,414
Royal Bank of Scotland
3.01% - 3.02%, 06/20/05 - 04/05/06	3,304,991	3,304,001
Sedna Finance Inc.
3.06%, 01/10/06 - 01/17/06 (5)	671,374	671,252
Sigma Finance Inc.
3.04% - 3.22%, 08/17/05 - 03/20/06 (5)	6,970,083	6,970,262
Societe Generale
3.03%, 03/30/06 - 06/13/06	1,892,054	1,891,588
SunTrust Bank
3.17%, 04/28/06	1,831,020	1,831,020
Tango Finance Corp.
3.05% - 3.06%, 07/25/05 - 05/26/06 (5)	3,784,108	3,783,870
UniCredito Italiano SpA
2.94%, 06/14/06	1,586,884	1,586,301
Wachovia Asset Securitization Inc.
3.08%, 06/25/05	3,246,613	3,246,613

Wells Fargo & Co.
3.06%, 05/15/06 (5)	610,340	610,410
WhistleJacket Capital LLC
2.97% - 3.07%, 06/15/05 - 01/17/06 (5)	4,272,380	4,272,157
White Pine Finance LLC
3.04% - 3.09%, 06/15/05 - 01/13/06 (5)	4,687,411	4,687,121
Winston Funding Ltd.
3.23%, 07/23/05 (5)	871,566	871,566
World Savings Bank
3.04%, 09/09/05	427,238	427,226

		105,860,824

MONEY MARKET FUNDS—1.01%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (4) (6)	4,882,720	4,882,720
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (6)	60,435	60,435
BlackRock Temp Cash Money Market Fund (4)	176,824	176,824
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (4)	467,802	467,802

		5,587,781

REPURCHASE AGREEMENTS (4)—7.82%

Bank of America N.A. Repurchase Agreements, dated 5/31/05, due 6/1/05, with a total maturity value of $31,618,309 and effective yields of 3.07% - 3.08%. (7)	$31,615,612	31,615,612
Goldman Sachs Group Inc. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $1,690,787 and an effective yield of 3.08%. (7)	1,690,642	1,690,642
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $9,766,273 and an effective yield of 3.07%. (7)	9,765,440	9,765,440

		43,071,694

TIME DEPOSITS (4)—4.76%

Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	1,769,986	1,769,986
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	1,708,952	1,708,952
Credit Suisse First Boston
3.05%, 06/30/05	1,831,020	1,831,020
Dexia Credit Local SA
3.00% - 3.01%, 06/20/05 - 06/21/05	1,159,646	1,159,648
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	2,136,190	2,136,190
HBOS Treasury Services PLC
3.39%, 12/14/05	732,408	732,408
Natexis Banques
2.98%, 08/18/05	1,220,680	1,220,680
Norddeutsche Landesbank
2.11%, 06/07/05	1,220,680	1,220,676
Societe Generale
3.07% - 3.09%, 06/01/05	970,331	970,331
Svenska Handelsbanken AB
3.00%, 06/20/05	610,340	610,340
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	2,197,224	2,197,158
UBS AG
2.67% - 3.40%, 07/01/05 - 12/15/05	1,586,884	1,586,879
Washington Mutual Bank
3.05% - 3.15%, 06/22/05 - 07/28/05	3,051,700	3,051,700

Wells Fargo Bank N.A.
3.04%, 06/29/05 - 07/01/05	4,882,720	4,882,720
Wilmington Trust Co.
3.05%, 06/06/05	1,159,646	1,159,646

		26,238,334

U.S. GOVERNMENT AGENCY NOTES (4)—0.33%

Federal National Mortgage Association
2.33%, 07/22/05	1,831,020	1,824,989

		1,824,989
TOTAL SHORT-TERM INVESTMENTS (Cost: $261,563,612)		261,563,612

TOTAL INVESTMENTS IN SECURITIES — 146.65% (Cost: $749,296,681) (8)		807,900,769
Other Assets, Less Liabilities — (46.65%)		(257,009,846)

NET ASSETS — 100.00%		$550,890,923

ADR  - American Depositary Receipts

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(5)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.25% and maturity dates ranging from 6/13/05 to 8/1/42.
(8)	The cost of investments for federal income tax purposes was $761,689,877. Net unrealized appreciation aggregated $46,210,892, of which $55,599,396 represented gross unrealized appreciation on securities and $9,388,504 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI FRANCE INDEX FUND

May 31, 2005

Security	Shares	Value
COMMON STOCKS—98.99%

ADVERTISING—0.80%
PagesJaunes SA	8,088	$196,138
Publicis Groupe (1)	8,868	260,933

		457,071

AEROSPACE & DEFENSE—1.80%
European Aeronautic Defense and Space Co.	16,080	477,110
Safran SA (1)	11,376	216,457
Thales SA (1)	5,112	204,826
Zodiac SA (1)	2,580	125,674

		1,024,067

AIRLINES—0.23%
Air France - KLM (1)	8,268	131,899

		131,899

APPAREL—0.21%
Hermes International (1)	612	118,866

		118,866

AUTO MANUFACTURERS—2.95%
PSA Peugeot Citroen SA	10,464	628,966
Renault SA (1)	12,264	1,053,194

		1,682,160

AUTO PARTS & EQUIPMENT—1.42%
Compagnie Generale des Etablissements Michelin Class B (1)	9,492	601,835
Valeo SA (1) (2)	4,980	209,191

		811,026

BANKS—12.08%
BNP Paribas SA (1)	52,776	3,561,276
Credit Agricole SA (1)	43,908	1,142,319
Societe Generale Class A (1)	22,080	2,176,973

		6,880,568

BEVERAGES—0.89%
Pernod Ricard SA (1)	3,264	505,793

		505,793

BUILDING MATERIALS—4.21%
Compagnie de Saint-Gobain (1)	20,940	1,209,270
Imerys SA (1)	2,148	155,289
Lafarge SA	11,316	1,031,864

		2,396,423

CHEMICALS—2.22%
L’Air Liquide SA (1)	7,236	1,262,466

		1,262,466

COMMERCIAL SERVICES—0.68%
Autoroutes du Sud de la France (1)	3,816	197,519
Societe des Autoroutes du Nord et de l’Est de la France (2)	1,392	71,931
Societe Des Autoroutes Paris-Rhin-Rhone	2,148	117,680

		387,130

COMPUTERS—0.88%
Atos Origin SA (2)	3,828	237,513
Cap Gemini SA (1) (2)	8,256	264,129

		501,642

COSMETICS & PERSONAL CARE—2.57%
L’Oreal SA	20,148	1,466,543

		1,466,543

DIVERSIFIED FINANCIAL SERVICES—0.34%
Euronext NV (1) (2)	5,652	191,568

		191,568

ENGINEERING & CONSTRUCTION—2.15%
Bouygues SA	13,200	509,660
Vinci SA (1)	9,552	717,685

		1,227,345

FOOD—6.17%
Carrefour SA (1)	37,356	1,858,850
Etablissements Economiques du Casino Guichard-Perrachon SA (1)	2,400	179,878
Groupe Danone (1)	15,984	1,475,284

		3,514,012

FOOD SERVICE—0.36%
Sodexho Alliance SA (1)	6,312	203,261

		203,261

HAND & MACHINE TOOLS—1.95%
Schneider Electric SA (1)	15,048	1,111,115

		1,111,115

HEALTH CARE - PRODUCTS—0.79%
Essilor International SA (1)	6,576	452,674

		452,674

HOLDING COMPANIES - DIVERSIFIED—2.04%
LVMH Moet Hennessy Louis Vuitton SA (1)	16,224	1,161,890

		1,161,890

HOME FURNISHINGS—0.76%
Thomson (1)	16,968	430,967

		430,967

HOUSEHOLD PRODUCTS & WARES—0.19%
Societe BIC SA (1)	2,052	110,596

		110,596

INSURANCE—4.50%
AXA (1)	94,800	2,318,846
CNP Assurances (1)	2,340	157,468
SCOR (2)	43,356	88,866

		2,565,180

IRON & STEEL—1.18%
Arcelor (1)	33,612	671,924

		671,924

LODGING—1.06%
Accor SA (1)	12,996	601,595

		601,595

MACHINERY - DIVERSIFIED—0.48%
ALSTOM (2)	296,184	270,628

		270,628

MEDIA—5.18%
Lagardere S.C.A. (1)	7,932	567,075
Societe Television Francaise 1 (1)	7,932	215,567
Vivendi Universal SA	70,848	2,165,994

		2,948,636

OFFICE & BUSINESS EQUIPMENT—0.32%
Neopost SA	2,052	183,821

		183,821

OIL & GAS—14.73%
Total SA (1)	37,860	8,391,201

		8,391,201

OIL & GAS SERVICES—0.44%
Technip-Coflexip SA (1)	5,616	248,735

		248,735

PHARMACEUTICALS—11.13%
Sanofi-Aventis (1)	70,056	6,340,571

		6,340,571

REAL ESTATE—1.40%
Gecina SA (1)	2,268	273,740
Klepierre	1,548	146,222
Unibail Holding (1)	2,964	378,789

		798,751

RETAIL—0.78%
Pinault-Printemps-Redoute SA (1)	4,464	443,710

		443,710

SEMICONDUCTORS—1.13%
STMicroelectronics NV	41,568	644,142

		644,142

SOFTWARE—0.55%
Business Objects SA (2)	4,560	131,133
Dassault Systemes SA (1)	3,876	180,428

		311,561

TELECOMMUNICATIONS—6.52%
Alcatel SA Class A (2)	82,056	898,696
France Telecom (1) (2)	98,040	2,816,947

		3,715,643

WATER—3.90%
Suez SA (1)	54,072	1,458,824
Veolia Environnement (1)	20,184	763,865

		2,222,689

TOTAL COMMON STOCKS (Cost: $53,551,797)		56,387,869

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—47.84%

COMMERCIAL PAPER (3)—14.44%

Alpine Securitization Corp.
3.03%, 06/10/05	$127,176	127,080
Amstel Funding Corp.
2.95%, 08/19/05	52,862	52,520
Amsterdam Funding Corp.
3.02% - 3.03%, 06/06/05 - 06/21/05	463,774	463,365
ANZ National Bank Ltd.
2.94%, 08/15/05	63,588	63,204
Barton Capital Corp.
3.02%, 06/13/05	140,474	140,332
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05 - 06/03/05	368,812	368,766
Cancara Asset Securitisation LLC
3.03%, 06/13/05	75,572	75,496
Cantabric Finance LLC
3.03% - 3.12%, 06/28/05 - 07/25/05	284,875	283,940
Charta LLC
2.99%, 06/16/05 - 06/21/05	267,070	266,680
Chesham Finance LLC
3.01% - 3.04%, 06/10/05 - 06/21/05	48,327	48,273
Corporate Asset Funding
2.99%, 06/16/05	146,253	146,071
CRC Funding LLC
2.99% - 3.03%, 06/10/05 - 06/29/05	158,970	158,742
Edison Asset Securitization
3.03% - 3.12%, 06/30/05 - 09/06/05	349,735	348,312
Fairway Finance LLC
3.15%, 09/15/05	113,130	112,080
Falcon Asset Securitization Corp.
3.02% - 3.03%, 06/01/05 - 06/10/05	692,720	692,358
Ford Credit Floorplan Motown
3.05% - 3.07%, 06/10/05 - 06/28/05	136,079	135,842
Gemini Securitization Corp.
3.02%, 06/27/05	12,718	12,690
General Electric Capital Corp.
2.74%, 07/07/05	63,588	63,414
General Electric Co.
3.03%, 06/30/05	190,765	190,299
Georgetown Funding Co. LLC
3.05%, 06/16/05	25,435	25,403
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05	423,497	420,639
Jupiter Securitization Corp.
3.02% - 3.03%, 06/03/05 - 06/13/05	477,242	476,964
Kitty Hawk Funding Corp.
3.02%, 06/10/05	85,557	85,492
Landale LLC
3.04%, 06/15/05	127,176	127,026
Mortgage Interest Networking Trust
3.03% - 3.05%, 06/06/05 - 06/16/05	52,142	52,094
New Center Asset Trust
3.03%, 06/21/05	31,794	31,741

Nordea North America Inc.
2.74%, 07/11/05	63,588	63,395
Park Granada LLC
3.06%, 06/21/05	113,187	112,995
Park Sienna LLC
3.08%, 06/02/05	31,794	31,791
Polonius Inc.
3.04%, 06/10/05	60,027	59,981
Preferred Receivables Funding Corp.
3.02% - 3.03%, 06/02/05 - 06/14/05	840,057	839,507
Ranger Funding Co. LLC
3.02% - 3.07%, 06/08/05 - 07/06/05	712,180	710,902
Santander Central Hispano
2.75%, 07/08/05	158,970	158,522
Scaldis Capital LLC
2.75%, 07/08/05	31,830	31,740
Solitaire Funding Ltd.
3.03%, 06/02/05	142,310	142,298
Sydney Capital Corp.
3.03% - 3.21%, 06/10/05 - 08/17/05	338,238	336,338
Thames Asset Global Securitization No. 1 Inc.
3.03%, 06/07/05	31,794	31,778
Three Pillars Funding Co.
3.03%, 06/07/05	76,306	76,267
Thunder Bay Funding LLC
3.02%, 06/01/05	38,238	38,238
Tulip Funding Corp.
3.02% - 3.06%, 06/01/05 - 07/01/05	184,406	184,341
UBS Finance (Delaware)
3.03%, 07/01/05	190,765	190,283
Windmill Funding Corp.
3.03%, 06/17/05 - 06/21/05	150,895	150,671
Yorktown Capital LLC
3.02%, 06/10/05	100,731	100,655

		8,228,525

FLOATING RATE NOTES (3)—19.36%

Allstate Life Global Funding II
3.11%, 03/08/06 (4)	58,501	58,503
American Express Centurion Bank
3.05% - 3.10%, 10/26/05 - 01/24/06	445,117	445,169
Australia & New Zealand Banking Group Ltd.
3.08%, 06/23/06 (4)	82,665	82,665
Bank of Nova Scotia
3.01%, 09/26/05 - 01/03/06	82,665	82,651
Beta Finance Inc.
3.05% - 3.22%, 09/23/05 - 04/25/06 (4)	412,052	412,070
BMW US Capital LLC
3.06%, 04/18/06 (4)	127,176	127,176
Canadian Imperial Bank of Commerce
3.02% - 3.04%, 09/13/05 - 12/14/05	432,400	432,349
CC USA Inc.
3.03% - 3.12%, 07/29/05 - 05/22/06 (4)	241,635	241,622
Commodore CDO Ltd.
3.08%, 12/12/05	31,794	31,794
Credit Suisse First Boston
3.06%, 05/09/06	127,176	127,176
Den Danske Bank NY
3.02%, 08/12/05 - 10/17/05	381,529	381,498
DEPFA Bank PLC
2.99%, 03/15/06	127,176	127,176
Dorada Finance Inc.
3.07% - 3.12%, 07/29/05 - 03/27/06 (4)	275,973	275,986

Fairway Finance LLC
3.04%, 06/20/05	63,588	63,588
Fifth Third Bancorp
3.05%, 04/21/06 (4)	254,353	254,353
Five Finance Inc.
3.08%, 02/27/06 (4)	63,588	63,594
General Electric Capital Corp.
3.19%, 05/09/06	57,229	57,293
General Electric Commercial Equipment Financing LLC
3.05%, 11/20/05	28,172	28,172
Greenwich Capital Holdings Inc.
3.04% - 3.05%, 09/02/05 - 02/10/06	146,253	146,253
Hartford Life Global Funding Trust
3.08%, 04/15/06	127,176	127,176
HBOS Treasury Services PLC
3.05% - 3.08%, 01/10/06 - 04/24/06	381,529	381,528
K2 USA LLC
3.05% - 3.11%, 06/10/05 - 02/15/06 (4)	572,294	572,305
Leafs LLC
3.09%, 01/20/06 - 02/21/06 (4)	133,535	133,535
Links Finance LLC
3.04% - 3.21%, 11/16/05 - 03/15/06 (4)	495,988	496,070
Lothian Mortgages PLC
3.08%, 01/24/06 (4)	190,765	190,765
Marshall & Ilsley Bank
3.19%, 02/20/06	127,176	127,286
MetLife Global Funding I
3.08%, 05/05/06 (4)	190,765	190,765
National City Bank (Ohio)
3.02% - 3.08%, 06/10/05 - 01/06/06	381,529	381,509
Nationwide Building Society
3.09% - 3.14%, 01/13/06 - 04/28/06 (4)	470,553	470,625
Norddeutsche Landesbank
3.11%, 07/27/05	127,176	127,170
Northern Rock PLC
3.06% - 3.09%, 10/25/05 - 02/03/06 (4)	381,529	381,529
Permanent Financing PLC
3.05% - 3.07%, 06/10/05 - 03/10/06	451,476	451,475
Royal Bank of Scotland
3.01% - 3.02%, 06/20/05 - 04/05/06	344,330	344,227
Sedna Finance Inc.
3.06%, 01/10/06 - 01/17/06 (4)	69,947	69,934
Sigma Finance Inc.
3.04% - 3.22%, 08/17/05 - 03/20/06 (4)	726,177	726,196
Societe Generale
3.03%, 03/30/06 - 06/13/06	197,123	197,075
SunTrust Bank
3.17%, 04/28/06	190,765	190,765
Tango Finance Corp.
3.05% - 3.06%, 07/25/05 - 05/26/06 (4)	394,247	394,223
UniCredito Italiano SpA
2.94%, 06/14/06	165,329	165,269
Wachovia Asset Securitization Inc.
3.08%, 06/25/05	338,248	338,248
Wells Fargo & Co.
3.06%, 05/15/06 (4)	63,588	63,596
WhistleJacket Capital LLC
2.97% - 3.07%, 06/15/05 - 01/17/06 (4)	445,117	445,094
White Pine Finance LLC
3.04% - 3.09%, 06/15/05 - 01/13/06 (4)	488,357	488,327

Winston Funding Ltd.
3.23%, 07/23/05 (4)	90,804	90,804
World Savings Bank
3.04%, 09/09/05	44,512	44,511

		11,029,095

MONEY MARKET FUNDS—1.03%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	508,706	508,706
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	10,826	10,826
BlackRock Temp Cash Money Market Fund (3)	18,422	18,422
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	48,738	48,738

		586,692

REPURCHASE AGREEMENTS (3)—7.88%

Bank of America N.A. Repurchase Agreements, dated 5/31/05, due 6/1/05, with a total maturity value of $3,294,150 and effective yields of 3.07% - 3.08%. (6)	$3,293,869	3,293,869
Goldman Sachs Group Inc. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $176,154 and an effective yield of 3.08%. (6)	176,139	176,139
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $1,017,498 and an effective yield of 3.07%. (6)	1,017,411	1,017,411

		4,487,419

TIME DEPOSITS (3)—4.80%

Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	184,406	184,405
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	178,047	178,047
Credit Suisse First Boston
3.05%, 06/30/05	190,765	190,765
Dexia Credit Local SA
3.00% - 3.01%, 06/20/05 - 06/21/05	120,818	120,818
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	222,559	222,558
HBOS Treasury Services PLC
3.39%, 12/14/05	76,306	76,306
Natexis Banques
2.98%, 08/18/05	127,176	127,176
Norddeutsche Landesbank
2.11%, 06/07/05	127,176	127,176
Societe Generale
3.07% - 3.09%, 06/01/05	101,094	101,094
Svenska Handelsbanken AB
3.00%, 06/20/05	63,588	63,588
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	228,918	228,911
UBS AG
2.67% - 3.40%, 07/01/05 - 12/15/05	165,329	165,328
Washington Mutual Bank
3.05% - 3.15%, 06/22/05 - 07/28/05	317,941	317,941
Wells Fargo Bank N.A.
3.04%, 06/29/05 - 07/01/05	508,706	508,705
Wilmington Trust Co.
3.05%, 06/06/05	120,818	120,818

		2,733,636

U.S. GOVERNMENT AGENCY NOTES (3)—0.33%

Federal National Mortgage Association
2.33%, 07/22/05	190,765	190,136

		190,136

TOTAL SHORT-TERM INVESTMENTS (Cost: $27,255,503)		27,255,503

TOTAL INVESTMENTS IN SECURITIES — 146.83% (Cost: $80,807,300) (7)		83,643,372
Other Assets, Less Liabilities — (46.83%)		(26,677,532)

NET ASSETS — 100.00%		$56,965,840

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.25% and maturity dates ranging from 6/13/05 to 8/1/42.
(7)	The cost of investments for federal income tax purposes was $81,273,867. Net unrealized appreciation aggregated $2,369,505, of which $11,441,963 represented gross unrealized appreciation on securities and $9,072,458 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI GERMANY INDEX FUND

May 31, 2005

Security	Shares	Value
COMMON STOCKS—95.99%

AIRLINES—0.52%
Deutsche Lufthansa AG (1)	65,031	$823,045

		823,045

APPAREL—2.04%
Adidas-Salomon AG (1)	12,454	2,076,742
Puma AG (1)	4,560	1,159,086

		3,235,828

AUTO MANUFACTURERS—7.41%
DaimlerChrysler AG (1)	226,691	9,127,758
Volkswagen AG (1)	59,500	2,625,733

		11,753,491

AUTO PARTS & EQUIPMENT—1.58%
Continental AG (1)	35,300	2,509,285

		2,509,285

BANKS—12.15%
Bayerische Hypo-und Vereinsbank AG (2)	151,559	3,748,364
Commerzbank AG (1)	120,689	2,639,157
DEPFA Bank PLC	93,302	1,502,269
Deutsche Bank AG (1)	128,279	10,007,238
Hypo Real Estate Holding AG	34,700	1,374,494

		19,271,522

BIOTECHNOLOGY—0.26%
QIAGEN NV (1) (2)	33,988	412,113

		412,113

BUILDING MATERIALS—0.78%
HeidelbergerCement AG (1)	19,260	1,238,291

		1,238,291

CHEMICALS—8.65%
BASF AG (1)	114,668	7,632,918
Bayer AG (1)	180,320	6,076,122

		13,709,040

COMPUTERS—0.24%
Wincor Nixdorf AG	4,495	383,463

		383,463

COSMETICS & PERSONAL CARE—0.38%
Beiersdorf AG (1)	5,640	603,778

		603,778

DIVERSIFIED FINANCIAL SERVICES—1.49%
Deutsche Boerse AG (1)	28,049	2,069,352
MLP AG (1)	18,082	297,616

		2,366,968

ELECTRIC—13.32%
E.ON AG (1)	164,250	14,271,577
RWE AG (1)	111,828	6,855,653

		21,127,230

ELECTRONICS—0.12%
EPCOS AG (1) (2)	15,050	193,821

		193,821

ENGINEERING & CONSTRUCTION—1.39%
Hochtief AG	14,993	512,984
Linde AG (1) (2)	24,853	1,693,629

		2,206,613

FOOD—1.48%
METRO AG (1)	41,604	2,080,507
Suedzucker AG (1)	13,552	258,195

		2,338,702

HEALTH CARE - PRODUCTS—0.51%
Fresenius Medical Care AG (1)	10,260	808,759

		808,759

INSURANCE—10.04%
Allianz AG (1)	89,640	10,596,789
Muenchener Rueckversicherungs-Gesellschaft AG (1)	48,518	5,326,984

		15,923,773

IRON & STEEL—1.11%
ThyssenKrupp AG (1)	95,610	1,762,553

		1,762,553

LEISURE TIME—0.64%
TUI AG (1)	40,514	1,007,997

		1,007,997

MACHINERY - DIVERSIFIED—1.27%
Heidelberger Druckmaschinen AG (2)	13,485	415,932
MAN AG (1)	36,192	1,603,855

		2,019,787

MANUFACTURING—9.85%
Siemens AG (1)	213,055	15,613,184

		15,613,184

MEDIA—0.25%
Premiere AG (2)	11,368	397,658

		397,658

PHARMACEUTICALS—3.68%
ALTANA AG (1)	19,287	1,151,913
Celesio AG (1)	10,770	888,590
Merck KGaA (1)	12,360	959,491
Schering AG (1)	44,839	2,827,488

		5,827,482

REAL ESTATE—0.20%
IVG Immobilien AG	17,545	317,156

		317,156

RETAIL—0.30%
Douglas Holding AG (1)	9,153	310,909
KarstadtQuelle AG (1) (2)	14,700	163,902

		474,811

SEMICONDUCTORS—0.96%
Infineon Technologies AG (1) (2)	172,500	1,516,520

		1,516,520

SOFTWARE—4.81%
SAP AG (1)	46,106	7,627,968

		7,627,968

TELECOMMUNICATIONS—8.47%
Deutsche Telekom AG (1)	720,004	13,424,277

		13,424,277

TRANSPORTATION—2.09%
Deutsche Post AG	140,785	3,315,020

		3,315,020

TOTAL COMMON STOCKS (Cost: $166,605,765)		152,210,135

Security	Shares	Value
PREFERRED STOCKS—3.46%

AUTO MANUFACTURERS—1.52%
Porsche AG (1)	2,130	1,485,960
Volkswagen AG (1)	28,549	922,515

		2,408,475

ELECTRIC—0.45%
RWE AG (1)	13,306	708,115

		708,115

HEALTH CARE - PRODUCTS—0.31%
Fresenius Medical Care AG (1)	7,950	489,242

		489,242

HOUSEHOLD PRODUCTS & WARES—0.95%
Henkel KGaA (1)	16,352	1,509,250

		1,509,250

MEDIA—0.23%
ProSiebenSat.1 Media AG (1)	22,234	368,974

		368,974

TOTAL PREFERRED STOCKS (Cost: $4,143,271)		5,484,056

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—46.73%

COMMERCIAL PAPER (3)—14.10%

Alpine Securitization Corp.
3.03%, 06/10/05	$345,628	345,367
Amstel Funding Corp.
2.95%, 08/19/05	143,664	142,730
Amsterdam Funding Corp.
3.02% - 3.03%, 06/06/05 - 06/21/05	1,260,402	1,259,291
ANZ National Bank Ltd.
2.94%, 08/15/05	172,814	171,763
Barton Capital Corp.
3.02%, 06/13/05	381,767	381,383
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05 - 06/03/05	1,002,322	1,002,197
Cancara Asset Securitisation LLC
3.03%, 06/13/05	205,383	205,175
Cantabric Finance LLC
3.03% - 3.12%, 06/28/05 - 07/25/05	774,207	771,666
Charta LLC
2.99%, 06/16/05 - 06/21/05	725,819	724,757
Chesham Finance LLC
3.01% - 3.04%, 06/10/05 - 06/21/05	131,339	131,192
Corporate Asset Funding
2.99%, 06/16/05	397,472	396,978
CRC Funding LLC
2.99% - 3.03%, 06/10/05 - 06/29/05	432,035	431,413
Edison Asset Securitization
3.03% - 3.12%, 06/30/05 - 09/06/05	950,477	946,611
Fairway Finance LLC
3.15%, 09/15/05	307,453	304,602
Falcon Asset Securitization Corp.
3.02% - 3.03%, 06/01/05 - 06/10/05	1,882,609	1,881,625
Ford Credit Floorplan Motown
3.05% - 3.07%, 06/10/05 - 06/28/05	369,822	369,179
Gemini Securitization Corp.
3.02%, 06/27/05	34,563	34,487
General Electric Capital Corp.
2.74%, 07/07/05	172,814	172,341
General Electric Co.
3.03%, 06/30/05	518,442	517,177
Georgetown Funding Co. LLC
3.05%, 06/16/05	69,126	69,038
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05	1,150,942	1,143,173
Jupiter Securitization Corp.
3.02% - 3.03%, 06/03/05 - 06/13/05	1,297,004	1,296,247
Kitty Hawk Funding Corp.
3.02%, 06/10/05	232,518	232,342
Landale LLC
3.04%, 06/15/05	345,628	345,220
Mortgage Interest Networking Trust
3.03% - 3.05%, 06/06/05 - 06/16/05	141,708	141,575
New Center Asset Trust
3.03%, 06/21/05	86,407	86,262
Nordea North America Inc.
2.74%, 07/11/05	172,814	172,288
Park Granada LLC
3.06%, 06/21/05	307,609	307,086
Park Sienna LLC
3.08%, 06/02/05	86,407	86,400
Polonius Inc.
3.04%, 06/10/05	163,136	163,013
Preferred Receivables Funding Corp.
3.02% - 3.03%, 06/02/05 - 06/14/05	2,283,029	2,281,531
Ranger Funding Co. LLC
3.02% - 3.07%, 06/08/05 - 07/06/05	1,935,497	1,932,023

Santander Central Hispano
2.75%, 07/08/05	432,035	430,816
Scaldis Capital LLC
2.75%, 07/08/05	86,504	86,259
Solitaire Funding Ltd.
3.03%, 06/02/05	386,758	386,725
Sydney Capital Corp.
3.03% - 3.21%, 06/10/05 - 08/17/05	919,233	914,067
Thames Asset Global Securitization No. 1 Inc.
3.03%, 06/07/05	86,407	86,363
Three Pillars Funding Co.
3.03%, 06/07/05	207,377	207,272
Thunder Bay Funding LLC
3.02%, 06/01/05	103,920	103,920
Tulip Funding Corp.
3.02% - 3.06%, 06/01/05 - 07/01/05	501,161	500,987
UBS Finance (Delaware)
3.03%, 07/01/05	518,442	517,133
Windmill Funding Corp.
3.03%, 06/17/05 - 06/21/05	410,088	409,479
Yorktown Capital LLC
3.02%, 06/10/05	273,758	273,552

		22,362,705

FLOATING RATE NOTES (3)—18.90%

Allstate Life Global Funding II
3.11%, 03/08/06 (4)	158,989	158,993
American Express Centurion Bank
3.05% - 3.10%, 10/26/05 - 01/24/06	1,209,698	1,209,837
Australia & New Zealand Banking Group Ltd.
3.08%, 06/23/06 (4)	224,658	224,658
Bank of Nova Scotia
3.01%, 09/26/05 - 01/03/06	224,658	224,621
Beta Finance Inc.
3.05% - 3.22%, 09/23/05 - 04/25/06 (4)	1,119,835	1,119,886
BMW US Capital LLC
3.06%, 04/18/06 (4)	345,628	345,628
Canadian Imperial Bank of Commerce
3.02% - 3.04%, 09/13/05 - 12/14/05	1,175,136	1,174,996
CC USA Inc.
3.03% - 3.12%, 07/29/05 - 05/22/06 (4)	656,693	656,661
Commodore CDO Ltd.
3.08%, 12/12/05	86,407	86,407
Credit Suisse First Boston
3.06%, 05/09/06	345,628	345,628
Den Danske Bank NY
3.02%, 08/12/05 - 10/17/05	1,036,884	1,036,801
DEPFA Bank PLC
2.99%, 03/15/06	345,628	345,628
Dorada Finance Inc.
3.07% - 3.12%, 07/29/05 - 03/27/06 (4)	750,013	750,051
Fairway Finance LLC
3.04%, 06/20/05	172,814	172,813
Fifth Third Bancorp
3.05%, 04/21/06 (4)	691,256	691,256
Five Finance Inc.
3.08%, 02/27/06 (4)	172,814	172,831
General Electric Capital Corp.
3.19%, 05/09/06	155,533	155,706

General Electric Commercial Equipment Financing LLC
3.05%, 11/20/05	76,563	76,563
Greenwich Capital Holdings Inc.
3.04% - 3.05%, 09/02/05 - 02/10/06	397,472	397,472
Hartford Life Global Funding Trust
3.08%, 04/15/06	345,628	345,628
HBOS Treasury Services PLC
3.05% - 3.08%, 01/10/06 - 04/24/06	1,036,884	1,036,884
K2 USA LLC
3.05% - 3.11%, 06/10/05 - 02/15/06 (4)	1,555,326	1,555,360
Leafs LLC
3.09%, 01/20/06 - 02/21/06 (4)	362,910	362,909
Links Finance LLC
3.04% - 3.21%, 11/16/05 - 03/15/06 (4)	1,347,950	1,348,171
Lothian Mortgages PLC
3.08%, 01/24/06 (4)	518,442	518,442
Marshall & Ilsley Bank
3.19%, 02/20/06	345,628	345,927
MetLife Global Funding I
3.08%, 05/05/06 (4)	518,442	518,442
National City Bank (Ohio)
3.02% - 3.08%, 06/10/05 - 01/06/06	1,036,884	1,036,828
Nationwide Building Society
3.09% - 3.14%, 01/13/06 - 04/28/06 (4)	1,278,824	1,279,022
Norddeutsche Landesbank
3.11%, 07/27/05	345,628	345,609
Northern Rock PLC
3.06% - 3.09%, 10/25/05 - 02/03/06 (4)	1,036,884	1,036,884
Permanent Financing PLC
3.05% - 3.07%, 06/10/05 - 03/10/06	1,226,980	1,226,980
Royal Bank of Scotland
3.01% - 3.02%, 06/20/05 - 04/05/06	935,788	935,507
Sedna Finance Inc.
3.06%, 01/10/06 - 01/17/06 (4)	190,095	190,061
Sigma Finance Inc.
3.04% - 3.22%, 08/17/05 - 03/20/06 (4)	1,973,536	1,973,587
Societe Generale
3.03%, 03/30/06 - 06/13/06	535,724	535,592
SunTrust Bank
3.17%, 04/28/06	518,442	518,442
Tango Finance Corp.
3.05% - 3.06%, 07/25/05 - 05/26/06 (4)	1,071,447	1,071,380
UniCredito Italiano SpA
2.94%, 06/14/06	449,317	449,152
Wachovia Asset Securitization Inc.
3.08%, 06/25/05	919,259	919,258
Wells Fargo & Co.
3.06%, 05/15/06 (4)	172,814	172,834
WhistleJacket Capital LLC
2.97% - 3.07%, 06/15/05 - 01/17/06 (4)	1,209,698	1,209,636
White Pine Finance LLC
3.04% - 3.09%, 06/15/05 - 01/13/06 (4)	1,327,212	1,327,131
Winston Funding Ltd.
3.23%, 07/23/05 (4)	246,778	246,778
World Savings Bank
3.04%, 09/09/05	120,970	120,967

		29,973,847

MONEY MARKET FUNDS—1.02%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	1,382,512	1,382,512
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	52,085	52,085

BlackRock Temp Cash Money Market Fund (3)	50,067	50,067
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	132,455	132,455

		1,617,119

REPURCHASE AGREEMENTS (3)—7.69%

Bank of America N.A. Repurchase Agreements, dated 5/31/05, due 6/1/05, with a total maturity value of $8,952,532 and effective yields of 3.07% - 3.08%. (6)	$8,951,768	8,951,768
Goldman Sachs Group Inc. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $478,736 and an effective yield of 3.08%. (6)	478,695	478,695
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $2,765,261 and an effective yield of 3.07%. (6)	2,765,025	2,765,025

		12,195,488

TIME DEPOSITS (3)—4.69%

Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	501,161	501,161
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	483,879	483,879
Credit Suisse First Boston
3.05%, 06/30/05	518,442	518,442
Dexia Credit Local SA
3.00% - 3.01%, 06/20/05 - 06/21/05	328,347	328,347
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	604,849	604,849
HBOS Treasury Services PLC
3.39%, 12/14/05	207,377	207,377
Natexis Banques
2.98%, 08/18/05	345,628	345,628
Norddeutsche Landesbank
2.11%, 06/07/05	345,628	345,627
Societe Generale
3.07% - 3.09%, 06/01/05	274,743	274,743
Svenska Handelsbanken AB
3.00%, 06/20/05	172,814	172,814
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	622,131	622,112
UBS AG
2.67% - 3.40%, 07/01/05 - 12/15/05	449,317	449,315
Washington Mutual Bank
3.05% - 3.15%, 06/22/05 - 07/28/05	864,070	864,070
Wells Fargo Bank N.A.
3.04%, 06/29/05 - 07/01/05	1,382,512	1,382,512
Wilmington Trust Co.
3.05%, 06/06/05	328,347	328,347

		7,429,223

U.S. GOVERNMENT AGENCY NOTES (3)—0.33%

Federal National Mortgage Association
2.33%, 07/22/05	518,442	516,735

		516,735

TOTAL SHORT-TERM INVESTMENTS (Cost: $74,095,117)		74,095,117

TOTAL INVESTMENTS IN SECURITIES — 146.18% (Cost: $244,844,153) (7)	231,789,308
Other Assets, Less Liabilities — (46.18%)	(73,225,731)

NET ASSETS — 100.00%	$158,563,577

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.25% and maturity dates ranging from 6/13/05 to 8/1/42.
(7)	The cost of investments for federal income tax purposes was $250,956,750. Net unrealized depreciation aggregated $19,167,442, of which $9,869,900 represented gross unrealized appreciation on securities and $29,037,342 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI HONG KONG INDEX FUND

May 31, 2005

Security	Shares	Value
COMMON STOCKS—99.33%

AIRLINES—1.21%
Cathay Pacific Airways Ltd.	3,810,000	$6,905,634

		6,905,634

APPAREL—0.99%
Yue Yuen Industrial Holdings Ltd. (1)	1,905,000	5,656,743

		5,656,743

BANKS—14.42%
Bank of East Asia Ltd.	5,080,100	14,954,339
BOC Hong Kong Holdings Ltd.	13,335,000	24,683,969
Hang Seng Bank Ltd. (1)	2,857,500	38,385,041
Wing Hang Bank Ltd.	635,000	4,530,292

		82,553,641

CHEMICALS—1.01%
Kingboard Chemical Holdings Co. Ltd.	1,905,000	5,803,671

		5,803,671

DISTRIBUTION & WHOLESALE—6.49%
Esprit Holdings Ltd.	3,492,500	25,028,843
Li & Fung Ltd.	6,350,000	12,162,405

		37,191,248

DIVERSIFIED FINANCIAL SERVICES—1.63%
Hong Kong Exchanges & Clearing Ltd. (1)	3,810,000	9,354,441

		9,354,441

ELECTRIC—10.58%
CLP Holdings Ltd.	6,667,700	38,141,305
Hongkong Electric Holdings Ltd.	5,080,000	22,463,718

		60,605,023

ELECTRICAL COMPONENTS & EQUIPMENT—0.88%
Johnson Electric Holdings Ltd.	5,397,500	5,064,948

		5,064,948

ENGINEERING & CONSTRUCTION—2.40%
Cheung Kong Infrastructure Holdings Ltd. (1)	1,905,000	5,754,695
New World Development Co. Ltd.	7,620,800	7,983,947

		13,738,642

GAS—4.69%
Hong Kong & China Gas Co. Ltd.	13,335,663	26,828,008

		26,828,008

HAND & MACHINE TOOLS—1.24%
Techtronic Industries Co. Ltd.	3,175,000	7,101,539

		7,101,539

HOLDING COMPANIES - DIVERSIFIED—20.31%
Hutchison Whampoa Ltd. (1)	8,255,800	71,899,843
Swire Pacific Ltd. Class A	3,492,500	29,855,032
Wharf Holdings Ltd. (The)	4,445,000	14,541,829

		116,296,704

LODGING—1.01%
Shangri-La Asia Ltd. (1)	3,810,000	5,754,695

		5,754,695

MEDIA—1.32%
SCMP Group Ltd.	2,540,000	1,101,963
Television Broadcasts Ltd.	1,270,000	6,481,174

		7,583,137

REAL ESTATE—24.49%
Cheung Kong Holdings Ltd.	5,715,000	52,159,577
Hang Lung Properties Ltd.	6,350,000	9,223,838
Henderson Land Development Co. Ltd.	2,540,000	11,591,017
Hopewell Holdings Ltd.	2,540,000	6,285,270
Hysan Development Co. Ltd.	2,540,000	5,126,168
Kerry Properties Ltd.	1,587,500	3,479,346
Sino Land Co. Ltd. (1)	3,810,000	3,918,090
Sun Hung Kai Properties Ltd.	5,080,000	48,486,368

		140,269,674

RETAIL—0.58%
Giordano International Ltd. (1)	5,080,000	3,330,377

		3,330,377

SEMICONDUCTORS—0.82%
ASM Pacific Technology Ltd. (1)	635,000	2,799,802
Solomon Systech International Ltd.	5,080,000	1,893,744

		4,693,546

TELECOMMUNICATIONS—2.41%
Hutchinson Telecommunications International Ltd. (1) (2)	4,445,000	4,199,703
PCCW Ltd. (1)	13,970,576	8,530,361
SmarTone Telecommunications Holdings Ltd.	954,500	1,061,333

		13,791,397

TEXTILES—0.35%
Texwinca Holdings Ltd.	2,540,000	2,024,347

		2,024,347

TRANSPORTATION—2.50%
MTR Corp. Ltd.	4,445,083	8,199,573
Orient Overseas International Ltd. (1)	1,407,200	6,096,003

		14,295,576

TOTAL COMMON STOCKS (Cost: $526,389,240)		568,842,991

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—19.76%

COMMERCIAL PAPER (3)—5.96%

Alpine Securitization Corp.
3.03%, 06/10/05	$527,755	527,356
Amstel Funding Corp.
2.95%, 08/19/05	219,367	217,946
Amsterdam Funding Corp.
3.02% - 3.03%, 06/06/05 - 06/21/05	1,924,563	1,922,868
ANZ National Bank Ltd.
2.94%, 08/15/05	263,877	262,262
Barton Capital Corp.
3.02%, 06/13/05	582,937	582,350
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05 - 06/03/05	1,530,489	1,530,299
Cancara Asset Securitisation LLC
3.03%, 06/13/05	313,608	313,291
Cantabric Finance LLC
3.03% - 3.12%, 06/28/05 - 07/25/05	1,182,171	1,178,291
Charta LLC
2.99%, 06/16/05 - 06/21/05	1,108,285	1,106,664
Chesham Finance LLC
3.01% - 3.04%, 06/10/05 - 06/21/05	200,547	200,322
Corporate Asset Funding
2.99%, 06/16/05	606,918	606,163
CRC Funding LLC
2.99% - 3.03%, 06/10/05 - 06/29/05	659,694	658,744
Edison Asset Securitization
3.03% - 3.12%, 06/30/05 - 09/06/05	1,451,326	1,445,422
Fairway Finance LLC
3.15%, 09/15/05	469,464	465,110
Falcon Asset Securitization Corp.
3.02% - 3.03%, 06/01/05 - 06/10/05	2,874,638	2,873,138
Ford Credit Floorplan Motown
3.05% - 3.07%, 06/10/05 - 06/28/05	564,698	563,717
Gemini Securitization Corp.
3.02%, 06/27/05	52,775	52,660
General Electric Capital Corp.
2.74%, 07/07/05	263,877	263,154
General Electric Co.
3.03%, 06/30/05	791,632	789,700
Georgetown Funding Co. LLC
3.05%, 06/16/05	105,551	105,417
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05	1,757,424	1,745,561
Jupiter Securitization Corp.
3.02% - 3.03%, 06/03/05 - 06/13/05	1,980,453	1,979,297
Kitty Hawk Funding Corp.
3.02%, 06/10/05	355,042	354,774
Landale LLC
3.04%, 06/15/05	527,755	527,131
Mortgage Interest Networking Trust
3.03% - 3.05%, 06/06/05 - 06/16/05	216,379	216,177
New Center Asset Trust
3.03%, 06/21/05	131,939	131,717
Nordea North America Inc.
2.74%, 07/11/05	263,877	263,074
Park Granada LLC
3.06%, 06/21/05	469,702	468,903
Park Sienna LLC
3.08%, 06/02/05	131,939	131,927
Polonius Inc.
3.04%, 06/10/05	249,100	248,911
Preferred Receivables Funding Corp.
3.02% - 3.03%, 06/02/05 - 06/14/05	3,486,058	3,483,771
Ranger Funding Co. LLC
3.02% - 3.07%, 06/08/05 - 07/06/05	2,955,395	2,950,091

Santander Central Hispano
2.75%, 07/08/05	659,694	657,832
Scaldis Capital LLC
2.75%, 07/08/05	132,086	131,713
Solitaire Funding Ltd.
3.03%, 06/02/05	590,558	590,508
Sydney Capital Corp.
3.03% - 3.21%, 06/10/05 - 08/17/05	1,403,617	1,395,729
Thames Asset Global Securitization No. 1 Inc.
3.03%, 06/07/05	131,939	131,872
Three Pillars Funding Co.
3.03%, 06/07/05	316,653	316,493
Thunder Bay Funding LLC
3.02%, 06/01/05	158,680	158,680
Tulip Funding Corp.
3.02% - 3.06%, 06/01/05 - 07/01/05	765,244	764,979
UBS Finance (Delaware)
3.03%, 07/01/05	791,632	789,633
Windmill Funding Corp.
3.03%, 06/17/05 - 06/21/05	626,181	625,252
Yorktown Capital LLC
3.02%, 06/10/05	418,013	417,698

		34,146,597

FLOATING RATE NOTES (3)—7.99%

Allstate Life Global Funding II
3.11%, 03/08/06 (4)	242,767	242,774
American Express Centurion Bank
3.05% - 3.10%, 10/26/05 - 01/24/06	1,847,142	1,847,354
Australia & New Zealand Banking Group Ltd.
3.08%, 06/23/06 (4)	343,041	343,041
Bank of Nova Scotia
3.01%, 09/26/05 - 01/03/06	343,041	342,983
Beta Finance Inc.
3.05% - 3.22%, 09/23/05 - 04/25/06 (4)	1,709,926	1,710,003
BMW US Capital LLC
3.06%, 04/18/06 (4)	527,755	527,755
Canadian Imperial Bank of Commerce
3.02% - 3.04%, 09/13/05 - 12/14/05	1,794,366	1,794,153
CC USA Inc.
3.03% - 3.12%, 07/29/05 - 05/22/06 (4)	1,002,734	1,002,684
Commodore CDO Ltd.
3.08%, 12/12/05	131,939	131,939
Credit Suisse First Boston
3.06%, 05/09/06	527,755	527,755
Den Danske Bank NY
3.02%, 08/12/05 - 10/17/05	1,583,264	1,583,137
DEPFA Bank PLC
2.99%, 03/15/06	527,755	527,755
Dorada Finance Inc.
3.07% - 3.12%, 07/29/05 - 03/27/06 (4)	1,145,228	1,145,285
Fairway Finance LLC
3.04%, 06/20/05	263,877	263,876
Fifth Third Bancorp
3.05%, 04/21/06 (4)	1,055,510	1,055,510
Five Finance Inc.
3.08%, 02/27/06 (4)	263,877	263,903
General Electric Capital Corp.
3.19%, 05/09/06	237,490	237,754
General Electric Commercial Equipment Financing LLC
3.05%, 11/20/05	116,908	116,908

Greenwich Capital Holdings Inc.
3.04% - 3.05%, 09/02/05 - 02/10/06	606,918	606,918
Hartford Life Global Funding Trust
3.08%, 04/15/06	527,755	527,755
HBOS Treasury Services PLC
3.05% - 3.08%, 01/10/06 - 04/24/06	1,583,264	1,583,265
K2 USA LLC
3.05% - 3.11%, 06/10/05 - 02/15/06 (4)	2,374,897	2,374,947
Leafs LLC
3.09%, 01/20/06 - 02/21/06 (4)	554,143	554,142
Links Finance LLC
3.04% - 3.21%, 11/16/05 - 03/15/06 (4)	2,058,244	2,058,582
Lothian Mortgages PLC
3.08%, 01/24/06 (4)	791,632	791,632
Marshall & Ilsley Bank
3.19%, 02/20/06	527,755	528,211
MetLife Global Funding I
3.08%, 05/05/06 (4)	791,632	791,632
National City Bank (Ohio)
3.02% - 3.08%, 06/10/05 - 01/06/06	1,583,264	1,583,179
Nationwide Building Society
3.09% - 3.14%, 01/13/06 - 04/28/06 (4)	1,952,693	1,952,997
Norddeutsche Landesbank
3.11%, 07/27/05	527,755	527,726
Northern Rock PLC
3.06% - 3.09%, 10/25/05 - 02/03/06 (4)	1,583,264	1,583,265
Permanent Financing PLC
3.05% - 3.07%, 06/10/05 - 03/10/06	1,873,530	1,873,530
Royal Bank of Scotland
3.01% - 3.02%, 06/20/05 - 04/05/06	1,428,896	1,428,468
Sedna Finance Inc.
3.06%, 01/10/06 - 01/17/06 (4)	290,265	290,213
Sigma Finance Inc.
3.04% - 3.22%, 08/17/05 - 03/20/06 (4)	3,013,480	3,013,558
Societe Generale
3.03%, 03/30/06 - 06/13/06	818,020	817,819
SunTrust Bank
3.17%, 04/28/06	791,632	791,632
Tango Finance Corp.
3.05% - 3.06%, 07/25/05 - 05/26/06 (4)	1,636,040	1,635,937
UniCredito Italiano SpA
2.94%, 06/14/06	686,081	685,829
Wachovia Asset Securitization Inc.
3.08%, 06/25/05	1,403,657	1,403,656
Wells Fargo & Co.
3.06%, 05/15/06 (4)	263,877	263,908
WhistleJacket Capital LLC
2.97% - 3.07%, 06/15/05 - 01/17/06 (4)	1,847,142	1,847,045
White Pine Finance LLC
3.04% - 3.09%, 06/15/05 - 01/13/06 (4)	2,026,578	2,026,453
Winston Funding Ltd.
3.23%, 07/23/05 (4)	376,817	376,817
World Savings Bank
3.04%, 09/09/05	184,714	184,709

		45,768,394

MONEY MARKET FUNDS—0.44%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	2,111,019	2,111,019
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	116,833	116,833
BlackRock Temp Cash Money Market Fund (3)	76,449	76,449

Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	202,252	202,252

		2,506,553

REPURCHASE AGREEMENTS (3)—3.25%

Bank of America N.A. Repurchase Agreements, dated 5/31/05, due 6/1/05, with a total maturity value of $13,670,015 and effective yields of 3.07% - 3.08%. (6)	$13,668,849	13,668,849
Goldman Sachs Group Inc. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $731,003 and an effective yield of 3.08%. (6)	730,940	730,940
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $4,222,399 and an effective yield of 3.07%. (6)	4,222,039	4,222,039

		18,621,828

TIME DEPOSITS (3)—1.98%

Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	765,244	765,245
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	738,857	738,857
Credit Suisse First Boston
3.05%, 06/30/05	791,632	791,632
Dexia Credit Local SA
3.00% - 3.01%, 06/20/05 - 06/21/05	501,367	501,368
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	923,571	923,571
HBOS Treasury Services PLC
3.39%, 12/14/05	316,653	316,653
Natexis Banques
2.98%, 08/18/05	527,755	527,755
Norddeutsche Landesbank
2.11%, 06/07/05	527,755	527,753
Societe Generale
3.07% - 3.09%, 06/01/05	419,518	419,517
Svenska Handelsbanken AB
3.00%, 06/20/05	263,877	263,877
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	949,959	949,930
UBS AG
2.67% - 3.40%, 07/01/05 - 12/15/05	686,081	686,079
Washington Mutual Bank
3.05% - 3.15%, 06/22/05 - 07/28/05	1,319,387	1,319,387
Wells Fargo Bank N.A.
3.04%, 06/29/05 - 07/01/05	2,111,019	2,111,019
Wilmington Trust Co.
3.05%, 06/06/05	501,367	501,367

		11,344,010

U.S. GOVERNMENT AGENCY NOTES (3)—0.14%

Federal National Mortgage Association
2.33%, 07/22/05	791,632	789,025

		789,025

TOTAL SHORT-TERM INVESTMENTS (Cost: $113,176,407)		113,176,407

TOTAL INVESTMENTS IN SECURITIES — 119.09% (Cost: $639,565,647) (7)	682,019,398
Other Assets, Less Liabilities — (19.09%)	(109,319,279)

NET ASSETS — 100.00%	$572,700,119

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.25% and maturity dates ranging from 6/13/05 to 8/1/42.
(7)	The cost of investments for federal income tax purposes was $640,801,987. Net unrealized appreciation aggregated $41,217,411, of which $49,185,402 represented gross unrealized appreciation on securities and $7,967,991 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ITALY INDEX FUND

May 31, 2005

Security	Shares	Value
COMMON STOCKS—92.65%

AEROSPACE & DEFENSE—1.56%
Finmeccanica SpA (1)	689,436	$629,948

		629,948

APPAREL—0.17%
Benetton Group SpA (1)	7,634	69,470

		69,470

AUTO MANUFACTURERS—0.93%
Fiat SpA (1) (2)	55,451	373,836

		373,836

AUTO PARTS & EQUIPMENT—0.84%
Pirelli SpA (1)	305,015	338,014

		338,014

BANKS—26.34%
Banca Antonveneta SpA (1)	27,588	883,287
Banca Intesa SpA	357,423	1,675,943
Banca Monte dei Paschi di Siena SpA (1)	138,523	499,013
Banca Nazionale del Lavoro SpA (1) (2)	163,812	553,705
Banca Popolare di Milano Scrl (1)	49,181	500,081
Banca Popolare di Verona e Novara Scrl (1)	45,408	825,314
Banche Popolari Unite Scrl (1)	46,464	944,907
Capitalia SpA (1)	166,694	874,758
Fineco SpA	17,959	154,559
Sanpaolo IMI SpA (1)	130,420	1,813,266
UniCredito Italiano SpA (1)	363,297	1,886,283

		10,611,116

BUILDING MATERIALS—0.37%
Italcementi SpA (1)	9,669	149,832

		149,832

COMMERCIAL SERVICES—2.25%
Autostrade SpA	34,672	906,314

		906,314

DIVERSIFIED FINANCIAL SERVICES—2.94%
Banca Fideuram SpA (1)	35,321	175,105
Mediobanca SpA (1)	57,717	1,008,415

		1,183,520

ELECTRIC—9.50%
Edison SpA (1) (2)	98,978	224,261
Enel SpA (1)	361,900	3,262,049
Terna SpA Rights	129,305	340,873

		3,827,183

ENTERTAINMENT—0.29%
Lottomatica SpA	3,476	116,656

		116,656

GAS—2.03%
Snam Rete Gas SpA (1)	152,240	817,706

		817,706

HEALTH CARE - PRODUCTS—0.89%
Luxottica Group SpA (1)	17,160	358,294

		358,294

INSURANCE—11.80%
Alleanza Assicurazioni SpA (1)	52,767	565,863
Assicurazioni Generali SpA (1)	106,942	3,261,552
Mediolanum SpA (1)	30,404	195,027
Riunione Adriatica di Sicurta SpA (1)	37,675	728,956

		4,751,398

MEDIA—3.72%
Arnoldo Mondadori Editore SpA (1)	15,246	147,870
Gruppo Editoriale L’Espresso SpA (1)	20,526	117,725
Mediaset SpA	81,092	959,230
Seat Pagine Gialle SpA (1) (2)	473,257	193,129
Telecom Italia Media SpA (1) (2)	170,265	80,835

		1,498,789

OIL & GAS—18.79%
ENI SpA (1)	295,328	7,570,264

		7,570,264

RETAIL—0.89%
Autogrill SpA (1)	13,574	189,394
Bulgari SpA (1)	15,224	170,684

		360,078

TELECOMMUNICATIONS—9.34%
Telecom Italia Mobile SpA	105,897	591,019
Telecom Italia SpA (1)	962,479	3,101,779
Tiscali SpA (1) (2)	22,693	67,949

		3,760,747

TOTAL COMMON STOCKS (Cost: $31,979,076)		37,323,165

Security	Shares	Value
PREFERRED STOCKS—5.34%

BANKS—0.74%
Banca Intesa SpA RNC (1)	70,653	298,356

		298,356

TELECOMMUNICATIONS—4.60%
Telecom Italia SpA RNC	698,523	1,854,378

		1,854,378

TOTAL PREFERRED STOCKS (Cost: $1,477,827)		2,152,734

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—48.14%

COMMERCIAL PAPER (3)—14.52%

Alpine Securitization Corp.
3.03%, 06/10/05	$90,412	90,343
Amstel Funding Corp.
2.95%, 08/19/05	37,581	37,337
Amsterdam Funding Corp.
3.02% - 3.03%, 06/06/05 - 06/21/05	329,704	329,413
ANZ National Bank Ltd.
2.94%, 08/15/05	45,206	44,924
Barton Capital Corp.
3.02%, 06/13/05	99,865	99,764
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05 - 06/03/05	262,194	262,161
Cancara Asset Securitisation LLC
3.03%, 06/13/05	53,725	53,671
Cantabric Finance LLC
3.03% - 3.12%, 06/28/05 - 07/25/05	202,522	201,857
Charta LLC
2.99%, 06/16/05 - 06/21/05	189,864	189,587
Chesham Finance LLC
3.01% - 3.04%, 06/10/05 - 06/21/05	34,356	34,318
Corporate Asset Funding
2.99%, 06/16/05	103,973	103,844
CRC Funding LLC
2.99% - 3.03%, 06/10/05 - 06/29/05	113,015	112,852
Edison Asset Securitization
3.03% - 3.12%, 06/30/05 - 09/06/05	248,632	247,621
Fairway Finance LLC
3.15%, 09/15/05	80,426	79,680
Falcon Asset Securitization Corp.
3.02% - 3.03%, 06/01/05 - 06/10/05	492,465	492,208
Ford Credit Floorplan Motown
3.05% - 3.07%, 06/10/05 - 06/28/05	96,740	96,572
Gemini Securitization Corp.
3.02%, 06/27/05	9,041	9,021
General Electric Capital Corp.
2.74%, 07/07/05	45,206	45,082
General Electric Co.
3.03%, 06/30/05	135,617	135,286
Georgetown Funding Co. LLC
3.05%, 06/16/05	18,082	18,059
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05	301,071	299,039
Jupiter Securitization Corp.
3.02% - 3.03%, 06/03/05 - 06/13/05	339,279	339,081
Kitty Hawk Funding Corp.
3.02%, 06/10/05	60,824	60,778
Landale LLC
3.04%, 06/15/05	90,412	90,305
Mortgage Interest Networking Trust
3.03% - 3.05%, 06/06/05 - 06/16/05	37,069	37,034
New Center Asset Trust
3.03%, 06/21/05	22,603	22,565
Nordea North America Inc.
2.74%, 07/11/05	45,206	45,068
Park Granada LLC
3.06%, 06/21/05	80,466	80,330

Park Sienna LLC
3.08%, 06/02/05	22,603	22,601
Polonius Inc.
3.04%, 06/10/05	42,674	42,642
Preferred Receivables Funding Corp.
3.02% - 3.03%, 06/02/05 - 06/14/05	597,210	596,818
Ranger Funding Co. LLC
3.02% - 3.07%, 06/08/05 - 07/06/05	506,300	505,391
Santander Central Hispano
2.75%, 07/08/05	113,015	112,696
Scaldis Capital LLC
2.75%, 07/08/05	22,628	22,564
Solitaire Funding Ltd.
3.03%, 06/02/05	101,171	101,162
Sydney Capital Corp.
3.03% - 3.21%, 06/10/05 - 08/17/05	240,459	239,107
Thames Asset Global Securitization No. 1 Inc.
3.03%, 06/07/05	22,603	22,592
Three Pillars Funding Co.
3.03%, 06/07/05	54,247	54,220
Thunder Bay Funding LLC
3.02%, 06/01/05	27,184	27,184
Tulip Funding Corp.
3.02% - 3.06%, 06/01/05 - 07/01/05	131,097	131,052
UBS Finance (Delaware)
3.03%, 07/01/05	135,617	135,275
Windmill Funding Corp.
3.03%, 06/17/05 - 06/21/05	107,273	107,114
Yorktown Capital LLC
3.02%, 06/10/05	71,611	71,557

		5,849,775

FLOATING RATE NOTES (3)—19.46%

Allstate Life Global Funding II
3.11%, 03/08/06 (4)	41,589	41,590
American Express Centurion Bank
3.05% - 3.10%, 10/26/05 - 01/24/06	316,441	316,477
Australia & New Zealand Banking Group Ltd.
3.08%, 06/23/06 (4)	58,768	58,768
Bank of Nova Scotia
3.01%, 09/26/05 - 01/03/06	58,768	58,758
Beta Finance Inc.
3.05% - 3.22%, 09/23/05 - 04/25/06 (4)	292,934	292,947
BMW US Capital LLC
3.06%, 04/18/06 (4)	90,412	90,412
Canadian Imperial Bank of Commerce
3.02% - 3.04%, 09/13/05 - 12/14/05	307,400	307,363
CC USA Inc.
3.03% - 3.12%, 07/29/05 - 05/22/06 (4)	171,782	171,773
Commodore CDO Ltd.
3.08%, 12/12/05	22,603	22,603
Credit Suisse First Boston
3.06%, 05/09/06	90,412	90,412
Den Danske Bank NY
3.02%, 08/12/05 - 10/17/05	271,235	271,212
DEPFA Bank PLC
2.99%, 03/15/06	90,412	90,412
Dorada Finance Inc.
3.07% - 3.12%, 07/29/05 - 03/27/06 (4)	196,193	196,203
Fairway Finance LLC
3.04%, 06/20/05	45,206	45,206

Fifth Third Bancorp
3.05%, 04/21/06 (4)	180,823	180,823
Five Finance Inc.
3.08%, 02/27/06 (4)	45,206	45,210
General Electric Capital Corp.
3.19%, 05/09/06	40,685	40,731
General Electric Commercial Equipment Financing LLC
3.05%, 11/20/05	20,028	20,028
Greenwich Capital Holdings Inc.
3.04% - 3.05%, 09/02/05 - 02/10/06	103,973	103,974
Hartford Life Global Funding Trust
3.08%, 04/15/06	90,412	90,412
HBOS Treasury Services PLC
3.05% - 3.08%, 01/10/06 - 04/24/06	271,235	271,236
K2 USA LLC
3.05% - 3.11%, 06/10/05 - 02/15/06 (4)	406,852	406,861
Leafs LLC
3.09%, 01/20/06 - 02/21/06 (4)	94,932	94,932
Links Finance LLC
3.04% - 3.21%, 11/16/05 - 03/15/06 (4)	352,605	352,663
Lothian Mortgages PLC
3.08%, 01/24/06 (4)	135,617	135,617
Marshall & Ilsley Bank
3.19%, 02/20/06	90,412	90,490
MetLife Global Funding I
3.08%, 05/05/06 (4)	135,617	135,617
National City Bank (Ohio)
3.02% - 3.08%, 06/10/05 - 01/06/06	271,235	271,221
Nationwide Building Society
3.09% - 3.14%, 01/13/06 - 04/28/06 (4)	334,523	334,575
Norddeutsche Landesbank
3.11%, 07/27/05	90,412	90,407
Northern Rock PLC
3.06% - 3.09%, 10/25/05 - 02/03/06 (4)	271,235	271,235
Permanent Financing PLC
3.05% - 3.07%, 06/10/05 - 03/10/06	320,961	320,962
Royal Bank of Scotland
3.01% - 3.02%, 06/20/05 - 04/05/06	244,790	244,717
Sedna Finance Inc.
3.06%, 01/10/06 - 01/17/06 (4)	49,726	49,718
Sigma Finance Inc.
3.04% - 3.22%, 08/17/05 - 03/20/06 (4)	516,251	516,266
Societe Generale
3.03%, 03/30/06 - 06/13/06	140,138	140,103
SunTrust Bank
3.17%, 04/28/06	135,617	135,617
Tango Finance Corp.
3.05% - 3.06%, 07/25/05 - 05/26/06 (4)	280,276	280,258
UniCredito Italiano SpA
2.94%, 06/14/06	117,535	117,492
Wachovia Asset Securitization Inc.
3.08%, 06/25/05	240,466	240,466
Wells Fargo & Co.
3.06%, 05/15/06 (4)	45,206	45,211
WhistleJacket Capital LLC
2.97% - 3.07%, 06/15/05 - 01/17/06 (4)	316,441	316,424
White Pine Finance LLC
3.04% - 3.09%, 06/15/05 - 01/13/06 (4)	347,181	347,161
Winston Funding Ltd.
3.23%, 07/23/05 (4)	64,554	64,554
World Savings Bank
3.04%, 09/09/05	31,644	31,643

		7,840,760

MONEY MARKET FUNDS—1.08%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	361,647	361,647
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	25,677	25,677
BlackRock Temp Cash Money Market Fund (3)	13,097	13,097
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	34,649	34,649

		435,070

REPURCHASE AGREEMENTS (3)—7.92%

Bank of America N.A. Repurchase Agreements, dated 5/31/05, due 6/1/05, with a total maturity value of $2,341,863 and effective yields of 3.07% - 3.08%. (6)	$2,341,663	2,341,663
Goldman Sachs Group Inc. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $125,231 and an effective yield of 3.08%. (6)	125,220	125,220
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $723,355 and an effective yield of 3.07%. (6)	723,293	723,293

		3,190,176

TIME DEPOSITS (3)—4.82%

Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	131,097	131,097
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	126,576	126,577
Credit Suisse First Boston
3.05%, 06/30/05	135,617	135,617
Dexia Credit Local SA
3.00% - 3.01%, 06/20/05 - 06/21/05	85,891	85,891
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	158,220	158,221
HBOS Treasury Services PLC
3.39%, 12/14/05	54,247	54,247
Natexis Banques
2.98%, 08/18/05	90,412	90,412
Norddeutsche Landesbank
2.11%, 06/07/05	90,412	90,411
Societe Generale
3.07% - 3.09%, 06/01/05	71,869	71,869
Svenska Handelsbanken AB
3.00%, 06/20/05	45,206	45,206
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	162,741	162,736
UBS AG
2.67% - 3.40%, 07/01/05 - 12/15/05	117,535	117,535
Washington Mutual Bank
3.05% - 3.15%, 06/22/05 - 07/28/05	226,029	226,029
Wells Fargo Bank N.A.
3.04%, 06/29/05 - 07/01/05	361,647	361,647
Wilmington Trust Co.
3.05%, 06/06/05	85,891	85,891

		1,943,386

U.S. GOVERNMENT AGENCY NOTES (3)—0.34%

Federal National Mortgage Association
2.33%, 07/22/05	135,617	135,171

		135,171

TOTAL SHORT-TERM INVESTMENTS (Cost: $19,394,338)		19,394,338

TOTAL INVESTMENTS IN SECURITIES — 146.13% (Cost: $52,851,241) (7)		58,870,237
Other Assets, Less Liabilities — (46.13%)		(18,584,373)

NET ASSETS — 100.00%		$40,285,864

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.25% and maturity dates ranging from 6/13/05 to 8/1/42.
(7)	The cost of investments for federal income tax purposes was $53,083,130. Net unrealized appreciation aggregated $5,787,107, of which $7,507,011 represented gross unrealized appreciation on securities and $1,719,904 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

May 31, 2005

Security	Shares	Value
COMMON STOCKS—99.38%

ADVERTISING—0.55%
Asatsu-DK Inc.	102,800	$2,985,516
Dentsu Inc. (1)	5,140	12,876,827
Hakuhodo DY Holdings Inc.	102,800	7,239,638
JGC Corp.	1,028,000	11,779,912

		34,881,893

AGRICULTURE—0.65%
Japan Tobacco Inc.	3,084	40,633,542

		40,633,542

AIRLINES—0.20%
All Nippon Airways Co. Ltd. (1)	2,056,000	6,524,259
Japan Airlines System Corp. (1)	2,056,000	5,951,956

		12,476,215

APPAREL—0.33%
Gunze Ltd.	1,028,000	4,549,812
Onward Kashiyama Co. Ltd.	1,028,000	12,628,829
World Co. Ltd. (1)	102,800	3,405,205

		20,583,846

AUTO MANUFACTURERS—8.48%
Hino Motors Ltd. (1)	1,028,000	5,761,188
Honda Motor Co. Ltd.	2,570,100	127,342,464
Nissan Motors Co. Ltd.	7,401,600	73,277,729
Toyota Motor Corp.	9,149,200	327,681,856

		534,063,237

AUTO PARTS & EQUIPMENT—1.81%
Aisin Seiki Co. Ltd.	822,400	18,466,323
Bridgestone Corp.	2,056,000	40,919,694
Denso Corp.	1,850,400	42,407,683
NOK Corp. (1)	308,400	8,455,783
Toyoda Gosei Co. Ltd. (1)	205,600	3,634,127

		113,883,610

BANKS—9.82%
Bank of Fukuoka Ltd. (1)	2,056,000	12,686,059
Bank of Yokohama Ltd. (The)	4,112,000	23,807,822
Chiba Bank Ltd. (The)	2,056,000	14,116,817
Gunma Bank Ltd.	1,028,000	6,190,415
Joyo Bank Ltd.	3,084,000	15,824,189
Kokuhoku Financial Group Inc.	5,140,000	16,549,107
Mitsubishi Tokyo Financial Group Inc.	15,420	129,483,646
Mitsui Trust Holdings Inc. (1)	2,056,000	20,354,924
Mizuho Financial Group Inc.	26,728	127,471,046
Nishi-Nippon City Bank Ltd. (The)	2,056,000	8,546,398
Resona Holdings Inc. (2)	14,392,000	27,775,792
77 Bank Ltd. (The)	1,028,000	6,533,797

Shinsei Bank Ltd.	3,084,000	15,766,959
Shizuoka Bank Ltd. (The)	2,056,000	17,932,174
Sumitomo Mitsui Financial Group Inc. (1)	13,364	87,419,346
Sumitomo Trust & Banking Co. Ltd. (The)	4,112,000	24,647,200
UFJ Holdings Inc. (2)	12,336	63,067,836

		618,173,527

BEVERAGES—1.02%
Asahi Breweries Ltd.	1,028,000	12,600,213
Coca-Cola West Japan Co. Ltd. (1)	205,600	4,645,196
Ito En Ltd. (1)	102,800	4,931,348
Kirin Brewery Co. Ltd. (1)	3,084,000	30,475,156
Sapporo Breweries Ltd. (1)	1,028,000	5,179,346
Takara Holdings Inc. (1)	1,028,000	6,571,951

		64,403,210

BUILDING MATERIALS—1.46%
Asahi Glass Co. Ltd. (1)	3,084,000	33,651,440
Daikin Industries Ltd.	719,600	17,727,098
JS Group Corp.	1,028,000	17,655,560
Matsushita Electric Works Ltd.	1,028,000	8,584,551
Nippon Sheet Glass Co. Ltd. (1)	1,028,000	4,063,354
Sumitomo Osaka Cement Co. Ltd.	1,028,000	2,499,058
Taiheiyo Cement Corp. (1)	3,084,000	8,069,478

		92,250,539

CHEMICALS—3.78%
Asahi Kasei Corp.	4,112,000	20,259,541
Daicel Chemical Industries Ltd.	1,028,000	5,398,729
Dainippon Ink & Chemical Inc.	2,056,000	6,142,723
Denki Kagaku Kogyo Kabushiki Kaisha (1)	2,056,000	7,249,177
Ishihara Sangyo Kaisha Ltd. (1)	1,028,000	2,279,675
JSR Corp.	822,400	17,474,331
Kaneka Corp. (1)	1,028,000	10,806,996
Mitsubishi Chemical Corp.	6,168,000	17,855,867
Mitsubishi Gas Chemical Co. Inc.	1,028,000	5,122,115
Mitsui Chemicals Inc. (1)	2,056,000	11,789,450
Nippon Kayaku Co. Ltd. (1)	1,028,000	5,608,573
Nissan Chemical Industries Ltd. (1)	1,028,000	10,654,382
Nitto Denko Corp. (1)	514,000	29,139,782
Shin-Etsu Chemical Co. Ltd.	1,130,800	42,178,761
Showa Denko K.K.	3,084,000	7,382,714
Sumitomo Chemical Co. Ltd. (1)	4,112,000	19,458,316
Taiyo Nippon Sanso Corp.	1,028,000	5,188,884
Tosoh Corp.	2,056,000	8,470,091
Ube Industries Ltd. (1)	3,084,000	5,894,725

		238,354,832

COMMERCIAL SERVICES—1.14%
Benesse Corp. (1)	205,600	6,600,566
Dai Nippon Printing Co. Ltd.	2,056,000	32,812,062
Kamigumi Co. Ltd.	1,028,000	7,735,634
TIS Inc. (1)	102,800	3,414,744
Toppan Printing Co. Ltd.	2,056,000	21,137,072

		71,700,078

COMPUTERS—1.33%
CSK Corp. (1)	205,600	7,382,714
Fujitsu Ltd.	6,168,000	34,166,514
Meitec Corp. (1)	102,800	3,185,822
NET One Systems Co. Ltd.	3,084	8,555,936
TDK Corp.	411,200	30,217,620

		83,508,606

COSMETICS & PERSONAL CARE—1.00%
Aderans Co. Ltd.	102,800	2,403,674
Kao Corp.	2,056,000	47,978,103
Shiseido Co. Ltd. (1)	1,028,000	12,466,676

		62,848,453

DISTRIBUTION & WHOLESALE—2.48%
Itochu Corp.	5,140,000	25,133,658
Marubeni Corp.	5,140,000	16,453,723
Mitsubishi Corp. (1)	3,906,400	52,157,825
Mitsui & Co. Ltd. (1)	4,112,000	37,199,722
Sumitomo Corp.	3,084,000	24,923,813

		155,868,741

DIVERSIFIED FINANCIAL SERVICES—4.24%
ACOM Co. Ltd.	236,440	15,334,870
Aeon Credit Service Co. Ltd.	102,890	6,606,344
AIFUL Corp.	234,675	17,397,849
Credit Saison Co. Ltd.	514,000	17,264,486
Daiwa Securities Group Inc.	4,112,000	26,325,957
Nikko Cordial Corp.	5,140,000	22,796,753
Nomura Holdings Inc.	5,962,400	76,068,662
ORIX Corp.	308,400	44,839,972
Promise Co. Ltd.	308,400	19,372,471
Takefuji Corp.	339,240	21,215,288

		267,222,652

ELECTRIC—4.26%
Chubu Electric Power Co. Inc. (1)	2,056,000	48,073,487
Electric Power Development Co. Ltd. (1)	514,000	14,736,811
Kansai Electric Power Co. Inc. (The)	2,570,000	50,315,008
Kyushu Electric Power Co. Inc.	1,542,000	32,335,143
Tohoku Electric Power Co. Inc. (1)	1,747,600	35,349,274
Tokyo Electric Power Co. Inc. (The)	3,700,800	87,390,731

		268,200,454

ELECTRICAL COMPONENTS & EQUIPMENT—4.17%
Casio Computer Co. Ltd. (1)	1,028,000	14,507,891
Fujikura Ltd.	1,028,000	5,274,730
Furukawa Electric Co. Ltd. (1) (2)	2,056,000	8,603,628
Hitachi Cable Ltd.	1,028,000	4,483,043
Hitachi Ltd.	10,280,000	62,190,304
Mitsubishi Electric Corp.	6,168,000	33,880,362
SANYO Electric Co. Ltd. (1)	5,140,000	14,116,818
Sharp Corp.	3,084,000	48,245,178
Stanley Electric Co. Ltd. (1)	719,600	11,283,916
Sumitomo Electric Industries Ltd.	2,056,000	21,823,837
Toshiba Corp. (1)	9,252,000	38,201,253

		262,610,960

ELECTRONICS—5.09%
Advantest Corp. (1)	308,400	23,407,210
Fanuc Ltd.	514,000	32,144,375
Hirose Electric Co. Ltd.	102,800	11,007,302
IBIDEN Co. Ltd.	411,200	10,721,151
Keyence Corp.	102,820	22,724,866
Kyocera Corp.	514,000	39,727,395
Mabuchi Motor Co. Ltd. (1)	102,800	5,999,647
Minebea Co. Ltd.	1,028,000	4,225,507
Murata Manufacturing Co. Ltd.	719,600	36,989,877
NEC Corp.	6,168,000	34,509,896
NGK Insulators Ltd. (1)	1,028,000	10,835,611

Nippon Electric Glass Co. Ltd.	1,028,000	16,062,649
Omron Corp.	822,400	18,237,402
Secom Co. Ltd.	1,028,000	43,781,211
Yokogawa Electric Corp. (1)	822,400	10,270,939

		320,645,038

ENGINEERING & CONSTRUCTION—0.86%
Kajima Corp. (1)	3,084,000	10,644,844
Nishimatsu Construction Co. Ltd. (1)	1,028,000	3,500,589
Obayashi Corp.	2,056,000	10,530,383
Okumura Corp.	1,028,000	5,589,496
Shimizu Corp. (1)	2,056,000	9,233,161
Taisei Corp. (1)	3,084,000	10,330,077
Toda Corp. (1)	1,028,000	4,244,583

		54,073,133

ENTERTAINMENT—0.36%
Oriental Land Co. Ltd. (1)	205,600	12,285,446
Toho Co. Ltd.	719,600	10,202,262

		22,487,708

FOOD—1.36%
Ajinomoto Co. Inc.	2,056,000	22,949,367
Ariake Japan Co. Ltd. (1)	109,530	2,606,768
Katokichi Co. Ltd. (1)	634,800	4,470,547
Kikkoman Corp. (1)	1,028,000	9,404,853
Meiji Dairies Corp. (1)	1,028,000	5,770,726
Meiji Seika Kaisha Ltd. (1)	1,028,000	5,055,347
Nichirei Corp.	1,028,000	3,891,663
Nippon Meat Packers Inc.	1,028,000	12,829,135
Nisshin Seifun Group Inc.	1,028,000	10,225,154
Nissin Food Products Co. Ltd.	308,400	8,212,554

		85,416,114

FOREST PRODUCTS & PAPER—0.45%
Nippon Paper Group Inc.	3,084	12,104,217
OJI Paper Co. Ltd.	3,084,000	16,482,338

		28,586,555

GAS—0.87%
Osaka Gas Co. Ltd. (1)	7,196,000	22,434,294
Tokyo Gas Co. Ltd. (1)	8,224,000	32,506,834

		54,941,128

HAND & MACHINE TOOLS—0.94%
Fuji Electric Holdings Co. Ltd.	2,056,000	6,314,414
Nidec Corp.	205,600	22,701,369
SMC Corp.	205,600	22,033,681
THK Co. Ltd. (1)	411,200	8,393,784

		59,443,248

HEALTH CARE - PRODUCTS—1.00%
Hoya Corp.	411,200	46,280,269
Terumo Corp. (1)	616,800	16,396,493

		62,676,762

HOME BUILDERS—0.92%
Daiwa House Industry Co. Ltd.	2,056,000	22,949,367
Sekisui Chemical Co. Ltd.	2,056,000	14,402,969
Sekisui House Ltd. (1)	2,056,000	20,354,924

		57,707,260

HOME FURNISHINGS—3.68%
Matsushita Electric Industrial Co. Ltd.	6,168,015	92,827,839
Pioneer Corp.	822,400	13,750,543
Sony Corp.	3,084,000	116,177,592
Yamaha Corp.	616,800	9,093,901

		231,849,875

HOUSEWARES—0.13%
Toto Ltd. (1)	1,028,000	8,222,092

		8,222,092

INSURANCE—2.81%
Millea Holdings Inc.	5,140	68,676,409
Mitsui Sumitomo Insurance Co. Ltd.	4,112,000	37,886,486
Sompo Japan Insurance Inc.	3,084,000	31,562,533
T&D Holdings Inc.	771,000	39,059,708

		177,185,136

INTERNET—1.40%
Rakuten Inc. (1)	13,364	10,167,924
Softbank Corp. (1)	822,400	29,836,085
Softbank Investment Corp.	19,532	6,506,136
Trend Micro Inc.	514,000	16,215,263
Yahoo! Japan Corp. (1)	12,606	25,615,532

		88,340,940

IRON & STEEL—2.30%
JFE Holdings Inc. (1)	1,747,650	44,350,014
Kobe Steel Ltd. (1)	8,224,000	14,498,353
Nippon Steel Corp. (1)	20,560,000	48,455,022
Nisshin Steel Co. Ltd.	3,084,000	7,611,635
Sumitomo Metal Industries Ltd. (1)	13,364,000	22,815,830
Tokyo Steel Manufacturing Co. Ltd.	514,000	6,839,026

		144,569,880

LEISURE TIME—0.84%
Namco Ltd. (1)	411,200	5,608,574
Sankyo Co. Ltd.	205,600	9,042,394
Sega Sammy Holdings Inc.	206,400	12,007,682
Shimano Inc.	308,400	9,042,394
Yamaha Motor Co. Ltd.	925,200	17,066,088

		52,767,132

MACHINERY - CONSTRUCTION & MINING—0.37%
Komatsu Ltd.	3,084,000	23,321,364

		23,321,364

MACHINERY - DIVERSIFIED—1.01%
Amada Co. Ltd.	1,028,000	7,067,947
Ebara Corp. (1)	1,028,000	3,739,049
Kubota Corp.	3,084,000	17,226,333
Sumitomo Heavy Industries Ltd. (1)	2,056,000	10,263,307
Toyota Industries Corp.	925,200	25,152,735

		63,449,371

MANUFACTURING—2.16%
Fuji Photo Film Co. Ltd.	1,542,000	48,359,638
Ishikawajima-Harima Heavy Industries Co. Ltd. (1) (2)	4,112,000	5,913,802
Kawasaki Heavy Industries Ltd. (1)	5,140,000	9,299,930
Konica Minolta Holdings Inc. (1)	1,542,000	13,949,895
Mitsubishi Heavy Industries Ltd.	10,280,000	26,707,492
Nikon Corp. (1)	1,028,000	11,531,913
Olympus Corp. (1)	1,028,000	20,316,771

		136,079,441

MEDIA—0.04%
Fuji Television Network Inc.	1,154	2,387,771

		2,387,771

METAL FABRICATE & HARDWARE—0.25%
NSK Ltd. (1)	2,056,000	10,072,540
NTN Corp. (1)	1,028,000	5,618,112

		15,690,652

MINING—0.57%
Dowa Mining Co. Ltd. (1)	1,028,000	6,705,488
Mitsubishi Materials Corp. (1)	3,084,000	6,839,026
Mitsui Mining & Smelting Co. Ltd.	2,056,000	9,023,317
Sumitomo Metal Mining Co. Ltd. (1)	2,056,000	13,334,670

		35,902,501

OFFICE & BUSINESS EQUIPMENT—2.76%
Canon Inc.	2,364,400	129,435,954
Ricoh Co. Ltd.	2,056,000	33,861,285
Seiko Epson Corp.	308,400	10,358,692

		173,655,931

OIL & GAS—0.94%
Nippon Mining Holdings Inc.	2,570,000	14,212,201
Nippon Oil Corp. (1)	4,112,500	27,168,639
Teikoku Oil Co. Ltd. (1)	1,028,000	7,010,717
TonenGeneral Sekiyu K.K. (1)	1,028,000	11,054,994

		59,446,551

PACKAGING & CONTAINERS—0.20%
Toyo Seikan Kaisha Ltd.	719,600	12,619,290

		12,619,290

PHARMACEUTICALS—5.27%
Astellas Pharma Inc.	1,747,630	62,916,302
Chugai Pharmaceutical Co. Ltd.	1,028,000	15,328,193
Daiichi Pharmaceutical Co. Ltd.	822,400	18,618,938
Eisai Co. Ltd.	822,400	28,081,021
Kyowa Hakko Kogyo Co. Ltd. (1)	1,028,000	6,600,566
Sankyo Co. Ltd. (1)	1,028,000	21,127,534
Shionogi & Co. Ltd.	1,028,000	14,250,355
Taisho Pharmaceutical Co. Ltd.	1,028,000	19,744,467
Takeda Pharmaceutical Co. Ltd.	2,775,600	134,691,607
Tanabe Seiyaku Co. Ltd.	1,028,000	10,730,689

		332,089,672

REAL ESTATE—1.69%
Daito Trust Construction Co. Ltd. (1)	308,400	11,703,605
Leopalace21 Corp.	411,200	6,329,676
Mitsubishi Estate Co. Ltd. (1)	3,084,000	33,536,980
Mitsui Fudosan Co. Ltd. (1)	3,084,000	34,796,048
Sumitomo Realty & Development Co. Ltd. (1)	1,028,000	11,207,608
Tokyu Land Corp.	2,056,000	9,099,624

		106,673,541

REAL ESTATE INVESTMENT TRUSTS—0.13%
Japan Real Estate Investment Corp. (1)	1,028	8,298,399

		8,298,399

RETAIL—3.66%
Aeon Co. Ltd.	2,158,800	33,571,318
Aoyama Trading Co. Ltd.	205,600	5,036,270

Autobacs Seven Co. Ltd. (1)	102,800	3,243,053
Citizen Watch Co. Ltd. (1)	1,028,000	9,080,547
Daimaru Inc. (The) (1)	1,028,000	8,899,318
FamilyMart Co. Ltd. (1)	205,600	6,009,186
Fast Retailing Co. Ltd.	205,600	10,950,072
Isetan Co. Ltd. (1)	925,200	12,009,787
Ito-Yokado Co. Ltd.	1,028,000	35,196,660
Lawson Inc.	205,600	7,554,405
Marui Co. Ltd. (1)	1,028,000	14,431,584
Mitsukoshi Ltd. (1)	1,028,000	4,454,428
Seven-Eleven Japan Co. Ltd.	1,130,800	32,211,143
Shimachu Co. Ltd.	205,600	5,169,808
Takashimaya Co. Ltd. (1)	1,028,000	8,708,550
UNY Co. Ltd.	1,028,000	11,274,377
USS Co. Ltd. (1)	92,520	5,871,833
Yamada Denki Co. Ltd. (1)	308,400	16,940,181

		230,612,520

SEMICONDUCTORS—1.16%
NEC Electronics Corp. (1)	102,800	4,959,963
Rohm Co. Ltd.	411,200	38,840,325
Tokyo Electron Ltd. (1)	514,052	28,999,640

		72,799,928

SHIPBUILDING—0.11%
Mitsui Engineering & Shipbuilding Co. Ltd. (1)	3,084,000	6,724,565

		6,724,565

SOFTWARE—0.10%
Konami Corp. (1)	308,400	6,209,492

		6,209,492

TELECOMMUNICATIONS—3.41%
KDDI Corp.	8,224	38,000,946
Nippon Telegraph & Telephone Corp.	16,448	67,760,724
NTT Data Corp. (1)	5,140	16,596,799
NTT DoCoMo Inc.	56,540	85,511,668
Oki Electric Industry Co. Ltd. (1)	2,056,000	7,058,409

		214,928,546

TEXTILES—0.99%
Kuraray Co. Ltd.	1,028,000	9,204,547
Mitsubishi Rayon Co. Ltd.	2,056,000	8,374,706
Nisshinbo Industries Inc.	1,028,000	7,974,094
Teijin Ltd. (1)	3,084,000	13,678,052
Toray Industries Inc. (1)	4,112,000	18,428,170
Toyobo Co. Ltd.	2,056,000	4,711,965

		62,371,534

TOYS, GAMES & HOBBIES—0.63%
Bandai Co. Ltd. (1)	308,499	6,426,168
Nintendo Co. Ltd.	309,100	33,096,859

		39,523,027

TRANSPORTATION—4.11%
Central Japan Railway Co. (1)	3,084	25,038,274
East Japan Railway Co.	11,308	56,553,115
Kawasaki Kisen Kaisha Ltd. (1)	2,056,000	12,323,600
Keihin Electric Express Railway Co. Ltd. (1)	2,056,000	12,647,905
Keio Electric Railway Co. Ltd.	2,056,000	11,217,147
Kintetsu Corp. (1)	5,140,000	15,452,192
Mitsui O.S.K. Lines Ltd. (1)	3,084,000	18,742,937
Nippon Express Co. Ltd. (1)	3,084,000	14,193,124

Nippon Yusen Kabushiki Kaisha (1)	4,112,000	22,663,215
Seino Transportation Co. Ltd.	1,028,000	9,080,547
Tobu Railway Co. Ltd. (1)	3,084,000	11,503,299
Tokyu Corp. (1)	3,084,000	13,849,742
West Japan Railway Co.	6,168	21,232,456
Yamato Transport Co. Ltd.	1,028,000	14,498,353

		258,995,906

VENTURE CAPITAL—0.09%
JAFCO Co. Ltd. (1)	102,800	5,551,343

		5,551,343

TOTAL COMMON STOCKS (Cost: $5,900,513,346)		6,257,907,741

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—12.79%

COMMERCIAL PAPER (3)—3.86%

Alpine Securitization Corp.
3.03%, 06/10/05	$3,757,814	3,754,972
Amstel Funding Corp.
2.95%, 08/19/05	1,561,973	1,551,861
Amsterdam Funding Corp.
3.02% - 3.03%, 06/06/05 - 06/21/05	13,703,620	13,691,546
ANZ National Bank Ltd.
2.94%, 08/15/05	1,878,907	1,867,426
Barton Capital Corp.
3.02%, 06/13/05	4,150,731	4,146,552
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05 - 06/03/05	10,897,660	10,896,305
Cancara Asset Securitisation LLC
3.03%, 06/13/05	2,233,006	2,230,750
Cantabric Finance LLC
3.03% - 3.12%, 06/28/05 - 07/25/05	8,417,503	8,389,876
Charta LLC
2.99%, 06/16/05 - 06/21/05	7,891,409	7,879,869
Chesham Finance LLC
3.01% - 3.04%, 06/10/05 - 06/21/05	1,427,969	1,426,370
Corporate Asset Funding
2.99%, 06/16/05	4,321,486	4,316,111
CRC Funding LLC
2.99% - 3.03%, 06/10/05 - 06/29/05	4,697,267	4,690,507
Edison Asset Securitization
3.03% - 3.12%, 06/30/05 - 09/06/05	10,333,988	10,291,950
Fairway Finance LLC
3.15%, 09/15/05	3,342,763	3,311,759
Falcon Asset Securitization Corp.
3.02% - 3.03%, 06/01/05 - 06/10/05	20,468,512	20,457,822
Ford Credit Floorplan Motown
3.05% - 3.07%, 06/10/05 - 06/28/05	4,020,861	4,013,872
Gemini Securitization Corp.
3.02%, 06/27/05	375,781	374,962
General Electric Capital Corp.
2.74%, 07/07/05	1,878,907	1,873,759
General Electric Co.
3.03%, 06/30/05	5,636,721	5,622,963
Georgetown Funding Co. LLC
3.05%, 06/16/05	751,563	750,608

Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05	12,513,520	12,429,055
Jupiter Securitization Corp.
3.02% - 3.03%, 06/03/05 - 06/13/05	14,101,573	14,093,335
Kitty Hawk Funding Corp.
3.02%, 06/10/05	2,528,032	2,526,123
Landale LLC
3.04%, 06/15/05	3,757,814	3,753,371
Mortgage Interest Networking Trust
3.03% - 3.05%, 06/06/05 - 06/16/05	1,540,704	1,539,263
New Center Asset Trust
3.03%, 06/21/05	939,453	937,872
Nordea North America Inc.
2.74%, 07/11/05	1,878,907	1,873,187
Park Granada LLC
3.06%, 06/21/05	3,344,454	3,338,769
Park Sienna LLC
3.08%, 06/02/05	939,453	939,373
Polonius Inc.
3.04%, 06/10/05	1,773,688	1,772,340
Preferred Receivables Funding Corp.
3.02% - 3.03%, 06/02/05 - 06/14/05	24,822,052	24,805,769
Ranger Funding Co. LLC
3.02% - 3.07%, 06/08/05 - 07/06/05	21,043,533	21,005,773
Santander Central Hispano
2.75%, 07/08/05	4,697,267	4,684,015
Scaldis Capital LLC
2.75%, 07/08/05	940,506	937,847
Solitaire Funding Ltd.
3.03%, 06/02/05	4,204,994	4,204,640
Sydney Capital Corp.
3.03% - 3.21%, 06/10/05 - 08/17/05	9,994,282	9,938,117
Thames Asset Global Securitization No. 1 Inc.
3.03%, 06/07/05	939,453	938,979
Three Pillars Funding Co.
3.03%, 06/07/05	2,254,688	2,253,550
Thunder Bay Funding LLC
3.02%, 06/01/05	1,129,862	1,129,862
Tulip Funding Corp.
3.02% - 3.06%, 06/01/05 - 07/01/05	5,448,830	5,446,938
UBS Finance (Delaware)
3.03%, 07/01/05	5,636,721	5,622,488
Windmill Funding Corp.
3.03%, 06/17/05 - 06/21/05	4,458,646	4,452,026
Yorktown Capital LLC
3.02%, 06/10/05	2,976,414	2,974,167

		243,136,699

FLOATING RATE NOTES (3)—5.17%

Allstate Life Global Funding II
3.11%, 03/08/06 (4)	1,728,594	1,728,639
American Express Centurion Bank
3.05% - 3.10%, 10/26/05 - 01/24/06	13,152,349	13,153,858
Australia & New Zealand Banking Group Ltd.
3.08%, 06/23/06 (4)	2,442,579	2,442,579
Bank of Nova Scotia
3.01%, 09/26/05 - 01/03/06	2,442,579	2,442,171
Beta Finance Inc.
3.05% - 3.22%, 09/23/05 - 04/25/06 (4)	12,175,317	12,175,870
BMW US Capital LLC
3.06%, 04/18/06 (4)	3,757,814	3,757,814

Canadian Imperial Bank of Commerce
3.02% - 3.04%, 09/13/05 - 12/14/05	12,776,567	12,775,048
CC USA Inc.
3.03% - 3.12%, 07/29/05 - 05/22/06 (4)	7,139,846	7,139,487
Commodore CDO Ltd.
3.08%, 12/12/05	939,453	939,453
Credit Suisse First Boston
3.06%, 05/09/06	3,757,814	3,757,814
Den Danske Bank NY
3.02%, 08/12/05 - 10/17/05	11,273,442	11,272,530
DEPFA Bank PLC
2.99%, 03/15/06	3,757,814	3,757,814
Dorada Finance Inc.
3.07% - 3.12%, 07/29/05 - 03/27/06 (4)	8,154,456	8,154,863
Fairway Finance LLC
3.04%, 06/20/05	1,878,907	1,878,897
Fifth Third Bancorp
3.05%, 04/21/06 (4)	7,515,628	7,515,628
Five Finance Inc.
3.08%, 02/27/06 (4)	1,878,907	1,879,089
General Electric Capital Corp.
3.19%, 05/09/06	1,691,016	1,692,902
General Electric Commercial Equipment Financing LLC
3.05%, 11/20/05	832,426	832,426
Greenwich Capital Holdings Inc.
3.04% - 3.05%, 09/02/05 - 02/10/06	4,321,486	4,321,486
Hartford Life Global Funding Trust
3.08%, 04/15/06	3,757,814	3,757,814
HBOS Treasury Services PLC
3.05% - 3.08%, 01/10/06 - 04/24/06	11,273,442	11,273,442
K2 USA LLC
3.05% - 3.11%, 06/10/05 - 02/15/06 (4)	16,910,163	16,910,521
Leafs LLC
3.09%, 01/20/06 - 02/21/06 (4)	3,945,705	3,945,704
Links Finance LLC
3.04% - 3.21%, 11/16/05 - 03/15/06 (4)	14,655,474	14,657,880
Lothian Mortgages PLC
3.08%, 01/24/06 (4)	5,636,721	5,636,721
Marshall & Ilsley Bank
3.19%, 02/20/06	3,757,814	3,761,065
MetLife Global Funding I
3.08%, 05/05/06 (4)	5,636,721	5,636,721
National City Bank (Ohio)
3.02% - 3.08%, 06/10/05 - 01/06/06	11,273,442	11,272,835
Nationwide Building Society
3.09% - 3.14%, 01/13/06 - 04/28/06 (4)	13,903,912	13,906,071
Norddeutsche Landesbank
3.11%, 07/27/05	3,757,814	3,757,611
Northern Rock PLC
3.06% - 3.09%, 10/25/05 - 02/03/06 (4)	11,273,442	11,273,442
Permanent Financing PLC
3.05% - 3.07%, 06/10/05 - 03/10/06	13,340,239	13,340,239
Royal Bank of Scotland
3.01% - 3.02%, 06/20/05 - 04/05/06	10,174,281	10,171,232
Sedna Finance Inc.
3.06%, 01/10/06 - 01/17/06 (4)	2,066,798	2,066,423
Sigma Finance Inc.
3.04% - 3.22%, 08/17/05 - 03/20/06 (4)	21,457,118	21,457,671
Societe Generale
3.03%, 03/30/06 - 06/13/06	5,824,612	5,823,176
SunTrust Bank
3.17%, 04/28/06	5,636,721	5,636,721

Tango Finance Corp.
3.05% - 3.06%, 07/25/05 - 05/26/06 (4)	11,649,223	11,648,491
UniCredito Italiano SpA
2.94%, 06/14/06	4,885,158	4,883,364
Wachovia Asset Securitization Inc.
3.08%, 06/25/05	9,994,566	9,994,566
Wells Fargo & Co.
3.06%, 05/15/06 (4)	1,878,907	1,879,123
WhistleJacket Capital LLC
2.97% - 3.07%, 06/15/05 - 01/17/06 (4)	13,152,349	13,151,661
White Pine Finance LLC
3.04% - 3.09%, 06/15/05 - 01/13/06 (4)	14,430,006	14,429,108
Winston Funding Ltd.
3.23%, 07/23/05 (4)	2,683,079	2,683,079
World Savings Bank
3.04%, 09/09/05	1,315,235	1,315,199

		325,888,248

MONEY MARKET FUNDS—0.28%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	15,031,256	15,031,256
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	637,704	637,704
BlackRock Temp Cash Money Market Fund (3)	544,347	544,347
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	1,440,111	1,440,111

		17,653,418

REPURCHASE AGREEMENTS (3)—2.11%

Bank of America N.A. Repurchase Agreements, dated 5/31/05, due 6/1/05, with a total maturity value of $97,335,683 and effective yields of 3.07% - 3.08%. (6)	$97,327,381	97,327,381
Goldman Sachs Group Inc. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $5,205,017 and an effective yield of 3.08%. (6)	5,204,572	5,204,572
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $30,065,076 and an effective yield of 3.07%. (6)	30,062,512	30,062,512

		132,594,465

TIME DEPOSITS (3)—1.28%

Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	5,448,830	5,448,830
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	5,260,940	5,260,940
Credit Suisse First Boston
3.05%, 06/30/05	5,636,721	5,636,721
Dexia Credit Local SA
3.00% - 3.01%, 06/20/05 - 06/21/05	3,569,923	3,569,930
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	6,576,174	6,576,174
HBOS Treasury Services PLC
3.39%, 12/14/05	2,254,688	2,254,688
Natexis Banques
2.98%, 08/18/05	3,757,814	3,757,814
Norddeutsche Landesbank
2.11%, 06/07/05	3,757,814	3,757,802
Societe Generale
3.07% - 3.09%, 06/01/05	2,987,124	2,987,124

Svenska Handelsbanken AB
3.00%, 06/20/05	1,878,907	1,878,907
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	6,764,065	6,763,863
UBS AG
2.67% - 3.40%, 07/01/05 - 12/15/05	4,885,158	4,885,141
Washington Mutual Bank
3.05% - 3.15%, 06/22/05 - 07/28/05	9,394,535	9,394,535
Wells Fargo Bank N.A.
3.04%, 06/29/05 - 07/01/05	15,031,256	15,031,256
Wilmington Trust Co.
3.05%, 06/06/05	3,569,923	3,569,923

		80,773,648

U.S. GOVERNMENT AGENCY NOTES (3)—0.09%

Federal National Mortgage Association
2.33%, 07/22/05	5,636,721	5,618,155

		5,618,155

TOTAL SHORT-TERM INVESTMENTS (Cost: $805,664,633)		805,664,633

TOTAL INVESTMENTS IN SECURITIES — 112.17% (Cost: $6,706,177,979) (7)		7,063,572,374
Other Assets, Less Liabilities — (12.17%)		(766,449,771)

NET ASSETS — 100.00%		$6,297,122,603

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.25% and maturity dates ranging from 6/13/05 to 8/1/42.
(7)	The cost of investments for federal income tax purposes was $6,746,275,048. Net unrealized appreciation aggregated $317,297,326, of which $561,193,334 represented gross unrealized appreciation on securities and $243,896,008 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI MALAYSIA INDEX FUND

May 31, 2005

Security	Shares	Value
COMMON STOCKS—99.43%

AGRICULTURE—8.46%
British American Tobacco (Malaysia) Bhd	904,400	$9,639,000
Golden Hope Plantations Bhd	3,036,200	3,052,180
Highlands & Lowlands Bhd	1,098,200	1,098,200
IOI Corp. Bhd	4,392,800	10,635,200
Kuala Lumpur Kepong Bhd	1,808,800	3,046,400

		27,470,980

AIRLINES—1.16%
Airasia Bhd (1)	5,038,800	2,042,040
Malaysian Airline System Bhd	1,834,640	1,709,112

		3,751,152

AUTO MANUFACTURERS—1.99%
DRB-Hicom Bhd	2,842,400	1,032,240
Oriental Holdings Bhd	1,098,200	1,156,000
Proton Holdings Bhd	1,744,200	3,258,900
Tan Chong Motor Holdings Bhd	2,390,200	1,006,400

		6,453,540

AUTO PARTS & EQUIPMENT—0.65%
UMW Holdings Bhd	1,615,000	2,125,000

		2,125,000

BANKS—23.98%
AMMB Holdings Bhd	8,850,200	5,403,280
CIMB Bhd	1,227,400	1,615,000
Commerce Asset Holdings Bhd	13,566,000	16,636,200
Hong Leong Bank Bhd	3,423,800	4,505,000
Malayan Banking Bhd	11,886,400	34,408,000
Public Bank Bhd	7,299,800	12,870,700
RHB Capital Bhd	4,586,600	2,426,070

		77,864,250

BEVERAGES—0.41%
Guinness Anchor Bhd	969,000	1,338,750

		1,338,750

BUILDING MATERIALS—2.09%
Jaya Tiasa Holdings Bhd	92,000	48,421
Malayan Cement Bhd	8,333,400	1,293,870
OYL Industries Bhd	516,833	4,930,315
WTK Holdings Bhd	452,200	499,800

		6,772,406

CHEMICALS—0.52%
Malaysian Oxygen Bhd	516,800	1,672,800

		1,672,800

COMMERCIAL SERVICES—2.24%
PLUS Expressways Bhd	8,979,400	7,278,040

		7,278,040

DIVERSIFIED FINANCIAL SERVICES—1.55%
Bursa Malaysia Bhd (1)	1,873,400	1,932,560
Hong Leong Credit Bhd	1,485,800	1,571,820
OSK Holdings Bhd	2,131,828	611,498
TA Enterprise Bhd	4,780,400	918,340

		5,034,218

ELECTRIC—7.06%
Malakoff Bhd	3,811,400	7,321,900
Tenaga Nasional Bhd	5,749,400	15,583,900
TIME Engineering Bhd (1)	255,000	13,757

		22,919,557

ELECTRONICS—0.20%
Hong Leong Industries Bhd	693,500	653,350
Hume Industries Bhd	667	857

		654,207

ENGINEERING & CONSTRUCTION—6.15%
Gamuda Bhd	4,176,900	4,792,443
IJM Corp. Bhd	2,330,900	2,882,955
Malaysia Airports Holdings Bhd	2,002,600	811,580
Malaysian Resources Corp. Bhd (1)	4,134,400	495,040
MMC Corp. Bhd	2,002,600	1,001,300
Road Builder (Malaysia) Holdings Bhd	2,777,800	1,937,150
Transmile Group Bhd	839,800	2,165,800
YTL Corp. Bhd	4,263,688	5,890,621

		19,976,889

ENTERTAINMENT—6.56%
Berjaya Sports Toto Bhd	4,134,400	4,243,200
Magnum Corp. Bhd	6,137,000	3,230,000
Resorts World Bhd	3,553,000	9,022,750
Tanjong PLC	1,421,200	4,787,200

		21,283,150

ENVIRONMENTAL CONTROL—0.20%
Puncak Niaga Holding Bhd (1)	969,000	640,050

		640,050

FOOD—1.98%
Nestle (Malaysia) Bhd	516,800	3,250,400
PPB Group Bhd	1,679,633	3,182,462

		6,432,862

GAS—1.64%
Petronas Gas Bhd	2,842,400	5,310,800

		5,310,800

HOLDING COMPANIES - DIVERSIFIED—4.55%
Mulpha International Bhd (1)	6,007,800	782,595
Multi-Purpose Holdings Bhd (1)	4,134,400	864,960
Sime Darby Bhd	8,591,800	13,113,800

		14,761,355

INSURANCE—0.71%
Kurnia Asia Bhd (1)	4,263,600	1,391,280
MAA Holdings Bhd	733,600	907,347

		2,298,627

LODGING—4.03%
Genting Bhd	2,777,800	13,084,900

		13,084,900

MEDIA—2.78%
Astro All Asia Networks PLC (1)	3,423,800	4,730,250
Media Prima Bhd (1)	2,907,000	1,262,250
New Straits Times Press Bhd (1)	839,800	702,780
Star Publications (Malaysia) Bhd	1,292,000	2,346,000

		9,041,280

METAL FABRICATE & HARDWARE—0.06%
Kris Components Bhd (1) (2)	282,362	191,456

		191,456

OIL & GAS—1.02%
Petronas Dagangan Bhd	1,808,800	1,989,680
Shell Refining Co.	546,000	1,321,895

		3,311,575

OIL & GAS SERVICES—0.46%
Scomi Group Bhd	3,876,000	1,509,600

		1,509,600

REAL ESTATE—2.72%
Bandar Raya Developments Bhd	1,550,400	477,360
IGB Corp. Bhd	5,232,600	1,514,700
IOI Properties Bhd	581,450	1,124,647
KLCC Property Holdings Bhd	3,359,200	1,803,360
MK Land Holdings Bhd	2,584,000	829,600
SP Setia Bhd	3,165,400	3,082,100

		8,831,767

RETAIL—0.18%
Courts Mammoth Bhd	427,400	129,345
Edaran Otomobil Nasional Bhd	516,800	462,400

		591,745

SEMICONDUCTORS—0.74%
Malaysian Pacific Industries Bhd	581,400	1,652,400
Unisem (Malaysia) Bhd	1,744,200	766,530

		2,418,930

TELECOMMUNICATIONS—9.78%
Maxis Communications Bhd	6,201,600	16,075,200
Telekom Malaysia Bhd	6,072,400	15,660,400

		31,735,600

TRANSPORTATION—5.56%
Malaysia International Shipping Corp. Bhd	3,359,200	15,293,200
Malaysian Bulk Carriers Bhd	1,744,200	986,850
POS Malaysia & Services Holdings Bhd	2,131,800	1,761,540

		18,041,590

TOTAL COMMON STOCKS (Cost: $278,986,094)		322,797,076

Security	Shares	Value
SHORT-TERM INVESTMENTS—0.17%

MONEY MARKET FUNDS—0.17%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3)	534,714	534,714

		534,714

TOTAL SHORT-TERM INVESTMENTS (Cost: $534,714)		534,714

TOTAL INVESTMENTS IN SECURITIES — 99.60% (Cost: $279,520,808) (4)		323,331,790
Other Assets, Less Liabilities — 0.40%		1,312,937

NET ASSETS — 100.00%		$324,644,727

(1)	Non-income earning security.
(2)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(3)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(4)	The cost of investments for federal income tax purposes was $290,018,785. Net unrealized appreciation aggregated $33,313,005, of which $41,176,893 represented gross unrealized appreciation on securities and $7,863,888 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI MEXICO INDEX FUND

May 31, 2005

Security	Shares	Value
COMMON STOCKS—99.38%

BEVERAGES—8.91%
Coca-Cola Femsa SA de CV ADR (1)	121,200	$2,884,560
Fomento Economico Mexicano SA de CV Class UBD	2,312,900	12,602,818
Grupo Modelo SA de CV Series C	2,505,850	7,558,118

		23,045,496

BUILDING MATERIALS—11.84%
Cemex SA de CV Series CPO	4,028,688	30,608,841

		30,608,841

DIVERSIFIED FINANCIAL SERVICES—3.73%
Grupo Financiero Banorte SA de CV Series O	1,454,400	9,658,034

		9,658,034

ENGINEERING & CONSTRUCTION—1.41%
Grupo Aeroportuario del Sureste SA de CV ADR	121,200	3,636,000

		3,636,000

FOOD—1.59%
Grupo Bimbo SA Series A	1,504,900	4,102,111

		4,102,111

FOREST PRODUCTS & PAPER—3.26%
Kimberly-Clark de Mexico SA de CV Class A	2,666,400	8,433,129

		8,433,129

HOLDING COMPANIES - DIVERSIFIED—5.96%
Alfa SA de CV Class A	1,212,000	6,914,930
Grupo Carso SA de CV Series A1	4,767,200	8,501,512

		15,416,442

HOME BUILDERS—2.67%
Corporacion GEO SA de CV Series B (2)	1,585,700	3,739,944
Urbi Desarrollos Urbanos SA de CV (2)	585,800	3,175,347

		6,915,291

HOUSEWARES—0.42%
Vitro SA de CV Series A	1,407,069	1,094,183

		1,094,183

MEDIA—5.86%
Grupo Televisa SA Series CPO	4,029,900	12,018,369
TV Azteca SA de CV Series CPO (2)	6,171,100	3,142,710

		15,161,079

METAL FABRICATE & HARDWARE—0.00%
Hylsamex SA de CV Class B	1	4

		4

MINING—3.16%
Grupo Mexico SA de CV Series B	1,313,000	6,158,662
Industrias Penoles SA de CV Series CP	404,000	1,999,694

		8,158,356

REAL ESTATE—1.40%
Consorcio Ara SA de CV	1,121,146	3,611,614

		3,611,614

RETAIL—7.66%
Controladora Comercial Mexicana SA de CV	2,080,600	2,222,051
Grupo Sanborns SA Series B1 (2)	1,015,093	1,692,170
Organizacion Soriana SA de CV Series B (2)	915,262	3,470,664
Wal-Mart de Mexico SA de CV Series V	3,282,500	12,420,148

		19,805,033

TELECOMMUNICATIONS—41.51%
America Movil SA de CV Series L	21,048,400	59,418,075
America Telecom SA de CV Series A1 (2)	2,062,288	6,216,473
Carso Global Telecom SA de CV Class A1 (2)	3,084,825	5,393,905
Telefonos de Mexico SA de CV Series L	39,300,514	36,320,871

		107,349,324

TOTAL COMMON STOCKS (Cost: $235,630,276)		256,994,937

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—1.13%

COMMERCIAL PAPER (3)—0.29%

Alpine Securitization Corp.
3.03%, 06/10/05	$11,825	11,829
Amstel Funding Corp.
2.95%, 08/19/05	4,915	4,883
Amsterdam Funding Corp.
3.02% - 3.03%, 06/06/05 - 06/21/05	43,123	43,085
ANZ National Bank Ltd.
2.94%, 08/15/05	5,913	5,876
Barton Capital Corp.
3.02%, 06/13/05	13,062	13,048
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05 - 06/03/05	34,293	34,288
Cancara Asset Securitisation LLC
3.03%, 06/13/05	7,027	7,020
Cantabric Finance LLC
3.03% - 3.12%, 06/28/05 - 07/25/05	26,488	26,401
Charta LLC
2.99%, 06/16/05 - 06/21/05	24,833	24,796
Chesham Finance LLC
3.01% - 3.04%, 06/10/05 - 06/21/05	4,494	4,489
Corporate Asset Funding
2.99%, 06/16/05	13,599	13,582
CRC Funding LLC
2.99% - 3.03%, 06/10/05 - 06/29/05	14,781	14,760
Edison Asset Securitization
3.03% - 3.12%, 06/30/05 - 09/06/05	32,519	32,387
Fairway Finance LLC
3.15%, 09/15/05	10,519	10,422

Falcon Asset Securitization Corp.
3.02% - 3.03%, 06/01/05 - 06/10/05	64,411	64,377
Ford Credit Floorplan Motown
3.05% - 3.07%, 06/10/05 - 06/28/05	12,653	12,631
Gemini Securitization Corp.
3.02%, 06/27/05	1,183	1,180
General Electric Capital Corp.
2.74%, 07/07/05	5,913	5,896
General Electric Co.
3.03%, 06/30/05	17,738	17,694
Georgetown Funding Co. LLC
3.05%, 06/16/05	2,365	2,362
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05	39,378	39,112
Jupiter Securitization Corp.
3.02% - 3.03%, 06/03/05 - 06/13/05	44,375	44,348
Kitty Hawk Funding Corp.
3.02%, 06/10/05	7,955	7,949
Landale LLC
3.04%, 06/15/05	11,825	11,811
Mortgage Interest Networking Trust
3.03% - 3.05%, 06/06/05 - 06/16/05	4,848	4,844
New Center Asset Trust
3.03%, 06/21/05	2,956	2,951
Nordea North America Inc.
2.74%, 07/11/05	5,913	5,895
Park Granada LLC
3.06%, 06/21/05	10,524	10,507
Park Sienna LLC
3.08%, 06/02/05	2,956	2,956
Polonius Inc.
3.04%, 06/10/05	5,581	5,577
Preferred Receivables Funding Corp.
3.02% - 3.03%, 06/02/05 - 06/14/05	78,111	78,058
Ranger Funding Co. LLC
3.02% - 3.07%, 06/08/05 - 07/06/05	66,220	66,102
Santander Central Hispano
2.75%, 07/08/05	14,781	14,740
Scaldis Capital LLC
2.75%, 07/08/05	2,960	2,951
Solitaire Funding Ltd.
3.03%, 06/02/05	13,232	13,231
Sydney Capital Corp.
3.03% - 3.21%, 06/10/05 - 08/17/05	31,450	31,273
Thames Asset Global Securitization No. 1 Inc.
3.03%, 06/07/05	2,956	2,955
Three Pillars Funding Co.
3.03%, 06/07/05	7,095	7,092
Thunder Bay Funding LLC
3.02%, 06/01/05	3,555	3,555
Tulip Funding Corp.
3.02% - 3.06%, 06/01/05 - 07/01/05	17,147	17,140
UBS Finance (Delaware)
3.03%, 07/01/05	17,738	17,693
Windmill Funding Corp.
3.03%, 06/17/05 - 06/21/05	14,031	14,009
Yorktown Capital LLC
3.02%, 06/10/05	9,366	9,359

		765,114

FLOATING RATE NOTES (3)—0.40%

Allstate Life Global Funding II
3.11%, 03/08/06 (4)	5,440	5,440

American Express Centurion Bank
3.05% - 3.10%, 10/26/05 - 01/24/06	41,388	41,393
Australia & New Zealand Banking Group Ltd.
3.08%, 06/23/06 (4)	7,686	7,686
Bank of Nova Scotia
3.01%, 09/26/05 - 01/03/06	7,686	7,685
Beta Finance Inc.
3.05% - 3.22%, 09/23/05 - 04/25/06 (4)	38,314	38,315
BMW US Capital LLC
3.06%, 04/18/06 (4)	11,825	11,825
Canadian Imperial Bank of Commerce
3.02% - 3.04%, 09/13/05 - 12/14/05	40,206	40,201
CC USA Inc.
3.03% - 3.12%, 07/29/05 - 05/22/06 (4)	22,468	22,467
Commodore CDO Ltd.
3.08%, 12/12/05	2,956	2,956
Credit Suisse First Boston
3.06%, 05/09/06	11,825	11,825
Den Danske Bank NY
3.02%, 08/12/05 - 10/17/05	35,476	35,472
DEPFA Bank PLC
2.99%, 03/15/06	11,825	11,825
Dorada Finance Inc.
3.07% - 3.12%, 07/29/05 - 03/27/06 (4)	25,661	25,661
Fairway Finance LLC
3.04%, 06/20/05	5,913	5,913
Fifth Third Bancorp
3.05%, 04/21/06 (4)	23,650	23,650
Five Finance Inc.
3.08%, 02/27/06 (4)	5,913	5,913
General Electric Capital Corp.
3.19%, 05/09/06	5,321	5,327
General Electric Commercial Equipment Financing LLC
3.05%, 11/20/05	2,619	2,619
Greenwich Capital Holdings Inc.
3.04% - 3.05%, 09/02/05 - 02/10/06	13,599	13,599
Hartford Life Global Funding Trust
3.08%, 04/15/06	11,825	11,825
HBOS Treasury Services PLC
3.05% - 3.08%, 01/10/06 - 04/24/06	35,476	35,475
K2 USA LLC
3.05% - 3.11%, 06/10/05 - 02/15/06 (4)	53,213	53,214
Leafs LLC
3.09%, 01/20/06 - 02/21/06 (4)	12,416	12,417
Links Finance LLC
3.04% - 3.21%, 11/16/05 - 03/15/06 (4)	46,118	46,125
Lothian Mortgages PLC
3.08%, 01/24/06 (4)	17,738	17,738
Marshall & Ilsley Bank
3.19%, 02/20/06	11,825	11,835
MetLife Global Funding I
3.08%, 05/05/06 (4)	17,738	17,738
National City Bank (Ohio)
3.02% - 3.08%, 06/10/05 - 01/06/06	35,476	35,475
Nationwide Building Society
3.09% - 3.14%, 01/13/06 - 04/28/06 (4)	43,753	43,759
Norddeutsche Landesbank
3.11%, 07/27/05	11,825	11,825
Northern Rock PLC
3.06% - 3.09%, 10/25/05 - 02/03/06 (4)	35,476	35,475
Permanent Financing PLC
3.05% - 3.07%, 06/10/05 - 03/10/06	41,979	41,979

Royal Bank of Scotland
3.01% - 3.02%, 06/20/05 - 04/05/06	32,017	32,007
Sedna Finance Inc.
3.06%, 01/10/06 - 01/17/06 (4)	6,504	6,503
Sigma Finance Inc.
3.04% - 3.22%, 08/17/05 - 03/20/06 (4)	67,522	67,524
Societe Generale
3.03%, 03/30/06 - 06/13/06	18,329	18,325
SunTrust Bank
3.17%, 04/28/06	17,738	17,738
Tango Finance Corp.
3.05% - 3.06%, 07/25/05 - 05/26/06 (4)	36,658	36,656
UniCredito Italiano SpA
2.94%, 06/14/06	15,373	15,367
Wachovia Asset Securitization Inc.
3.08%, 06/25/05	31,451	31,451
Wells Fargo & Co.
3.06%, 05/15/06 (4)	5,913	5,913
WhistleJacket Capital LLC
2.97% - 3.07%, 06/15/05 - 01/17/06 (4)	41,388	41,386
White Pine Finance LLC
3.04% - 3.09%, 06/15/05 - 01/13/06 (4)	45,409	45,404
Winston Funding Ltd.
3.23%, 07/23/05 (4)	8,443	8,443
World Savings Bank
3.04%, 09/09/05	4,139	4,139

		1,025,508

MONEY MARKET FUNDS—0.17%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	47,301	47,301
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	393,962	393,962
BlackRock Temp Cash Money Market Fund (3)	1,713	1,713
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	4,532	4,532

		447,508

REPURCHASE AGREEMENTS (3)—0.16%

Bank of America N.A. Repurchase Agreements, dated 5/31/05, due 6/1/05, with a total maturity value of $306,299 and effective yields of 3.07% - 3.08%. (6)	$306,273	306,273
Goldman Sachs Group Inc. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $16,379 and an effective yield of 3.08%. (6)	16,378	16,378
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $94,610 and an effective yield of 3.07%. (6)	94,602	94,602

		417,253

TIME DEPOSITS (3)—0.10%

Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	17,147	17,146
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	16,555	16,555
Credit Suisse First Boston
3.05%, 06/30/05	17,738	17,738

Dexia Credit Local SA
3.00% - 3.01%, 06/20/05 - 06/21/05	11,234	11,234
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	20,694	20,694
HBOS Treasury Services PLC
3.39%, 12/14/05	7,095	7,095
Natexis Banques
2.98%, 08/18/05	11,825	11,825
Norddeutsche Landesbank
2.11%, 06/07/05	11,825	11,825
Societe Generale
3.07% - 3.09%, 06/01/05	9,400	9,400
Svenska Handelsbanken AB
3.00%, 06/20/05	5,913	5,913
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	21,285	21,284
UBS AG
2.67% - 3.40%, 07/01/05 - 12/15/05	15,373	15,373
Washington Mutual Bank
3.05% - 3.15%, 06/22/05 - 07/28/05	29,563	29,563
Wells Fargo Bank N.A.
3.04%, 06/29/05 - 07/01/05	47,301	47,301
Wilmington Trust Co.
3.05%, 06/06/05	11,234	11,234

		254,180

U.S. GOVERNMENT AGENCY NOTES (3)—0.01%

Federal National Mortgage Association
2.33%, 07/22/05	17,738	17,679

		17,679

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,927,242)		2,927,242

TOTAL INVESTMENTS IN SECURITIES — 100.51% (Cost: $238,557,518) (7)		259,922,179
Other Assets, Less Liabilities — (0.51%)		(1,312,721)

NET ASSETS — 100.00%		$258,609,458

ADR -	American Depositary Receipts
(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.25% and maturity dates ranging from 6/13/05 to 8/1/42.

(7)	The cost of investments for federal income tax purposes was $239,136,519. Net unrealized appreciation aggregated $20,785,660, of which $22,306,548 represented gross unrealized appreciation on securities and $1,520,888 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI NETHERLANDS INDEX FUND

May 31, 2005

Security	Shares	Value
COMMON STOCKS—99.40%

BANKS—4.88%
ABN AMRO Holding NV	113,100	$2,633,803

		2,633,803

BEVERAGES—3.48%
Heineken NV	58,986	1,876,177

		1,876,177

CHEMICALS—5.21%
Akzo Nobel NV	51,840	2,042,541
DSM NV (1)	11,460	770,480

		2,813,021

COMMERCIAL SERVICES—2.58%
IHC Caland NV	12,000	771,966
Randstad Holdings NV	6,060	217,444
Vedior NV	28,200	401,474

		1,390,884

COMPUTERS—0.34%
Getronics NV	110,940	182,188

		182,188

DISTRIBUTION & WHOLESALE—0.57%
Buhrmann NV	15,360	141,295
Hagemeyer NV (1) (2)	68,820	164,003

		305,298

ELECTRONICS—4.87%
Koninklijke Philips Electronics NV	102,840	2,629,791

		2,629,791

FOOD—14.04%
Koninklijke Ahold NV (2)	204,060	1,544,534
Koninklijke Numico NV CVA (1) (2)	19,140	765,949
Unilever NV CVA	79,080	5,263,013

		7,573,496

INSURANCE—18.35%
AEGON NV (1)	186,180	2,388,513
ING Groep NV (1)	270,660	7,512,758

		9,901,271

MEDIA—6.94%
Reed Elsevier NV	142,560	1,976,772
VNU NV	33,360	909,915
Wolters Kluwer NV CVA	48,600	855,726

		3,742,413

OFFICE & BUSINESS EQUIPMENT—0.90%
Oce NV (1)	33,480	486,979

		486,979

OIL & GAS—24.37%
Royal Dutch Petroleum Co.	225,120	13,147,835

		13,147,835

REAL ESTATE INVESTMENT TRUSTS—2.97%
Corio NV	9,240	512,154
Rodamco Europe NV	8,280	638,983
Wereldhave NV	4,440	453,659

		1,604,796

SEMICONDUCTORS—1.92%
ASML Holding NV (2)	64,405	1,038,584

		1,038,584

TELECOMMUNICATIONS—4.09%
Koninklijke KPN NV	277,080	2,206,703

		2,206,703
TRANSPORTATION—3.89%
TPG NV	82,020	2,101,440

		2,101,440

TOTAL COMMON STOCKS (Cost: $54,136,377)		53,634,679

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—15.50%

COMMERCIAL PAPER (3)—4.67%

Alpine Securitization Corp.
3.03%, 06/10/05	$38,954	38,918
Amstel Funding Corp.
2.95%, 08/19/05	16,192	16,087
Amsterdam Funding Corp.
3.02% - 3.03%, 06/06/05 - 06/21/05	142,053	141,927
ANZ National Bank Ltd.
2.94%, 08/15/05	19,477	19,358
Barton Capital Corp.
3.02%, 06/13/05	43,027	42,983
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05 - 06/03/05	112,966	112,952
Cancara Asset Securitisation LLC
3.03%, 06/13/05	23,147	23,124
Cantabric Finance LLC
3.03% - 3.12%, 06/28/05 - 07/25/05	87,256	86,970
Charta LLC
2.99%, 06/16/05 - 06/21/05	81,803	81,683
Chesham Finance LLC
3.01% - 3.04%, 06/10/05 - 06/21/05	14,802	14,786
Corporate Asset Funding
2.99%, 06/16/05	44,797	44,741
CRC Funding LLC
2.99% - 3.03%, 06/10/05 - 06/29/05	48,692	48,622
Edison Asset Securitization
3.03% - 3.12%, 06/30/05 - 09/06/05	107,123	106,687

Fairway Finance LLC
3.15%, 09/15/05	34,651	34,330
Falcon Asset Securitization Corp.
3.02% - 3.03%, 06/01/05 - 06/10/05	212,178	212,067
Ford Credit Floorplan Motown
3.05% - 3.07%, 06/10/05 - 06/28/05	41,681	41,608
Gemini Securitization Corp.
3.02%, 06/27/05	3,895	3,887
General Electric Capital Corp.
2.74%, 07/07/05	19,477	19,424
General Electric Co.
3.03%, 06/30/05	58,431	58,288
Georgetown Funding Co. LLC
3.05%, 06/16/05	7,791	7,781
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05	129,716	128,841
Jupiter Securitization Corp.
3.02% - 3.03%, 06/03/05 - 06/13/05	146,178	146,092
Kitty Hawk Funding Corp.
3.02%, 06/10/05	26,206	26,186
Landale LLC
3.04%, 06/15/05	38,954	38,908
Mortgage Interest Networking Trust
3.03% - 3.05%, 06/06/05 - 06/16/05	15,971	15,956
New Center Asset Trust
3.03%, 06/21/05	9,738	9,722
Nordea North America Inc.
2.74%, 07/11/05	19,477	19,418
Park Granada LLC
3.06%, 06/21/05	34,669	34,610
Park Sienna LLC
3.08%, 06/02/05	9,738	9,738
Polonius Inc.
3.04%, 06/10/05	18,386	18,372
Preferred Receivables Funding Corp.
3.02% - 3.03%, 06/02/05 - 06/14/05	257,307	257,139
Ranger Funding Co. LLC
3.02% - 3.07%, 06/08/05 - 07/06/05	218,139	217,746
Santander Central Hispano
2.75%, 07/08/05	48,692	48,555
Scaldis Capital LLC
2.75%, 07/08/05	9,749	9,722
Solitaire Funding Ltd.
3.03%, 06/02/05	43,589	43,586
Sydney Capital Corp.
3.03% - 3.21%, 06/10/05 - 08/17/05	103,601	103,019
Thames Asset Global Securitization No. 1 Inc.
3.03%, 06/07/05	9,738	9,734
Three Pillars Funding Co.
3.03%, 06/07/05	23,372	23,360
Thunder Bay Funding LLC
3.02%, 06/01/05	11,712	11,712
Tulip Funding Corp.
3.02% - 3.06%, 06/01/05 - 07/01/05	56,483	56,463
UBS Finance (Delaware)
3.03%, 07/01/05	58,431	58,283
Windmill Funding Corp.
3.03%, 06/17/05 - 06/21/05	46,219	46,150
Yorktown Capital LLC
3.02%, 06/10/05	30,854	30,830

		2,520,365

FLOATING RATE NOTES (3)—6.26%

Allstate Life Global Funding II
3.11%, 03/08/06 (4)	17,919	17,919
American Express Centurion Bank
3.05% - 3.10%, 10/26/05 - 01/24/06	136,338	136,354
Australia & New Zealand Banking Group Ltd.
3.08%, 06/23/06 (4)	25,320	25,320
Bank of Nova Scotia
3.01%, 09/26/05 - 01/03/06	25,320	25,316
Beta Finance Inc.
3.05% - 3.22%, 09/23/05 - 04/25/06 (4)	126,210	126,216
BMW US Capital LLC
3.06%, 04/18/06 (4)	38,954	38,954
Canadian Imperial Bank of Commerce
3.02% - 3.04%, 09/13/05 - 12/14/05	132,443	132,427
CC USA Inc.
3.03% - 3.12%, 07/29/05 - 05/22/06 (4)	74,012	74,009
Commodore CDO Ltd.
3.08%, 12/12/05	9,738	9,738
Credit Suisse First Boston
3.06%, 05/09/06	38,954	38,954
Den Danske Bank NY
3.02%, 08/12/05 - 10/17/05	116,861	116,851
DEPFA Bank PLC
2.99%, 03/15/06	38,954	38,954
Dorada Finance Inc.
3.07% - 3.12%, 07/29/05 - 03/27/06 (4)	84,530	84,534
Fairway Finance LLC
3.04%, 06/20/05	19,477	19,477
Fifth Third Bancorp
3.05%, 04/21/06 (4)	77,908	77,908
Five Finance Inc.
3.08%, 02/27/06 (4)	19,477	19,479
General Electric Capital Corp.
3.19%, 05/09/06	17,529	17,549
General Electric Commercial Equipment Financing LLC
3.05%, 11/20/05	8,629	8,629
Greenwich Capital Holdings Inc.
3.04% - 3.05%, 09/02/05 - 02/10/06	44,797	44,797
Hartford Life Global Funding Trust
3.08%, 04/15/06	38,954	38,954
HBOS Treasury Services PLC
3.05% - 3.08%, 01/10/06 - 04/24/06	116,861	116,862
K2 USA LLC
3.05% - 3.11%, 06/10/05 - 02/15/06 (4)	175,292	175,296
Leafs LLC
3.09%, 01/20/06 - 02/21/06 (4)	40,901	40,901
Links Finance LLC
3.04% - 3.21%, 11/16/05 - 03/15/06 (4)	151,920	151,945
Lothian Mortgages PLC
3.08%, 01/24/06 (4)	58,431	58,431
Marshall & Ilsley Bank
3.19%, 02/20/06	38,954	38,987
MetLife Global Funding I
3.08%, 05/05/06 (4)	58,431	58,431
National City Bank (Ohio)
3.02% - 3.08%, 06/10/05 - 01/06/06	116,861	116,855
Nationwide Building Society
3.09% - 3.14%, 01/13/06 - 04/28/06 (4)	144,129	144,152
Norddeutsche Landesbank
3.11%, 07/27/05	38,954	38,952
Northern Rock PLC
3.06% - 3.09%, 10/25/05 - 02/03/06 (4)	116,861	116,862

Permanent Financing PLC
3.05% - 3.07%, 06/10/05 - 03/10/06	138,286	138,285
Royal Bank of Scotland
3.01% - 3.02%, 06/20/05 - 04/05/06	105,467	105,436
Sedna Finance Inc.
3.06%, 01/10/06 - 01/17/06 (4)	21,425	21,421
Sigma Finance Inc.
3.04% - 3.22%, 08/17/05 - 03/20/06 (4)	222,426	222,432
Societe Generale
3.03%, 03/30/06 - 06/13/06	60,378	60,363
SunTrust Bank
3.17%, 04/28/06	58,431	58,431
Tango Finance Corp.
3.05% - 3.06%, 07/25/05 - 05/26/06 (4)	120,757	120,749
UniCredito Italiano SpA
2.94%, 06/14/06	50,640	50,621
Wachovia Asset Securitization Inc.
3.08%, 06/25/05	103,604	103,605
Wells Fargo & Co.
3.06%, 05/15/06 (4)	19,477	19,479
WhistleJacket Capital LLC
2.97% - 3.07%, 06/15/05 - 01/17/06 (4)	136,338	136,332
White Pine Finance LLC
3.04% - 3.09%, 06/15/05 - 01/13/06 (4)	149,582	149,572
Winston Funding Ltd.
3.23%, 07/23/05 (4)	27,813	27,813
World Savings Bank
3.04%, 09/09/05	13,634	13,633

		3,378,185

MONEY MARKET FUNDS—0.36%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	155,815	155,815
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	15,868	15,868
BlackRock Temp Cash Money Market Fund (3)	5,643	5,643
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	14,928	14,928

		192,254

REPURCHASE AGREEMENTS (3)—2.55%

Bank of America N.A Repurchase Agreements, dated 5/31/05, due 6/1/05, with a total maturity value of $1,008,990 and effective yields of 3.07% - 3.08%. (6)	$1,008,904	1,008,904
Goldman Sachs Group Inc. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $53,956 and an effective yield of 3.08%. (6)	53,951	53,951
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $311,657 and an effective yield of 3.07%. (6)	311,630	311,630

		1,374,485

TIME DEPOSITS (3)—1.55%

Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	56,483	56,483
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	54,535	54,536

Credit Suisse First Boston
3.05%, 06/30/05	58,431	58,431
Dexia Credit Local SA
3.00% - 3.01%, 06/20/05 - 06/21/05	37,006	37,006
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	68,169	68,169
HBOS Treasury Services PLC
3.39%, 12/14/05	23,372	23,372
Natexis Banques
2.98%, 08/18/05	38,954	38,954
Norddeutsche Landesbank
2.11%, 06/07/05	38,954	38,954
Societe Generale
3.07% - 3.09%, 06/01/05	30,965	30,965
Svenska Handelsbanken AB
3.00%, 06/20/05	19,477	19,477
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	70,117	70,114
UBS AG
2.67% - 3.40%, 07/01/05 - 12/15/05	50,640	50,640
Washington Mutual Bank
3.05% - 3.15%, 06/22/05 - 07/28/05	97,384	97,385
Wells Fargo Bank N.A.
3.04%, 06/29/05 - 07/01/05	155,815	155,815
Wilmington Trust Co.
3.05%, 06/06/05	37,006	37,006

		837,307

U.S. GOVERNMENT AGENCY NOTES (3)—0.11%

Federal National Mortgage Association
2.33%, 07/22/05	58,431	58,238

		58,238

TOTAL SHORT-TERM INVESTMENTS (Cost: $8,360,834)		8,360,834

TOTAL INVESTMENTS IN SECURITIES — 114.90% (Cost: $62,497,211) (7)		61,995,513
Other Assets, Less Liabilities — (14.90%)		(8,037,716)

NET ASSETS — 100.00%		$53,957,797

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.25% and maturity dates ranging from 6/13/05 to 8/1/42.

(7)	The cost of investments for federal income tax purposes was $63,426,671. Net unrealized depreciation aggregated $1,431,158, of which $1,480,031 represented gross unrealized appreciation on securities and $2,911,189 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

May 31, 2005

Security	Shares	Value
COMMON STOCKS—99.48%

AUSTRALIA—65.00%

Alinta Ltd.	419,562	$3,138,314
Alumina Ltd.	2,074,930	8,664,396
Amcor Ltd.	1,549,119	7,959,719
AMP Ltd.	3,298,009	16,496,014
Ansell Ltd.	248,105	1,729,843
APN News & Media Ltd.	476,619	1,842,149
Aristocrat Leisure Ltd. (1)	550,693	4,373,751
Australia & New Zealand Banking Group Ltd.	3,229,798	52,503,217
Australian Gas Light Co. Ltd.	810,810	8,547,311
Australian Stock Exchange Ltd. (1)	185,757	3,222,361
AXA Asia Pacific Holdings Ltd.	1,512,654	5,319,133
Babcock & Brown Ltd. (2)	259,545	2,252,171
BHP Billiton Ltd.	6,343,480	80,187,537
BHP Steel Ltd. (1)	1,271,985	7,808,188
Billabong International Ltd.	229,801	2,152,552
Boral Ltd.	1,034,319	4,656,120
Brambles Industries Ltd. (1)	1,717,859	10,349,942
Caltex Australia Ltd.	236,236	2,703,375
Centro Properties Group	1,394,393	5,864,911
Challenger Financial Services Group Ltd. (2)	684,827	1,733,447
Coca-Cola Amatil Ltd.	937,079	5,574,798
Cochlear Ltd.	96,239	2,355,792
Coles Myer Ltd.	2,080,221	14,377,639
Commonwealth Bank of Australia	2,256,683	63,363,918
Commonwealth Property Office Fund	2,323,321	2,306,555
Computershare Ltd.	713,284	3,189,318
CSL Ltd.	350,779	7,682,714
CSR Ltd.	1,638,494	3,079,497
DB RREEF Trust	4,434,430	4,604,067
DCA Group Ltd.	690,547	1,821,192
Downer EDI Ltd.	479,336	1,918,038
Foster’s Group Ltd.	3,529,097	14,442,441
Futuris Corp. Ltd.	919,776	1,178,018
Gandel Retail Trust	2,641,925	3,323,624
General Property Trust	3,222,362	8,620,497
Harvey Norman Holdings Ltd. (1)	975,117	1,810,532
Iluka Resources Ltd.	433,719	2,021,468
ING Industrial Fund	1,269,840	2,069,049
Insurance Australia Group Ltd.	2,828,254	12,538,845
Investa Property Group (1)	2,612,324	3,830,816
James Hardie Industries NV	817,674	4,164,211
John Fairfax Holdings Ltd.	1,623,479	5,142,878
Leighton Holdings Ltd. (1)	240,383	1,885,504
Lend Lease Corp Ltd.	637,780	5,896,767
Lion Nathan Ltd. (1)	529,815	2,951,174
Macquarie Airports	1,101,243	3,054,552
Macquarie Bank Ltd. (1)	396,396	15,125,579

Macquarie Communications Infrastructure Group	576,862	2,754,202
Macquarie Goodman Group	2,045,186	6,199,777
Macquarie Infrastructure Group	3,783,351	11,153,457
Mayne Group Ltd.	1,134,991	3,982,508
Mirvac Group	1,533,675	3,882,067
Multiplex Group	1,082,224	2,099,618
National Australia Bank Ltd. (1)	2,759,900	65,780,512
Newcrest Mining Ltd.	587,444	5,921,086
OneSteel Ltd.	1,043,614	1,993,075
Orica Ltd.	493,493	5,890,400
Origin Energy Ltd.	1,401,686	7,584,592
Pacific Brands Ltd. (1)	897,182	1,536,640
PaperlinX Ltd. (1)	806,377	1,423,893
Patrick Corp. Ltd. (1)	1,141,140	4,920,786
Perpetual Trustees Australia Ltd.	69,498	2,949,467
Publishing & Broadcasting Ltd.	239,239	2,763,123
Qantas Airways Ltd.	1,627,340	3,971,160
QBE Insurance Group Ltd. (1)	1,329,471	14,780,606
Rinker Group Ltd.	1,667,380	15,567,847
Rio Tinto Ltd. (1)	504,933	16,289,984
Santos Ltd.	1,042,756	7,965,747
SFE Corp. Ltd.	230,802	1,763,126
Sonic Healthcare Ltd.	428,571	3,767,593
Stockland Trust Group	2,291,575	9,586,419
Suncorp-Metway Ltd.	959,959	14,259,096
TABCORP Holdings Ltd.	928,213	11,030,037
Telstra Corp. Ltd. (1)	3,735,589	14,211,701
Toll Holdings Ltd.	428,428	4,058,552
Transurban Group (1)	1,403,545	7,732,929
UNiTAB Ltd.	203,489	2,066,469
Wesfarmers Ltd.	666,809	18,556,129
Westfield Group (1)	2,542,683	32,373,135
Westpac Banking Corp. Ltd. (1)	3,179,605	47,325,794
WMC Resources Ltd.	2,083,653	12,301,161
Woodside Petroleum Ltd.	827,970	15,530,057
Woolworths Ltd. (1)	1,847,274	22,497,302

		836,303,981

HONG KONG—21.24%
ASM Pacific Technology Ltd. (1)	286,000	1,261,013
Bank of East Asia Ltd.	2,488,200	7,324,538
BOC Hong Kong Holdings Ltd. (1)	6,578,000	12,176,314
Cathay Pacific Airways Ltd. (1)	1,859,000	3,369,442
Cheung Kong Holdings Ltd.	2,717,000	24,797,475
Cheung Kong Infrastructure Holdings Ltd.	858,000	2,591,878
CLP Holdings Ltd.	3,217,500	18,405,094
Esprit Holdings Ltd.	1,716,000	12,297,636
Giordano International Ltd. (1)	2,574,000	1,687,478
Hang Lung Properties Ltd.	3,289,736	4,778,581
Hang Seng Bank Ltd.	1,358,500	18,248,846
Henderson Land Development Co. Ltd.	1,287,000	5,873,086
Hong Kong & China Gas Co. Ltd.	6,435,836	12,947,288
Hong Kong Exchanges & Clearing Ltd. (1)	2,002,000	4,915,378
Hongkong Electric Holdings Ltd.	2,431,000	10,749,862
Hopewell Holdings Ltd.	1,144,000	2,830,846
Hutchinson Telecommunications International Ltd. (1) (2)	2,431,000	2,296,845
Hutchison Whampoa Ltd.	3,718,000	32,380,098
Hysan Development Co. Ltd.	1,144,000	2,308,794
Johnson Electric Holdings Ltd.	2,574,000	2,415,410
Kerry Properties Ltd. (1)	858,000	1,880,491

Kingboard Chemical Holdings Co. Ltd. (1)	858,000	2,613,937
Li & Fung Ltd.	3,146,000	6,025,658
MTR Corp. Ltd.	2,431,000	4,484,317
New World Development Co. Ltd.	4,004,941	4,195,785
Noble Group Ltd.	1,573,000	1,400,283
Orient Overseas International Ltd. (1)	429,200	1,859,298
PCCW Ltd. (1)	6,435,845	3,929,693
SCMP Group Ltd.	1,716,000	744,476
Shangri-La Asia Ltd. (1)	2,002,000	3,023,858
Sino Land Co. Ltd. (1)	2,574,000	2,647,025
SmarTone Telecommunications Holdings Ltd.	500,500	556,519
Solomon Systech International Ltd.	3,146,000	1,172,779
Sun Hung Kai Properties Ltd.	2,288,000	21,837,955
Swire Pacific Ltd. Class A	1,644,500	14,057,724
Techtronic Industries Co. Ltd.	1,644,500	3,678,262
Television Broadcasts Ltd.	572,000	2,919,080
Texwinca Holdings Ltd.	1,144,000	911,753
Wharf Holdings Ltd. (The)	2,145,000	7,017,373
Wing Hang Bank Ltd.	286,000	2,040,415
Yue Yuen Industrial Holdings Ltd. (1)	858,000	2,547,761

		273,200,344

NEW ZEALAND—2.71%
Auckland International Airport Ltd.	1,774,960	2,569,991
Carter Holt Harvey Ltd.	1,113,112	1,407,282
Contact Energy Ltd. (1)	514,371	2,561,267
Fisher & Paykel Appliances Holdings Ltd. (1)	446,476	977,573
Fisher & Paykel Healthcare Corp. Ltd. (1)	810,238	1,711,091
Fletcher Building Ltd. (1)	838,266	3,700,421
Independent Newspapers Ltd.	213,356	938,820
Kiwi Income Property Trust	752,037	626,773
NGC Holdings Ltd.	294,437	692,510
Sky City Entertainment Group Ltd. (1)	739,882	2,247,088
Sky Network Television Ltd.	169,884	791,928
Telecom Corp. of New Zealand Ltd. (1)	3,435,718	14,462,820
Tower Ltd. (2)	561,132	824,361
Warehouse Group Ltd. (The) (1)	256,542	590,698
Waste Management NZ Ltd.	186,043	809,437

		34,912,060

SINGAPORE—10.53%
Allgreen Properties Ltd.	858,000	557,361
Ascendas Real Estate Investment Trust (1)	1,573,000	2,053,117
Capitaland Ltd. (1)	1,716,000	2,394,587
CapitaMall Trust Management Ltd.	1,144,000	1,637,677
Chartered Semiconductor Manufacturing Ltd. (1) (2)	1,859,000	1,352,976
City Developments Ltd.	858,000	3,535,112
ComfortDelGro Corp. Ltd.	3,146,000	3,216,866
COSCO Corp. Singapore Ltd.	572,000	629,611
Creative Technology Ltd. (1)	100,100	800,776
Datacraft Asia Ltd. (1) (2)	415,000	444,050
DBS Group Holdings Ltd.	2,002,000	16,738,023
Fraser & Neave Ltd.	286,830	2,708,629
Haw Par Corp. Ltd.	143,397	457,131
Jardine Cycle & Carriage Ltd.	143,000	1,057,953
Keppel Corp. Ltd. (1)	1,001,000	6,984,211
Keppel Land Ltd.	572,000	784,434
Neptune Orient Lines Ltd. (1)	858,000	1,723,689
Olam International Ltd. (2)	1,001,000	553,920
Oversea-Chinese Banking Corp. Ltd. (1)	1,859,000	15,542,450
Overseas Union Enterprise Ltd.	143,000	718,204

Parkway Holdings Ltd.	1,001,000	1,083,757
SembCorp Industries Ltd.	1,516,040	2,069,959
SembCorp Logistics Ltd.	529,100	553,748
SembCorp Marine Ltd.	858,000	1,083,757
Singapore Airlines Ltd. (1)	1,001,000	6,924,002
Singapore Exchange Ltd. (1)	1,287,000	1,470,813
Singapore Land Ltd. (1)	286,000	894,529
Singapore Petroleum Co. Ltd.	143,000	354,371
Singapore Post Ltd.	2,288,000	1,266,103
Singapore Press Holdings Ltd.	2,860,517	7,432,819
Singapore Technologies Engineering Ltd.	2,288,000	3,302,878
Singapore Telecommunications Ltd.	11,726,871	18,339,217
SMRT Corp. Ltd.	1,144,000	736,267
STATS ChipPAC Ltd. (1) (2)	2,288,000	1,665,201
Suntec	1,430,000	1,092,358
United Overseas Bank Ltd.	2,002,000	17,219,693
United Overseas Land Ltd. (1)	715,000	946,137
Venture Corp. Ltd. (1)	429,000	3,870,560
Want Want Holdings Ltd.	715,000	843,700
Wing Tai Holdings Ltd.	858,333	459,485

		135,500,131

TOTAL COMMON STOCKS (Cost: $1,089,514,627)		1,279,916,516

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—18.65%

COMMERCIAL PAPER (3)—5.63%

Alpine Securitization Corp.
3.03%, 06/10/05	$1,119,628	1,118,781
Amstel Funding Corp.
2.95%, 08/19/05	465,384	462,372
Amsterdam Funding Corp.
3.02% - 3.03%, 06/06/05 - 06/21/05	4,082,946	4,079,349
ANZ National Bank Ltd.
2.94%, 08/15/05	559,814	556,391
Barton Capital Corp.
3.02%, 06/13/05	1,236,696	1,235,451
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05 - 06/03/05	3,246,920	3,246,516
Cancara Asset Securitisation LLC
3.03%, 06/13/05	665,316	664,644
Cantabric Finance LLC
3.03% - 3.12%, 06/28/05 - 07/25/05	2,507,966	2,499,735
Charta LLC
2.99%, 06/16/05 - 06/21/05	2,351,218	2,347,779
Chesham Finance LLC
3.01% - 3.04%, 06/10/05 - 06/21/05	425,458	424,982
Corporate Asset Funding
2.99%, 06/16/05	1,287,572	1,285,970
CRC Funding LLC
2.99% - 3.03%, 06/10/05 - 06/29/05	1,399,534	1,397,520
Edison Asset Securitization
3.03% - 3.12%, 06/30/05 - 09/06/05	3,078,976	3,066,450
Fairway Finance LLC
3.15%, 09/15/05	995,965	986,727
Falcon Asset Securitization Corp.
3.02% - 3.03%, 06/01/05 - 06/10/05	6,098,522	6,095,337

Ford Credit Floorplan Motown
3.05% - 3.07%, 06/10/05 - 06/28/05	1,198,001	1,195,918
Gemini Securitization Corp.
3.02%, 06/27/05	111,963	111,719
General Electric Capital Corp.
2.74%, 07/07/05	559,814	558,280
General Electric Co.
3.03%, 06/30/05	1,679,441	1,675,342
Georgetown Funding Co. LLC
3.05%, 06/16/05	223,926	223,641
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05	3,728,360	3,703,193
Jupiter Securitization Corp.
3.02% - 3.03%, 06/03/05 - 06/13/05	4,201,514	4,199,060
Kitty Hawk Funding Corp.
3.02%, 06/10/05	753,218	752,650
Landale LLC
3.04%, 06/15/05	1,119,628	1,118,304
Mortgage Interest Networking Trust
3.03% - 3.05%, 06/06/05 - 06/16/05	459,047	458,619
New Center Asset Trust
3.03%, 06/21/05	279,907	279,436
Nordea North America Inc.
2.74%, 07/11/05	559,814	558,109
Park Granada LLC
3.06%, 06/21/05	996,469	994,775
Park Sienna LLC
3.08%, 06/02/05	279,907	279,883
Polonius Inc.
3.04%, 06/10/05	528,464	528,062
Preferred Receivables Funding Corp.
3.02% - 3.03%, 06/02/05 - 06/14/05	7,395,644	7,390,793
Ranger Funding Co. LLC
3.02% - 3.07%, 06/08/05 - 07/06/05	6,269,847	6,258,596
Santander Central Hispano
2.75%, 07/08/05	1,399,534	1,395,586
Scaldis Capital LLC
2.75%, 07/08/05	280,220	279,428
Solitaire Funding Ltd.
3.03%, 06/02/05	1,252,863	1,252,758
Sydney Capital Corp.
3.03% - 3.21%, 06/10/05 - 08/17/05	2,977,761	2,961,028
Thames Asset Global Securitization No. 1 Inc.
3.03%, 06/07/05	279,907	279,766
Three Pillars Funding Co.
3.03%, 06/07/05	671,777	671,437
Thunder Bay Funding LLC
3.02%, 06/01/05	336,638	336,638
Tulip Funding Corp.
3.02% - 3.06%, 06/01/05 - 07/01/05	1,623,460	1,622,896
UBS Finance (Delaware)
3.03%, 07/01/05	1,679,441	1,675,201
Windmill Funding Corp.
3.03%, 06/17/05 - 06/21/05	1,328,438	1,326,466
Yorktown Capital LLC
3.02%, 06/10/05	886,812	886,143

		72,441,731

FLOATING RATE NOTES (3)—7.54%

Allstate Life Global Funding II
3.11%, 03/08/06 (4)	515,029	515,042

American Express Centurion Bank
3.05% - 3.10%, 10/26/05 - 01/24/06	3,918,696	3,919,146
Australia & New Zealand Banking Group Ltd.
3.08%, 06/23/06 (4)	727,758	727,758
Bank of Nova Scotia
3.01%, 09/26/05 - 01/03/06	727,758	727,636
Beta Finance Inc.
3.05% - 3.22%, 09/23/05 - 04/25/06 (4)	3,627,593	3,627,758
BMW US Capital LLC
3.06%, 04/18/06 (4)	1,119,628	1,119,628
Canadian Imperial Bank of Commerce
3.02% - 3.04%, 09/13/05 - 12/14/05	3,806,734	3,806,281
CC USA Inc.
3.03% - 3.12%, 07/29/05 - 05/22/06 (4)	2,127,292	2,127,186
Commodore CDO Ltd.
3.08%, 12/12/05	279,907	279,907
Credit Suisse First Boston
3.06%, 05/09/06	1,119,628	1,119,628
Den Danske Bank NY
3.02%, 08/12/05 - 10/17/05	3,358,883	3,358,610
DEPFA Bank PLC
2.99%, 03/15/06	1,119,628	1,119,628
Dorada Finance Inc.
3.07% - 3.12%, 07/29/05 - 03/27/06 (4)	2,429,592	2,429,712
Fairway Finance LLC
3.04%, 06/20/05	559,814	559,811
Fifth Third Bancorp
3.05%, 04/21/06 (4)	2,239,255	2,239,255
Five Finance Inc.
3.08%, 02/27/06 (4)	559,814	559,868
General Electric Capital Corp.
3.19%, 05/09/06	503,832	504,394
General Electric Commercial Equipment Financing LLC
3.05%, 11/20/05	248,018	248,018
Greenwich Capital Holdings Inc.
3.04% - 3.05%, 09/02/05 - 02/10/06	1,287,572	1,287,572
Hartford Life Global Funding Trust
3.08%, 04/15/06	1,119,628	1,119,628
HBOS Treasury Services PLC
3.05% - 3.08%, 01/10/06 - 04/24/06	3,358,883	3,358,884
K2 USA LLC
3.05% - 3.11%, 06/10/05 - 02/15/06 (4)	5,038,324	5,038,430
Leafs LLC
3.09%, 01/20/06 - 02/21/06 (4)	1,175,609	1,175,609
Links Finance LLC
3.04% - 3.21%, 11/16/05 - 03/15/06 (4)	4,366,547	4,367,264
Lothian Mortgages PLC
3.08%, 01/24/06 (4)	1,679,441	1,679,441
Marshall & Ilsley Bank
3.19%, 02/20/06	1,119,628	1,120,596
MetLife Global Funding I
3.08%, 05/05/06 (4)	1,679,441	1,679,441
National City Bank (Ohio)
3.02% - 3.08%, 06/10/05 - 01/06/06	3,358,883	3,358,701
Nationwide Building Society
3.09% - 3.14%, 01/13/06 - 04/28/06 (4)	4,142,622	4,143,266
Norddeutsche Landesbank
3.11%, 07/27/05	1,119,628	1,119,567
Northern Rock PLC
3.06% - 3.09%, 10/25/05 - 02/03/06 (4)	3,358,883	3,358,883

Permanent Financing PLC
3.05% - 3.07%, 06/10/05 - 03/10/06	3,974,678	3,974,677
Royal Bank of Scotland
3.01% - 3.02%, 06/20/05 - 04/05/06	3,031,392	3,030,484
Sedna Finance Inc.
3.06%, 01/10/06 - 01/17/06 (4)	615,795	615,683
Sigma Finance Inc.
3.04% - 3.22%, 08/17/05 - 03/20/06 (4)	6,393,073	6,393,237
Societe Generale
3.03%, 03/30/06 - 06/13/06	1,735,423	1,734,995
SunTrust Bank
3.17%, 04/28/06	1,679,441	1,679,441
Tango Finance Corp.
3.05% - 3.06%, 07/25/05 - 05/26/06 (4)	3,470,845	3,470,627
UniCredito Italiano SpA
2.94%, 06/14/06	1,455,516	1,454,981
Wachovia Asset Securitization Inc.
3.08%, 06/25/05	2,977,846	2,977,846
Wells Fargo & Co.
3.06%, 05/15/06 (4)	559,814	559,878
WhistleJacket Capital LLC
2.97% - 3.07%, 06/15/05 - 01/17/06 (4)	3,918,696	3,918,492
White Pine Finance LLC
3.04% - 3.09%, 06/15/05 - 01/13/06 (4)	4,299,370	4,299,101
Winston Funding Ltd.
3.23%, 07/23/05 (4)	799,414	799,414
World Savings Bank
3.04%, 09/09/05	391,870	391,859

		97,097,263

MONEY MARKET FUNDS—0.41%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	4,478,510	4,478,510
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	164,315	164,315
BlackRock Temp Cash Money Market Fund (3)	162,186	162,186
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	429,076	429,076

		5,234,087

REPURCHASE AGREEMENTS (3)—3.07%

Bank of America N.A. Repurchase Agreements, dated 5/31/05, due 6/1/05, with a total maturity value of $29,000,826 and effective yields of 3.07% - 3.08%. (6)	$28,998,352	28,998,352
Goldman Sachs Group Inc. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $1,550,817 and an effective yield of 3.08%. (6)	1,550,684	1,550,684
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $8,957,784 and an effective yield of 3.07%. (6)	8,957,020	8,957,020

		39,506,056

TIME DEPOSITS (3)—1.87%

Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	1,623,460	1,623,460
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	1,567,479	1,567,479
Credit Suisse First Boston
3.05%, 06/30/05	1,679,441	1,679,441
Dexia Credit Local SA
3.00% - 3.01%, 06/20/05 - 06/21/05	1,063,646	1,063,648

First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	1,959,348	1,959,349
HBOS Treasury Services PLC
3.39%, 12/14/05	671,777	671,777
Natexis Banques
2.98%, 08/18/05	1,119,628	1,119,628
Norddeutsche Landesbank
2.11%, 06/07/05	1,119,628	1,119,624
Societe Generale
3.07% - 3.09%, 06/01/05	890,003	890,003
Svenska Handelsbanken AB
3.00%, 06/20/05	559,814	559,814
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	2,015,330	2,015,269
UBS AG
2.67% - 3.40%, 07/01/05 - 12/15/05	1,455,516	1,455,511
Washington Mutual Bank
3.05% - 3.15%, 06/22/05 - 07/28/05	2,799,069	2,799,069
Wells Fargo Bank N.A.
3.04%, 06/29/05 - 07/01/05	4,478,510	4,478,511
Wilmington Trust Co.
3.05%, 06/06/05	1,063,646	1,063,646

		24,066,229

U.S. GOVERNMENT AGENCY NOTES (3)—0.13%

Federal National Mortgage Association
2.33%, 07/22/05	1,679,441	1,673,910

		1,673,910

TOTAL SHORT-TERM INVESTMENTS (Cost: $240,019,276)		240,019,276

TOTAL INVESTMENTS IN SECURITIES — 118.13% (Cost: $1,329,533,903) (7)		1,519,935,792
Other Assets, Less Liabilities — (18.13%)		(233,314,818)

NET ASSETS — 100.00%		$1,286,620,974

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.25% and maturity dates ranging from 6/13/05 to 8/1/42.

(7)	The cost of investments for federal income tax purposes was $1,337,808,964. Net unrealized appreciation aggregated $182,126,828, of which $189,127,744 represented gross unrealized appreciation on securities and $7,000,916 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SINGAPORE INDEX FUND

May 31, 2005

Security	Shares	Value
COMMON STOCKS—99.66%

AIRLINES—4.13%
Singapore Airlines Ltd.	1,671,000	$11,558,449

		11,558,449

BANKS—34.41%
DBS Group Holdings Ltd.	3,800,000	31,770,473
Oversea-Chinese Banking Corp. Ltd.	3,420,000	28,593,426
United Overseas Bank Ltd.	4,180,000	35,953,204

		96,317,103

BEVERAGES—2.56%
Fraser & Neave Ltd.	760,000	7,176,927

		7,176,927

COMPUTERS—0.60%
Creative Technology Ltd. (1)	209,000	1,671,950

		1,671,950

DISTRIBUTION & WHOLESALE—1.00%
Jardine Cycle & Carriage Ltd. (1)	380,000	2,811,344

		2,811,344

DIVERSIFIED FINANCIAL SERVICES—1.55%
Singapore Exchange Ltd.	3,800,000	4,342,727

		4,342,727

ELECTRONICS—2.45%
Venture Corp. Ltd.	760,000	6,856,937

		6,856,937

ENGINEERING & CONSTRUCTION—4.49%
SembCorp Industries Ltd.	3,572,000	4,877,110
Singapore Technologies Engineering Ltd.	5,320,000	7,679,769

		12,556,879

FOOD—0.94%
Olam International Ltd. (2)	1,520,000	841,118
Want Want Holdings Ltd.	1,520,000	1,793,600

		2,634,718

HEALTH CARE - SERVICES—0.88%
Parkway Holdings Ltd.	2,280,000	2,468,497

		2,468,497

HOLDING COMPANIES - DIVERSIFIED—6.13%
Haw Par Corp. Ltd.	380,000	1,211,392
Keppel Corp. Ltd. (1)	1,900,000	13,256,744
Noble Group Ltd.	3,040,000	2,706,204

		17,174,340

LODGING—0.68%
Overseas Union Enterprise Ltd.	380,000	1,908,514

		1,908,514

MEDIA—4.58%
Singapore Press Holdings Ltd.	4,940,000	12,836,185

		12,836,185

OIL & GAS—0.34%
Singapore Petroleum Co. Ltd.	380,000	941,686

		941,686

REAL ESTATE—8.02%
Allgreen Properties Ltd.	2,280,000	1,481,098
Capitaland Ltd. (1)	4,188,000	5,844,131
City Developments Ltd.	1,900,000	7,828,336
Keppel Land Ltd.	1,520,000	2,084,509
Singapore Land Ltd. (1)	760,000	2,377,071
United Overseas Land Ltd. (1)	1,520,000	2,011,368
Wing Tai Holdings Ltd.	1,520,000	813,690

		22,440,203

REAL ESTATE INVESTMENT TRUSTS—3.68%
Ascendas Real Estate Investment Trust (1)	3,040,000	3,967,881
CapitaMall Trust Management Ltd.	2,660,000	3,807,885
Suntec	3,290,000	2,513,188

		10,288,954

SEMICONDUCTORS—2.17%
Chartered Semiconductor Manufacturing Ltd. (1) (2)	3,800,000	2,765,631
STATS ChipPAC Ltd. (1) (2)	4,560,000	3,318,757

		6,084,388

SHIPBUILDING—1.03%
SembCorp Marine Ltd. (1)	2,280,000	2,879,914

		2,879,914

TELECOMMUNICATIONS—13.60%
Datacraft Asia Ltd. (1) (2)	1,140,000	1,219,800
Singapore Telecommunications Ltd. (1)	23,560,650	36,845,623

		38,065,423

TRANSPORTATION—6.42%
ComfortDelGro Corp. Ltd.	6,840,000	6,994,075
COSCO Corp. Singapore Ltd.	1,140,000	1,254,819
Neptune Orient Lines Ltd. (1)	1,900,000	3,817,028
SembCorp Logistics Ltd.	956,660	1,001,226
Singapore Post Ltd.	5,320,000	2,943,912
SMRT Corp. Ltd.	3,040,000	1,956,513

		17,967,573

TOTAL COMMON STOCKS (Cost: $244,144,729)		278,982,711

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—17.30%

COMMERCIAL PAPER (3)—5.22%

Alpine Securitization Corp.
3.03%, 06/10/05	$225,837	225,669
Amstel Funding Corp.
2.95%, 08/19/05	93,871	93,264
Amsterdam Funding Corp.
3.02% - 3.03%, 06/06/05 - 06/21/05	823,560	822,834
ANZ National Bank Ltd.
2.94%, 08/15/05	112,919	112,228
Barton Capital Corp.
3.02%, 06/13/05	249,451	249,200
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05 - 06/03/05	654,928	654,846
Cancara Asset Securitisation LLC
3.03%, 06/13/05	134,199	134,064
Cantabric Finance LLC
3.03% - 3.12%, 06/28/05 - 07/25/05	505,875	504,215
Charta LLC
2.99%, 06/16/05 - 06/21/05	474,258	473,564
Chesham Finance LLC
3.01% - 3.04%, 06/10/05 - 06/21/05	85,818	85,722
Corporate Asset Funding
2.99%, 06/16/05	259,713	259,389
CRC Funding LLC
2.99% - 3.03%, 06/10/05 - 06/29/05	282,296	281,890
Edison Asset Securitization
3.03% - 3.12%, 06/30/05 - 09/06/05	621,052	618,526
Fairway Finance LLC
3.15%, 09/15/05	200,893	199,030
Falcon Asset Securitization Corp.
3.02% - 3.03%, 06/01/05 - 06/10/05	1,230,117	1,229,475
Ford Credit Floorplan Motown
3.05% - 3.07%, 06/10/05 - 06/28/05	241,646	241,225
Gemini Securitization Corp.
3.02%, 06/27/05	22,584	22,534
General Electric Capital Corp.
2.74%, 07/07/05	112,919	112,609
General Electric Co.
3.03%, 06/30/05	338,756	337,929
Georgetown Funding Co. LLC
3.05%, 06/16/05	45,167	45,110
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05	752,038	746,961
Jupiter Securitization Corp.
3.02% - 3.03%, 06/03/05 - 06/13/05	847,476	846,982
Kitty Hawk Funding Corp.
3.02%, 06/10/05	151,930	151,815
Landale LLC
3.04%, 06/15/05	225,837	225,570
Mortgage Interest Networking Trust
3.03% - 3.05%, 06/06/05 - 06/16/05	92,593	92,507
New Center Asset Trust
3.03%, 06/21/05	56,459	56,364
Nordea North America Inc.
2.74%, 07/11/05	112,919	112,575
Park Granada LLC
3.06%, 06/21/05	200,995	200,653
Park Sienna LLC
3.08%, 06/02/05	56,459	56,454
Polonius Inc.
3.04%, 06/10/05	106,595	106,514
Preferred Receivables Funding Corp.
3.02% - 3.03%, 06/02/05 - 06/14/05	1,491,756	1,490,778
Ranger Funding Co. LLC
3.02% - 3.07%, 06/08/05 - 07/06/05	1,264,674	1,262,405

Santander Central Hispano
2.75%, 07/08/05	282,296	281,500
Solitaire Funding Ltd.
3.03%, 06/02/05	252,712	252,690
Scaldis Capital LLC
2.75%, 07/08/05	56,523	56,363
Sydney Capital Corp.
3.03% - 3.21%, 06/10/05 - 08/17/05	600,636	597,261
Thames Asset Global Securitization No. 1 Inc.
3.03%, 06/07/05	56,459	56,431
Three Pillars Funding Co.
3.03%, 06/07/05	135,502	135,434
Thunder Bay Funding LLC
3.02%, 06/01/05	67,902	67,902
Tulip Funding Corp.
3.02% - 3.06%, 06/01/05 - 07/01/05	327,464	327,350
UBS Finance (Delaware)
3.03%, 07/01/05	338,756	337,900
Windmill Funding Corp.
3.03%, 06/17/05 - 06/21/05	267,956	267,558
Yorktown Capital LLC
3.02%, 06/10/05	178,877	178,741

		14,612,031

FLOATING RATE NOTES (3)—6.99%

Allstate Life Global Funding II
3.11%, 03/08/06 (4)	103,885	103,888
American Express Centurion Bank
3.05% - 3.10%, 10/26/05 - 01/24/06	790,430	790,521
Australia & New Zealand Banking Group Ltd.
3.08%, 06/23/06 (4)	146,794	146,794
Bank of Nova Scotia
3.01%, 09/26/05 - 01/03/06	146,794	146,769
Beta Finance Inc.
3.05% - 3.22%, 09/23/05 - 04/25/06 (4)	731,712	731,746
BMW US Capital LLC
3.06%, 04/18/06 (4)	225,837	225,837
Canadian Imperial Bank of Commerce
3.02% - 3.04%, 09/13/05 - 12/14/05	767,846	767,755
CC USA Inc.
3.03% - 3.12%, 07/29/05 - 05/22/06 (4)	429,090	429,069
Commodore CDO Ltd.
3.08%, 12/12/05	56,459	56,459
Credit Suisse First Boston
3.06%, 05/09/06	225,837	225,837
Den Danske Bank NY
3.02%, 08/12/05 - 10/17/05	677,511	677,457
DEPFA Bank PLC
2.99%, 03/15/06	225,837	225,837
Dorada Finance Inc.
3.07% - 3.12%, 07/29/05 - 03/27/06 (4)	490,067	490,091
Fairway Finance LLC
3.04%, 06/20/05	112,919	112,918
Fifth Third Bancorp
3.05%, 04/21/06 (4)	451,674	451,674
Five Finance Inc.
3.08%, 02/27/06 (4)	112,919	112,929
General Electric Capital Corp.
3.19%, 05/09/06	101,627	101,740
General Electric Commercial Equipment Financing LLC
3.05%, 11/20/05	50,027	50,027

Greenwich Capital Holdings Inc.
3.04% - 3.05%, 09/02/05 - 02/10/06	259,713	259,713
Hartford Life Global Funding Trust
3.08%, 04/15/06	225,837	225,837
HBOS Treasury Services PLC
3.05% - 3.08%, 01/10/06 - 04/24/06	677,511	677,511
K2 USA LLC
3.05% - 3.11%, 06/10/05 - 02/15/06 (4)	1,016,267	1,016,287
Leafs LLC
3.09%, 01/20/06 - 02/21/06 (4)	237,129	237,129
Links Finance LLC
3.04% - 3.21%, 11/16/05 - 03/15/06 (4)	880,765	880,909
Lothian Mortgages PLC
3.08%, 01/24/06 (4)	338,756	338,756
Marshall & Ilsley Bank
3.19%, 02/20/06	225,837	226,032
MetLife Global Funding I
3.08%, 05/05/06 (4)	338,756	338,756
National City Bank (Ohio)
3.02% - 3.08%, 06/10/05 - 01/06/06	677,511	677,474
Nationwide Building Society
3.09% - 3.14%, 01/13/06 - 04/28/06 (4)	835,597	835,727
Norddeutsche Landesbank
3.11%, 07/27/05	225,837	225,825
Northern Rock PLC
3.06% - 3.09%, 10/25/05 - 02/03/06 (4)	677,511	677,511
Permanent Financing PLC
3.05% - 3.07%, 06/10/05 - 03/10/06	801,722	801,722
Royal Bank of Scotland
3.01% - 3.02%, 06/20/05 - 04/05/06	611,454	611,271
Sedna Finance Inc.
3.06%, 01/10/06 - 01/17/06 (4)	124,210	124,187
Sigma Finance Inc.
3.04% - 3.22%, 08/17/05 - 03/20/06 (4)	1,289,530	1,289,564
Societe Generale
3.03%, 03/30/06 - 06/13/06	350,048	349,961
SunTrust Bank
3.17%, 04/28/06	338,756	338,756
Tango Finance Corp.
3.05% - 3.06%, 07/25/05 - 05/26/06 (4)	700,095	700,052
UniCredito Italiano SpA
2.94%, 06/14/06	293,588	293,480
Wachovia Asset Securitization Inc.
3.08%, 06/25/05	600,653	600,653
Wells Fargo & Co.
3.06%, 05/15/06 (4)	112,919	112,932
WhistleJacket Capital LLC
2.97% - 3.07%, 06/15/05 - 01/17/06 (4)	790,430	790,389
White Pine Finance LLC
3.04% - 3.09%, 06/15/05 - 01/13/06 (4)	867,214	867,160
Winston Funding Ltd.
3.23%, 07/23/05 (4)	161,249	161,249
World Savings Bank
3.04%, 09/09/05	79,043	79,041

		19,585,232

MONEY MARKET FUNDS—0.39%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	903,348	903,348
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	60,313	60,313
BlackRock Temp Cash Money Market Fund (3)	32,714	32,714

Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	86,548	86,548

		1,082,923

REPURCHASE AGREEMENTS (3)—2.85%

Bank of America N.A. Repurchase Agreements, dated 5/31/05, due 6/1/05, with a total maturity of $5,849,680 and effective yields of 3.07% - 3.08%. (6)	$5,849,181	5,849,181
Goldman Sachs Group Inc. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $312,811 and an effective yield of 3.08%. (6)	312,784	312,784
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $1,806,851 and an effective yield of 3.07%. (6)	1,806,697	1,806,697

		7,968,662

TIME DEPOSITS (3)—1.73%

Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	327,464	327,464
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	316,172	316,172
Credit Suisse First Boston
3.05%, 06/30/05	338,756	338,756
Dexia Credit Local SA
3.00% - 3.01%, 06/20/05 - 06/21/05	214,545	214,546
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	395,215	395,215
HBOS Treasury Services PLC
3.39%, 12/14/05	135,502	135,502
Natexis Banques
2.98%, 08/18/05	225,837	225,837
Norddeutsche Landesbank
2.11%, 06/07/05	225,837	225,836
Societe Generale
3.07% - 3.09%, 06/01/05	179,520	179,520
Svenska Handelsbanken AB
3.00%, 06/20/05	112,919	112,919
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	406,507	406,494
UBS AG
2.67% - 3.40%, 07/01/05 - 12/15/05	293,588	293,587
Washington Mutual Bank
3.05% - 3.15%, 06/22/05 - 07/28/05	564,593	564,593
Wells Fargo Bank N.A.
3.04%, 06/29/05 - 07/01/05	903,348	903,348
Wilmington Trust Co.
3.05%, 06/06/05	214,545	214,545

		4,854,334

U.S. GOVERNMENT AGENCY NOTES (3)—0.12%

Federal National Mortgage Association
2.33%, 07/22/05	338,756	337,640

		337,640

TOTAL SHORT-TERM INVESTMENTS (Cost: $48,440,822)		48,440,822

TOTAL INVESTMENTS IN SECURITIES — 116.96% (Cost: $292,585,551) (7)	327,423,533
Other Assets, Less Liabilities — (16.96%)	(47,479,541)

NET ASSETS — 100.00%	$279,943,992

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.25% and maturity dates ranging from 6/13/05 to 8/1/42.
(7)	The cost of investments for federal income tax purposes was $295,815,131. Net unrealized appreciation aggregated $31,608,402, of which $37,100,893 represented gross unrealized appreciation on securities and $5,492,491 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

May 31, 2005

Security	Shares	Value
COMMON STOCKS—99.14%

BANKS—15.50%

FirstRand Ltd.	2,920,743	$5,920,688
Nedbank Group Ltd.	206,756	2,322,309
Standard Bank Group Ltd.	1,261,811	11,581,325

		19,824,322

BUILDING MATERIALS—0.32%
Pretoria Portland Cement Co. Ltd.	12,765	412,354

		412,354

DIVERSIFIED FINANCIAL SERVICES—2.12%
African Bank Investments Ltd.	467,088	1,142,024
Alexander Forbes Ltd.	356,051	596,188
Investec Ltd.	33,781	976,113

		2,714,325

ELECTRONICS—0.83%
Reunert Ltd.	195,212	1,058,718

		1,058,718

ENGINEERING & CONSTRUCTION—1.09%
Aveng Ltd.	408,850	697,926
Murray & Roberts Holdings Ltd.	346,140	700,128

		1,398,054

FOOD—3.37%
Shoprite Holdings Ltd.	425,389	888,788
SPAR Group Ltd. (The) (1)	181,892	636,090
Tiger Brands Ltd.	174,307	2,790,823

		4,315,701

FOREST PRODUCTS & PAPER—0.84%
Sappi Ltd.	110,630	1,075,399

		1,075,399

HEALTH CARE - PRODUCTS—0.55%
Aspen Pharmacare Holdings Ltd.	190,106	701,436

		701,436

HEALTH CARE - SERVICES—0.87%
Network Healthcare Holdings Ltd. (1)	1,251,821	1,116,687

		1,116,687

HOLDING COMPANIES - DIVERSIFIED—7.83%
Anglovaal Industries Ltd.	363,155	669,968
Barloworld Ltd.	229,326	2,990,396
Bidvest Group Ltd.	270,433	2,769,449
Bidvest Group Ltd. Warrants (Expiring 12/8/06) (1)	17,071	36,173
Imperial Holdings Ltd. (1)	205,609	3,040,643
Tongaat-Hulett Group Ltd.	57,646	503,981

		10,010,610

HOME FURNISHINGS—1.37%
Steinhoff International Holdings Ltd.	874,828	1,750,045

		1,750,045

INSURANCE—11.99%
Liberty Group Ltd.	134,039	1,231,447
New Africa Capital Ltd.	635,623	894,779
Old Mutual PLC	4,032,075	8,621,596
Sanlam Ltd.	2,762,975	4,585,511

		15,333,333

IRON & STEEL—1.24%
Mittal Steel South Africa Ltd.	211,529	1,582,902

		1,582,902

MEDIA—2.99%
Naspers Ltd.	309,394	3,828,169

		3,828,169

MINING—16.05%
Anglo Platinum Ltd.	70,004	3,029,098
AngloGold Ashanti Ltd.	137,714	4,611,690
Gold Fields Ltd.	359,196	3,939,260
Harmony Gold Mining Co. Ltd.	351,833	2,591,109
Impala Platinum Holdings Ltd.	67,414	5,695,002
Kumba Resources Ltd.	66,785	663,050

		20,529,209

OIL & GAS—11.61%
Sasol Ltd.	596,366	14,855,023

		14,855,023

PACKAGING & CONTAINERS—1.53%
Consol Ltd. (1)	333,555	514,036
Nampak Ltd.	648,462	1,441,347

		1,955,383

REAL ESTATE—0.44%
Allan Gray Property Trust	808,210	555,693

		555,693

RETAIL—7.46%
Edgars Consolidated Stores Ltd.	49,691	1,958,629
Ellerine Holdings Ltd.	55,614	412,047
Foschini Ltd.	205,128	1,112,497
JD Group Ltd.	170,459	1,518,306
Massmart Holdings Ltd.	196,507	1,230,262
Pick’n Pay Stores Ltd.	235,505	862,314
Truworths International Ltd.	470,640	1,168,144
Woolworths Holdings Ltd.	828,874	1,278,592

		9,540,791

TELECOMMUNICATIONS—10.53%
MTN Group Ltd.	1,381,210	9,179,413
Telkom South Africa Ltd.	260,332	4,283,896

		13,463,309

TRANSPORTATION—0.61%
Grindrod Ltd.	38,799	275,678
Super Group Ltd.	302,170	505,967

		781,645

TOTAL COMMON STOCKS (Cost: $101,186,162)		126,803,108

Security	Shares	Value
SHORT-TERM INVESTMENTS—0.04%

MONEY MARKET FUNDS—0.04%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (2)	50,826	50,826

		50,826

TOTAL SHORT-TERM INVESTMENTS (Cost: $50,826)		50,826

TOTAL INVESTMENTS IN SECURITIES — 99.18% (Cost: $101,236,988) (3)		126,853,934
Other Assets, Less Liabilities — 0.82%		1,047,667

NET ASSETS — 100.00%		$127,901,601

(1)	Non-income earning security.
(2)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(3)	The cost of investments for federal income tax purposes was $102,142,443. Net unrealized appreciation aggregated $24,711,491, of which $27,548,576 represented gross unrealized appreciation on securities and $2,837,085 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH KOREA INDEX FUND

May 31, 2005

Security	Shares	Value
COMMON STOCKS—98.08%

ADVERTISING—0.42%
Cheil Communications Inc.	13,520	$2,292,434

		2,292,434

AEROSPACE & DEFENSE—0.16%
Hanjin Heavy Industries & Construction Co. Ltd.	70,980	844,581

		844,581

AGRICULTURE—1.76%
KT&G Corp.	267,020	9,558,177

		9,558,177

AIRLINES—0.34%
Korean Air Co. Ltd.	101,400	1,814,844

		1,814,844

AUTO MANUFACTURERS—5.71%
Hyundai Motor Co. Ltd. (1)	432,640	24,323,935
Kia Motors Corp. (1)	459,680	6,586,392

		30,910,327

AUTO PARTS & EQUIPMENT—2.60%
Hankook Tire Co. Ltd.	317,720	3,607,233
Hyundai Mobis Co.	158,866	10,491,300

		14,098,533

BANKS—8.69%
Daegu Bank Co. Ltd.	101,400	794,308
Hana Bank	317,723	8,096,660
Kookmin Bank	787,549	34,594,369
Korea Exchange Bank (2)	324,480	2,757,356
Pusan Bank Co. Ltd.	94,640	807,044

		47,049,737

BEVERAGES—0.40%
Hite Brewery Co. Ltd. (1)	23,660	2,172,450

		2,172,450

CHEMICALS—2.34%
Hanwha Chemical Corp. (1)	114,920	1,242,070
Honam Petrochemical Corp.	40,560	1,598,671
KCC Corp.	16,900	2,924,194
LG Chem Ltd.	128,440	4,680,387
LG Petrochemical Co. Ltd.	77,740	1,896,286
Samsung Fine Chemicals Co. Ltd.	16,900	325,097

		12,666,705

COMMERCIAL SERVICES—0.79%
S1 Corp.	104,780	4,290,941

		4,290,941

COMPUTERS—0.00%
Trigem Computer Inc. (2) (3)	7	—

		—

COSMETICS & PERSONAL CARE—0.65%
Amorepacific Corp. (1)	13,520	3,532,494

		3,532,494

DISTRIBUTION & WHOLESALE—1.16%
Hyosung Corp.	5	55
LG International Corp.	91,260	1,054,218
Samsung Corp.	381,940	5,245,284

		6,299,557

DIVERSIFIED FINANCIAL SERVICES—5.27%
Daewoo Securities Co. Ltd. (1) (2)	212,940	1,425,231
Daishin Securities Co. Ltd. (1)	98,020	1,258,660
Hyundai Securities Co. Ltd. (2)	321,100	2,184,180
Korea Investment Holdings Co. Ltd.	77,745	1,325,944
Samsung Securities Co. (1)	141,960	3,723,195
Shinhan Financial Group Ltd.	628,680	16,083,237
Woori Investment & Securities Co.	273,780	2,570,844

		28,571,291

ELECTRIC—3.60%
Korea Electric Power Corp.	659,100	19,475,637

		19,475,637

ELECTRICAL COMPONENTS & EQUIPMENT—27.20%
LG Electronics Inc. (1)	294,066	21,344,206
LS Cable Ltd.	60,840	1,456,902
Samsung Electronics Co. Ltd.	256,880	124,555,597

		147,356,705

ELECTRONICS—4.60%
Daeduck Electronics Co. Ltd.	466,441	3,704,702
Samsung Electro-Mechanics Co. Ltd. (1)	381,940	9,278,661
Samsung SDI Co. Ltd.	125,060	11,954,174

		24,937,537

ENGINEERING & CONSTRUCTION—1.86%
Daelim Industrial Co. Ltd.	67,600	3,250,967
Daewoo Engineering & Construction Co. Ltd.	314,340	2,206,770
GS Engineering & Construction Corp.	77,740	2,420,462
Hyundai Engineering & Construction Co. Inc. (2)	94,640	2,209,987

		10,088,186

FOOD—1.19%
Cheil Jedang Corp.	47,320	3,378,324
Nong Shim Co. Ltd.	10,142	3,062,210

		6,440,534

HOLDING COMPANIES - DIVERSIFIED—0.00%
GS Holdings Corp.	2	45
LG Corp.	3	78

		123

HOME BUILDERS—0.50%
Hyundai Development Co.	128,440	2,712,714

		2,712,714

HOUSEHOLD PRODUCTS & WARES—0.21%
LG Household & Health Care Ltd.	30,420	1,119,070

		1,119,070

INSURANCE—1.45%
Samsung Fire & Marine Insurance Co. Ltd. (1)	104,780	7,844,214

		7,844,214

INTERNET—1.61%
Daum Communications Corp. (2)	38,536	787,151
NCsoft Corp. (2)	43,944	3,847,551
NHN Corp. (2)	38,196	4,090,400

		8,725,102

IRON & STEEL—6.42%
Dongkuk Steel Mill Co. Ltd.	60,840	1,001,432
POSCO	189,280	33,783,242

		34,784,674

LODGING—0.83%
Kangwon Land Inc.	314,342	4,519,543

		4,519,543

MACHINERY - DIVERSIFIED—0.31%
Doosan Infracore Co. Ltd.	209,560	1,691,441

		1,691,441

MANUFACTURING—0.36%
Cheil Industries Inc.	118,300	1,953,094

		1,953,094

MINING—0.06%
Poongsan Corp.	23,660	297,949

		297,949

OIL & GAS—4.09%
SK Corp.	243,360	12,644,585
S-Oil Corp. (1)	128,440	9,488,131

		22,132,716

PHARMACEUTICALS—0.24%
Dong-A Pharmaceutical Co. Ltd.	9	335
YuHan Corp.	13,528	1,298,473

		1,298,808

RETAIL—2.71%
Hyundai Department Store Co. Ltd. (1)	43,940	2,080,451
Shinsegae Department Store Co. Ltd.	37,180	12,626,822

		14,707,273

SHIPBUILDING—3.61%
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (1)	287,300	5,811,522
Hyundai Heavy Industries Co. Ltd.	138,580	7,351,542
Hyundai Mipo Dockyard Co. Ltd.	33,800	2,141,616
Samsung Heavy Industries Co. Ltd.	503,620	4,234,703

		19,539,383

TELECOMMUNICATIONS—6.32%
KT Corp.	269,340	10,869,745
KT Corp. ADR	202,800	4,230,408
SK Telecom Co. Ltd.	100,380	18,364,016
SK Telecom Co. Ltd. ADR	37,518	784,501

		34,248,670

TRANSPORTATION—0.62%
Hanjin Shipping Co. Ltd.	125,060	3,354,361

		3,354,361

TOTAL COMMON STOCKS (Cost: $364,542,227)		531,329,805

Security	Shares	Value
PREFERRED STOCKS—1.79%

AUTO MANUFACTURERS—0.64%
Hyundai Motor Co. Ltd.	94,640	3,476,859

		3,476,859

ELECTRICAL COMPONENTS & EQUIPMENT—1.15%
LG Electronics Inc.	125,060	5,146,247
Samsung Electronics Co. Ltd.	3,380	1,077,511

		6,223,758

TOTAL PREFERRED STOCKS (Cost: $7,643,726)		9,700,617

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—11.35%

COMMERCIAL PAPER (4)—3.36%

Alpine Securitization Corp.
3.03%, 06/10/05	$281,542	281,329
Amstel Funding Corp.
2.95%, 08/19/05	117,026	116,268
Amsterdam Funding Corp.
3.02% - 3.03%, 06/06/05 - 06/21/05	1,026,699	1,025,789
ANZ National Bank Ltd.
2.94%, 08/15/05	140,771	139,910
Barton Capital Corp.
3.02%, 06/13/05	310,980	310,666
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05 - 06/03/05	816,471	816,369
Cancara Asset Securitisation LLC
3.03%, 06/13/05	167,301	167,132
Cantabric Finance LLC
3.03% - 3.12%, 06/28/05 - 07/25/05	630,654	628,584
Charta LLC
2.99%, 06/16/05 - 06/21/05	591,238	590,374
Chesham Finance LLC
3.01% - 3.04%, 06/10/05 - 06/21/05	106,986	106,866
Corporate Asset Funding
2.99%, 06/16/05	323,773	323,371
CRC Funding LLC
2.99% - 3.03%, 06/10/05 - 06/29/05	351,927	351,421
Edison Asset Securitization
3.03% - 3.12%, 06/30/05 - 09/06/05	774,240	771,090
Fairway Finance LLC
3.15%, 09/15/05	250,446	248,123

Falcon Asset Securitization Corp.
3.02% - 3.03%, 06/01/05 - 06/10/05	1,533,536	1,532,735
Ford Credit Floorplan Motown
3.05% - 3.07%, 06/10/05 - 06/28/05	301,250	300,726
Gemini Securitization Corp.
3.02%, 06/27/05	28,154	28,093
General Electric Capital Corp.
2.74%, 07/07/05	140,771	140,385
General Electric Co.
3.03%, 06/30/05	422,313	421,282
Georgetown Funding Co. LLC
3.05%, 06/16/05	56,308	56,237
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05	937,534	931,206
Jupiter Securitization Corp.
3.02% - 3.03%, 06/03/05 - 06/13/05	1,056,514	1,055,897
Kitty Hawk Funding Corp.
3.02%, 06/10/05	189,404	189,261
Landale LLC
3.04%, 06/15/05	281,542	281,209
Mortgage Interest Networking Trust
3.03% - 3.05%, 06/06/05 - 06/16/05	115,432	115,325
New Center Asset Trust
3.03%, 06/21/05	70,385	70,267
Nordea North America Inc.
2.74%, 07/11/05	140,771	140,342
Park Granada LLC
3.06%, 06/21/05	250,572	250,146
Park Sienna LLC
3.08%, 06/02/05	70,385	70,379
Polonius Inc.
3.04%, 06/10/05	132,888	132,787
Preferred Receivables Funding Corp.
3.02% - 3.03%, 06/02/05 - 06/14/05	1,859,710	1,858,491
Ranger Funding Co. LLC
3.02% - 3.07%, 06/08/05 - 07/06/05	1,576,617	1,573,788
Santander Central Hispano
2.75%, 07/08/05	351,927	350,934
Scaldis Capital LLC
2.75%, 07/08/05	70,464	70,265
Solitaire Funding Ltd.
3.03%, 06/02/05	315,045	315,019
Sydney Capital Corp.
3.03% - 3.21%, 06/10/05 - 08/17/05	748,789	744,581
Thames Asset Global Securitization No. 1 Inc.
3.03%, 06/07/05	70,385	70,350
Three Pillars Funding Co.
3.03%, 06/07/05	168,925	168,840
Thunder Bay Funding LLC
3.02%, 06/01/05	84,651	84,651
Tulip Funding Corp.
3.02% - 3.06%, 06/01/05 - 07/01/05	408,236	408,094
UBS Finance (Delaware)
3.03%, 07/01/05	422,313	421,246
Windmill Funding Corp.
3.03%, 06/17/05 - 06/21/05	334,049	333,554
Yorktown Capital LLC
3.02%, 06/10/05	222,998	222,830

		18,216,212

FLOATING RATE NOTES (4)—4.50%

Allstate Life Global Funding II
3.11%, 03/08/06 (5)	129,509	129,513
American Express Centurion Bank
3.05% - 3.10%, 10/26/05 - 01/24/06	985,396	985,510
Australia & New Zealand Banking Group Ltd.
3.08%, 06/23/06 (5)	183,002	183,002
Bank of Nova Scotia
3.01%, 09/26/05 - 01/03/06	183,002	182,971
Beta Finance Inc.
3.05% - 3.22%, 09/23/05 - 04/25/06 (5)	912,196	912,237
BMW US Capital LLC
3.06%, 04/18/06 (5)	281,542	281,542
Canadian Imperial Bank of Commerce
3.02% - 3.04%, 09/13/05 - 12/14/05	957,242	957,127
CC USA Inc.
3.03% - 3.12%, 07/29/05 - 05/22/06 (5)	534,929	534,902
Commodore CDO Ltd.
3.08%, 12/12/05	70,385	70,385
Credit Suisse First Boston
3.06%, 05/09/06	281,542	281,542
Den Danske Bank NY
3.02%, 08/12/05 - 10/17/05	844,625	844,557
DEPFA Bank PLC
2.99%, 03/15/06	281,542	281,542
Dorada Finance Inc.
3.07% - 3.12%, 07/29/05 - 03/27/06 (5)	610,946	610,977
Fairway Finance LLC
3.04%, 06/20/05	140,771	140,770
Fifth Third Bancorp
3.05%, 04/21/06 (5)	563,084	563,084
Five Finance Inc.
3.08%, 02/27/06 (5)	140,771	140,785
General Electric Capital Corp.
3.19%, 05/09/06	126,694	126,835
General Electric Commercial Equipment Financing LLC
3.05%, 11/20/05	62,367	62,367
Greenwich Capital Holdings Inc.
3.04% - 3.05%, 09/02/05 - 02/10/06	323,773	323,773
Hartford Life Global Funding Trust
3.08%, 04/15/06	281,542	281,542
HBOS Treasury Services PLC
3.05% - 3.08%, 01/10/06 - 04/24/06	844,625	844,626
K2 USA LLC
3.05% - 3.11%, 06/10/05 - 02/15/06 (5)	1,266,938	1,266,966
Leafs LLC
3.09%, 01/20/06 - 02/21/06 (5)	295,619	295,619
Links Finance LLC
3.04% - 3.21%, 11/16/05 - 03/15/06 (5)	1,098,013	1,098,193
Lothian Mortgages PLC
3.08%, 01/24/06 (5)	422,313	422,313
Marshall & Ilsley Bank
3.19%, 02/20/06	281,542	281,785
MetLife Global Funding I
3.08%, 05/05/06 (5)	422,313	422,313
National City Bank (Ohio)
3.02% - 3.08%, 06/10/05 - 01/06/06	844,625	844,580
Nationwide Building Society
3.09% - 3.14%, 01/13/06 - 04/28/06 (5)	1,041,705	1,041,867
Norddeutsche Landesbank
3.11%, 07/27/05	281,542	281,527
Northern Rock PLC
3.06% - 3.09%, 10/25/05 - 02/03/06 (5)	844,625	844,626

Permanent Financing PLC
3.05% - 3.07%, 06/10/05 - 03/10/06	999,473	999,473
Royal Bank of Scotland
3.01% - 3.02%, 06/20/05 - 04/05/06	762,274	762,046
Sedna Finance Inc.
3.06%, 01/10/06 - 01/17/06 (5)	154,848	154,820
Sigma Finance Inc.
3.04% - 3.22%, 08/17/05 - 03/20/06 (5)	1,607,604	1,607,646
Societe Generale
3.03%, 03/30/06 - 06/13/06	436,390	436,282
SunTrust Bank
3.17%, 04/28/06	422,313	422,313
Tango Finance Corp.
3.05% - 3.06%, 07/25/05 - 05/26/06 (5)	872,780	872,725
UniCredito Italiano SpA
2.94%, 06/14/06	366,004	365,870
Wachovia Asset Securitization Inc.
3.08%, 06/25/05	748,810	748,810
Wells Fargo & Co.
3.06%, 05/15/06 (5)	140,771	140,787
WhistleJacket Capital LLC
2.97% - 3.07%, 06/15/05 - 01/17/06 (5)	985,396	985,345
White Pine Finance LLC
3.04% - 3.09%, 06/15/05 - 01/13/06 (5)	1,081,121	1,081,053
Winston Funding Ltd.
3.23%, 07/23/05 (5)	201,021	201,021
World Savings Bank
3.04%, 09/09/05	98,540	98,537

		24,416,106

MONEY MARKET FUNDS—0.46%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (4) (6)	1,126,167	1,126,167
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (6)	1,209,091	1,209,091
BlackRock Temp Cash Money Market Fund (4)	40,783	40,783
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (4)	107,896	107,896

		2,483,937

REPURCHASE AGREEMENTS (4)—1.83%

Bank of America N.A. Repurchase Agreements, dated 5/31/05, due 6/1/05, with a total maturity value of $7,292,555 and effective yields of 3.07% - 3.08%. (7)	$7,291,933	7,291,933
Goldman Sachs Group Inc. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $389,968 and an effective yield of 3.08%. (7)	389,935	389,935
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $2,252,527 and an effective yield of 3.07%. (7)	2,252,335	2,252,335

		9,934,203

TIME DEPOSITS (4)—1.12%

Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	408,236	408,236
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	394,159	394,159
Credit Suisse First Boston
3.05%, 06/30/05	422,313	422,313

Dexia Credit Local SA
3.00% - 3.01%, 06/20/05 - 06/21/05	267,465	267,466
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	492,698	492,698
HBOS Treasury Services PLC
3.39%, 12/14/05	168,925	168,925
Natexis Banques
2.98%, 08/18/05	281,542	281,542
Norddeutsche Landesbank
2.11%, 06/07/05	281,542	281,541
Societe Generale
3.07% - 3.09%, 06/01/05	223,800	223,801
Svenska Handelsbanken AB
3.00%, 06/20/05	140,771	140,771
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	506,775	506,760
UBS AG
2.67% - 3.40%, 07/01/05 - 12/15/05	366,004	366,003
Washington Mutual Bank
3.05% - 3.15%, 06/22/05 - 07/28/05	703,855	703,855
Wells Fargo Bank N.A.
3.04%, 06/29/05 - 07/01/05	1,126,167	1,126,167
Wilmington Trust Co.
3.05%, 06/06/05	267,465	267,465

		6,051,702

U.S. GOVERNMENT AGENCY NOTES (4)—0.08%

Federal National Mortgage Association
2.33%, 07/22/05	422,313	420,922

		420,922

TOTAL SHORT-TERM INVESTMENTS (Cost: $61,523,082)		61,523,082

TOTAL INVESTMENTS IN SECURITIES — 111.22% (Cost: $433,709,035) (8)		602,553,504
Other Assets, Less Liabilities — (11.22%)		(60,807,756)

NET ASSETS — 100.00%		$541,745,748

ADR -	American Depositary Receipts
(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(5)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.25% and maturity dates ranging from 6/13/05 to 8/1/42.
(8)	The cost of investments for federal income tax purposes was $444,770,130. Net unrealized appreciation aggregated $157,783,374, of which $159,066,604 represented gross unrealized appreciation on securities and $1,283,230 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SPAIN INDEX FUND

May 31, 2005

Security	Shares	Value
COMMON STOCKS—99.86%

ADVERTISING—0.53%
Telefonica Publicidad e Informacion SA (1)	39,825	$337,333

		337,333

AGRICULTURE—3.67%
Altadis SA	56,225	2,313,202

		2,313,202

AIRLINES—0.45%
Iberia Lineas Aereas de Espana SA (1)	89,575	284,249

		284,249

BANKS—33.76%
Banco Bilbao Vizcaya Argentaria SA	470,875	7,407,200
Banco Popular Espanol SA (1)	46,850	2,799,266
Banco Santander Central Hispano SA	910,100	10,417,125
Bankinter SA (1)	13,325	677,865

		21,301,456

BIOTECHNOLOGY—0.45%
Zeltia SA (1)	35,175	284,482

		284,482

BUILDING MATERIALS—0.12%
Uralita SA (1) (2)	15,750	78,762

		78,762

COMMERCIAL SERVICES—2.45%
Abertis Infraestructuras SA (1)	56,300	1,261,028
Cintra Concesiones de Infraestructuras de Transporte SA (2)	25,925	283,617

		1,544,645

COMPUTERS—0.82%
Indra Sistemas SA (1)	28,275	518,451

		518,451

ELECTRIC—11.92%
Endesa SA (1)	139,375	3,040,888
Iberdrola SA	118,125	3,026,488
Union Fenosa SA (1)	48,250	1,457,246

		7,524,622

ENERGY - ALTERNATE SOURCES—0.45%
Gamesa Corporacion Tecnologica SA (1)	20,700	281,153

		281,153

ENGINEERING & CONSTRUCTION—5.65%
Acciona SA (1)	5,850	538,135
Actividades de Construcciones y Servicios SA (1)	60,700	1,618,905
Fomento de Construcciones y Contratas SA (1)	13,425	742,296

Grupo Ferrovial SA (1)	10,800	667,432

		3,566,768

FOOD—1.05%
Ebro Puleva SA	26,082	470,833
Viscofan SA	19,375	188,755

		659,588

FOREST PRODUCTS & PAPER—0.39%
Grupo Empresarial ENCE SA (1)	8,925	244,317

		244,317

GAS—2.15%
Gas Natural SDG SA (1)	48,200	1,355,751

		1,355,751

INSURANCE—1.06%
Corporacion Mapfre SA (1)	45,725	668,474

		668,474

IRON & STEEL—1.12%
Acerinox SA	48,700	705,352

		705,352

LODGING—0.52%
NH Hoteles SA (1) (2)	25,575	325,893

		325,893

MEDIA—1.52%
Antena 3 de Television SA (1)	11,600	232,750
Promotora de Informaciones SA (1)	25,425	500,099
Sogecable SA (1) (2)	5,825	213,471
Sogecable SA New Shares (2) (3)	349	12,790

		959,110

OIL & GAS—4.88%
Repsol YPF SA (1)	122,775	3,078,923

		3,078,923

PHARMACEUTICALS—0.78%
FAES FARMA SA (1)	26,275	493,459

		493,459

REAL ESTATE—2.03%
Inmobiliaria Colonial	5,500	285,703
Metrovacesa SA (1)	6,550	398,558
Metrovacesa SA New Shares (3)	327	19,683
Sacyr Vallehermoso SA (1)	28,502	576,811

		1,280,755

RETAIL—2.22%
Industria de Diseno Textil SA (1)	49,325	1,403,229

		1,403,229

TELECOMMUNICATIONS—20.14%
Telefonica SA (1)	756,400	12,711,262

		12,711,262

TRANSPORTATION—0.85%
Amadeus Global Travel Distribution SA Class A	59,450	537,331

		537,331

WATER—0.88%
Sociedad General de Aguas de Barcelona SA (1) (2)	301	6,069
Sociedad General de Aguas de Barcelona SA Class B (1)	27,249	550,780

		556,849

TOTAL COMMON STOCKS (Cost: $52,181,350)		63,015,416

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—39.26%

COMMERCIAL PAPER (4)—11.84%

Alpine Securitization Corp.
3.03%, 06/10/05	$115,427	115,339
Amstel Funding Corp.
2.95%, 08/19/05	47,978	47,668
Amsterdam Funding Corp.
3.02% - 3.03%, 06/06/05 - 06/21/05	420,927	420,558
ANZ National Bank Ltd.
2.94%, 08/15/05	57,713	57,360
Barton Capital Corp.
3.02%, 06/13/05	127,496	127,367
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05 - 06/03/05	334,738	334,696
Cancara Asset Securitisation LLC
3.03%, 06/13/05	68,590	68,521
Cantabric Finance LLC
3.03% - 3.12%, 06/28/05 - 07/25/05	258,556	257,708
Charta LLC
2.99%, 06/16/05 - 06/21/05	242,396	242,041
Chesham Finance LLC
3.01% - 3.04%, 06/10/05 - 06/21/05	43,862	43,813
Corporate Asset Funding
2.99%, 06/16/05	132,741	132,575
CRC Funding LLC
2.99% - 3.03%, 06/10/05 - 06/29/05	144,283	144,075
Edison Asset Securitization
3.03% - 3.12%, 06/30/05 - 09/06/05	317,424	316,132
Fairway Finance LLC
3.15%, 09/15/05	102,678	101,726
Falcon Asset Securitization Corp.
3.02% - 3.03%, 06/01/05 - 06/10/05	628,720	628,392
Ford Credit Floorplan Motown
3.05% - 3.07%, 06/10/05 - 06/28/05	123,507	123,293
Gemini Securitization Corp.
3.02%, 06/27/05	11,543	11,517
General Electric Capital Corp.
2.74%, 07/07/05	57,713	57,555
General Electric Co.
3.03%, 06/30/05	173,140	172,717
Georgetown Funding Co. LLC
3.05%, 06/16/05	23,085	23,056
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05	384,371	381,777
Jupiter Securitization Corp.
3.02% - 3.03%, 06/03/05 - 06/13/05	433,150	432,898
Kitty Hawk Funding Corp.
3.02%, 06/10/05	77,652	77,594

Landale LLC
3.04%, 06/15/05	115,427	115,290
Mortgage Interest Networking Trust
3.03% - 3.05%, 06/06/05 - 06/16/05	47,325	47,280
New Center Asset Trust
3.03%, 06/21/05	28,857	28,808
Nordea North America Inc.
2.74%, 07/11/05	57,713	57,538
Park Granada LLC
3.06%, 06/21/05	102,730	102,555
Park Sienna LLC
3.08%, 06/02/05	28,857	28,854
Polonius Inc.
3.04%, 06/10/05	54,481	54,440
Preferred Receivables Funding Corp.
3.02% - 3.03%, 06/02/05 - 06/14/05	762,446	761,946
Ranger Funding Co. LLC
3.02% - 3.07%, 06/08/05 - 07/06/05	646,383	645,222
Santander Central Hispano
2.75%, 07/08/05	144,283	143,876
Scaldis Capital LLC
2.75%, 07/08/05	28,889	28,807
Solitaire Funding Ltd.
3.03%, 06/02/05	129,163	129,152
Sydney Capital Corp.
3.03% - 3.21%, 06/10/05 - 08/17/05	306,989	305,264
Thames Asset Global Securitization No. 1 Inc.
3.03%, 06/07/05	28,857	28,842
Three Pillars Funding Co.
3.03%, 06/07/05	69,256	69,221
Thunder Bay Funding LLC
3.02%, 06/01/05	34,705	34,705
Tulip Funding Corp.
3.02% - 3.06%, 06/01/05 - 07/01/05	167,369	167,310
UBS Finance (Delaware)
3.03%, 07/01/05	173,140	172,703
Windmill Funding Corp.
3.03%, 06/17/05 - 06/21/05	136,954	136,751
Yorktown Capital LLC
3.02%, 06/10/05	91,425	91,356

		7,468,298

FLOATING RATE NOTES (4)—15.86%

Allstate Life Global Funding II
3.11%, 03/08/06 (5)	53,096	53,098
American Express Centurion Bank
3.05% - 3.10%, 10/26/05 - 01/24/06	403,994	404,040
Australia & New Zealand Banking Group Ltd.
3.08%, 06/23/06 (5)	75,027	75,027
Bank of Nova Scotia
3.01%, 09/26/05 - 01/03/06	75,027	75,015
Beta Finance Inc.
3.05% - 3.22%, 09/23/05 - 04/25/06 (5)	373,983	373,999
BMW US Capital LLC
3.06%, 04/18/06 (5)	115,427	115,427
Canadian Imperial Bank of Commerce
3.02% - 3.04%, 09/13/05 - 12/14/05	392,451	392,404
CC USA Inc.
3.03% - 3.12%, 07/29/05 - 05/22/06 (5)	219,311	219,300
Commodore CDO Ltd.
3.08%, 12/12/05	28,857	28,857
Credit Suisse First Boston
3.06%, 05/09/06	115,427	115,427

Den Danske Bank NY
3.02%, 08/12/05 - 10/17/05	346,280	346,253
DEPFA Bank PLC
2.99%, 03/15/06	115,427	115,427
Dorada Finance Inc.
3.07% - 3.12%, 07/29/05 - 03/27/06 (5)	250,476	250,489
Fairway Finance LLC
3.04%, 06/20/05	57,713	57,713
Fifth Third Bancorp
3.05%, 04/21/06 (5)	230,853	230,853
Five Finance Inc.
3.08%, 02/27/06 (5)	57,713	57,719
General Electric Capital Corp.
3.19%, 05/09/06	51,942	52,000
General Electric Commercial Equipment Financing LLC
3.05%, 11/20/05	25,569	25,569
Greenwich Capital Holdings Inc.
3.04% - 3.05%, 09/02/05 - 02/10/06	132,741	132,740
Hartford Life Global Funding Trust
3.08%, 04/15/06	115,427	115,427
HBOS Treasury Services PLC
3.05% - 3.08%, 01/10/06 - 04/24/06	346,280	346,281
K2 USA LLC
3.05% - 3.11%, 06/10/05 - 02/15/06 (5)	519,420	519,431
Leafs LLC
3.09%, 01/20/06 - 02/21/06 (5)	121,198	121,198
Links Finance LLC
3.04% - 3.21%, 11/16/05 - 03/15/06 (5)	450,164	450,238
Lothian Mortgages PLC
3.08%, 01/24/06 (5)	173,140	173,140
Marshall & Ilsley Bank
3.19%, 02/20/06	115,427	115,527
MetLife Global Funding I
3.08%, 05/05/06 (5)	173,140	173,140
National City Bank (Ohio)
3.02% - 3.08%, 06/10/05 - 01/06/06	346,280	346,262
Nationwide Building Society
3.09% - 3.14%, 01/13/06 - 04/28/06 (5)	427,079	427,145
Norddeutsche Landesbank
3.11%, 07/27/05	115,427	115,420
Northern Rock PLC
3.06% - 3.09%, 10/25/05 - 02/03/06 (5)	346,280	346,280
Permanent Financing PLC
3.05% - 3.07%, 06/10/05 - 03/10/06	409,765	409,764
Royal Bank of Scotland
3.01% - 3.02%, 06/20/05 - 04/05/06	312,518	312,424
Sedna Finance Inc.
3.06%, 01/10/06 - 01/17/06 (5)	63,485	63,473
Sigma Finance Inc.
3.04% - 3.22%, 08/17/05 - 03/20/06 (5)	659,087	659,104
Societe Generale
3.03%, 03/30/06 - 06/13/06	178,911	178,867
SunTrust Bank
3.17%, 04/28/06	173,140	173,140
Tango Finance Corp.
3.05% - 3.06%, 07/25/05 - 05/26/06 (5)	357,823	357,800
UniCredito Italiano SpA
2.94%, 06/14/06	150,055	150,000
Wachovia Asset Securitization Inc.
3.08%, 06/25/05	306,998	306,998
Wells Fargo & Co.
3.06%, 05/15/06 (5)	57,713	57,720

WhistleJacket Capital LLC
2.97% - 3.07%, 06/15/05 - 01/17/06 (5)	403,994	403,972
White Pine Finance LLC
3.04% - 3.09%, 06/15/05 - 01/13/06 (5)	443,239	443,211
Winston Funding Ltd.
3.23%, 07/23/05 (5)	82,415	82,415
World Savings Bank
3.04%, 09/09/05	40,399	40,398

		10,010,132

MONEY MARKET FUNDS—0.90%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (4) (6)	461,707	461,707
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (6)	45,158	45,158
BlackRock Temp Cash Money Market Fund (4)	16,720	16,720
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (4)	44,235	44,235

		567,820

REPURCHASE AGREEMENTS (4)—6.46%

Bank of America N.A. Repurchase Agreements, dated 5/31/05, due 6/1/05, with a total maturity value of $2,989,807 and effective yields of 3.07% - 3.08%. (7)	$2,989,552	2,989,552
Goldman Sachs Group Inc. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $159,880 and an effective yield of 3.08%. (7)	159,866	159,866
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $923,493 and an effective yield of 3.07%. (7)	923,414	923,414

		4,072,832

TIME DEPOSITS (4)—3.93%

Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	167,369	167,369
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	161,597	161,598
Credit Suisse First Boston
3.05%, 06/30/05	173,140	173,140
Dexia Credit Local SA
3.00% - 3.01%, 06/20/05 - 06/21/05	109,655	109,656
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	201,997	201,997
HBOS Treasury Services PLC
3.39%, 12/14/05	69,256	69,256
Natexis Banques
2.98%, 08/18/05	115,427	115,427
Norddeutsche Landesbank
2.11%, 06/07/05	115,427	115,426
Societe Generale
3.07% - 3.09%, 06/01/05	91,754	91,754
Svenska Handelsbanken AB
3.00%, 06/20/05	57,713	57,713
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	207,768	207,762
UBS AG
2.67% - 3.40%, 07/01/05 - 12/15/05	150,055	150,055

Washington Mutual Bank
3.05% - 3.15%, 06/22/05 - 07/28/05	288,567	288,567
Wells Fargo Bank N.A.
3.04%, 06/29/05 - 07/01/05	461,707	461,707
Wilmington Trust Co.
3.05%, 06/06/05	109,655	109,655

		2,481,082

U.S. GOVERNMENT AGENCY NOTES (4)—0.27%

Federal National Mortgage Association
2.33%, 07/22/05	173,140	172,570

		172,570

TOTAL SHORT-TERM INVESTMENTS (Cost: $24,772,734)		24,772,734

TOTAL INVESTMENTS IN SECURITIES — 139.12% (Cost: $76,954,084) (8)		87,788,150
Other Assets, Less Liabilities — (39.12%)		(24,685,693)

NET ASSETS — 100.00%		$63,102,457

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(5)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(6)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.25% and maturity dates ranging from 6/13/05 to 8/1/42.
(8)	The cost of investments for federal income tax purposes was $77,166,720. Net unrealized appreciation aggregated $10,621,430, of which $10,691,553 represented gross unrealized appreciation on securities and $70,123 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SWEDEN INDEX FUND

May 31, 2005

Security	Shares	Value
COMMON STOCKS—99.83%

AGRICULTURE—1.75%
Swedish Match AB (1)	93,800	$1,079,937

		1,079,937

AIRLINES—0.32%
SAS AB (1) (2)	21,840	197,619

		197,619

AUTO MANUFACTURERS—7.65%
Scania AB Class B (1)	27,440	1,006,133
Volvo AB Class A (1)	27,400	1,084,225
Volvo AB Class B (1)	64,080	2,622,204

		4,712,562

BANKS—17.71%
Nordea AB (1)	606,800	5,572,574
Skandinaviska Enskilda Banken AB Class A (1)	137,720	2,380,720
Svenska Handelsbanken AB Class A (1)	135,880	2,954,491

		10,907,785

COMMERCIAL SERVICES—2.31%
Securitas AB Class B (1)	84,840	1,420,770

		1,420,770

COMPUTERS—0.38%
WM-Data AB Class B (1)	89,600	234,753

		234,753

COSMETICS & PERSONAL CARE—0.29%
Oriflame Cosmetics SA SDR	8,840	180,870

		180,870

DIVERSIFIED FINANCIAL SERVICES—0.67%
D Carnegie AB (1)	13,080	135,136
OM AB (1) (2)	23,120	280,236

		415,372

ENGINEERING & CONSTRUCTION—2.17%
Skanska AB Class B (1)	105,920	1,333,915

		1,333,915

FOOD—0.34%
Axfood AB (1)	8,440	210,870

		210,870

FOREST PRODUCTS & PAPER—4.04%
Billerud AB (1)	15,600	188,560
Holmen AB Class B (1)	15,000	405,156
Svenska Cellulosa AB Class B (1)	55,520	1,897,017

		2,490,733

HAND & MACHINE TOOLS—3.75%
Sandvik AB (1)	58,200	2,306,919

		2,306,919

HEALTH CARE - PRODUCTS—3.40%
Elekta AB Class B (2)	8,280	314,223
Gambro AB Class A (1)	51,360	683,223
Gambro AB Class B (1)	28,160	376,504
Getinge AB Class B (1)	49,520	722,280

		2,096,230

HEALTH CARE - SERVICES—0.56%
Capio AB (2)	21,720	343,200

		343,200

HOME FURNISHINGS—2.90%
Electrolux AB Series B (1)	81,520	1,789,035

		1,789,035

INSURANCE—2.64%
Skandia Forsakrings AB (1)	294,160	1,628,804

		1,628,804

IRON & STEEL—0.88%
Svenskt Stal AB Class A (1)	15,120	369,600
Svenskt Stal AB Class B (1)	7,400	174,892

		544,492

MACHINERY—3.79%
Atlas Copco AB Class A (1)	96,560	1,480,112
Atlas Copco AB Class B (1)	60,440	852,986

		2,333,098

MANUFACTURING—1.20%
Alfa Laval AB (1)	26,160	395,692
Trelleborg AB Class B (1)	21,960	342,543

		738,235

MEDIA—1.57%
Eniro AB (1)	45,480	520,549
Modern Times Group AB Class B (2)	14,480	447,822

		968,371

METAL FABRICATE & HARDWARE—3.96%
Assa Abloy AB Class B (1)	85,480	1,128,451
Hoganas AB Class B (1)	7,520	199,056
SKF AB (1)	107,480	1,110,428

		2,437,935

OIL & GAS—0.56%
Lundin Petroleum AB (2)	47,240	342,918

		342,918

REAL ESTATE—1.70%
Castellum AB (1)	11,720	454,267
Fabege AB (1)	23,480	475,653
Wihlborgs Fastigheter AB (1) (2)	4,927	116,445

		1,046,365

RETAIL—7.75%
Hennes & Mauritz AB Class B (1)	134,360	4,772,293

		4,772,293

SOFTWARE—0.24%
Telelogic AB (2)	66,120	150,018

		150,018

TELECOMMUNICATIONS—27.30%
Tele2 AB Class B (1)	89,520	861,403
Telefonaktiebolaget LM Ericsson Class B (1)	4,211,080	13,307,935
TeliaSonera AB (1)	534,800	2,650,689

		16,820,027

TOTAL COMMON STOCKS (Cost: $50,862,859)		61,503,126

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—38.64%

COMMERCIAL PAPER (3)—11.66%

Alpine Securitization Corp.
3.03%, 06/10/05	$111,007	110,923
Amstel Funding Corp.
2.95%, 08/19/05	46,141	45,842
Amsterdam Funding Corp.
3.02% - 3.03%, 06/06/05 - 06/21/05	404,808	404,453
ANZ National Bank Ltd.
2.94%, 08/15/05	55,503	55,164
Barton Capital Corp.
3.02%, 06/13/05	122,614	122,490
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05 - 06/03/05	321,920	321,879
Cancara Asset Securitisation LLC
3.03%, 06/13/05	65,964	65,897
Cantabric Finance LLC
3.03% - 3.12%, 06/28/05 - 07/25/05	248,655	247,838
Charta LLC
2.99%, 06/16/05 - 06/21/05	233,114	232,774
Chesham Finance LLC
3.01% - 3.04%, 06/10/05 - 06/21/05	42,183	42,135
Corporate Asset Funding
2.99%, 06/16/05	127,658	127,499
CRC Funding LLC
2.99% - 3.03%, 06/10/05 - 06/29/05	138,758	138,559
Edison Asset Securitization
3.03% - 3.12%, 06/30/05 - 09/06/05	305,269	304,027
Fairway Finance LLC
3.15%, 09/15/05	98,746	97,830
Falcon Asset Securitization Corp.
3.02% - 3.03%, 06/01/05 - 06/10/05	604,645	604,330
Ford Credit Floorplan Motown
3.05% - 3.07%, 06/10/05 - 06/28/05	118,777	118,571
Gemini Securitization Corp.
3.02%, 06/27/05	11,101	11,076
General Electric Capital Corp.
2.74%, 07/07/05	55,503	55,351
General Electric Co.
3.03%, 06/30/05	166,510	166,104
Georgetown Funding Co. LLC
3.05%, 06/16/05	22,201	22,173

Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05	369,652	367,157
Jupiter Securitization Corp.
3.02% - 3.03%, 06/03/05 - 06/13/05	416,564	416,321
Kitty Hawk Funding Corp.
3.02%, 06/10/05	74,679	74,622
Landale LLC
3.04%, 06/15/05	111,007	110,876
Mortgage Interest Networking Trust
3.03% - 3.05%, 06/06/05 - 06/16/05	45,513	45,471
New Center Asset Trust
3.03%, 06/21/05	27,752	27,705
Nordea North America Inc.
2.74%, 07/11/05	55,503	55,334
Park Granada LLC
3.06%, 06/21/05	98,796	98,628
Park Sienna LLC
3.08%, 06/02/05	27,752	27,749
Polonius Inc.
3.04%, 06/10/05	52,395	52,355
Preferred Receivables Funding Corp.
3.02% - 3.03%, 06/02/05 - 06/14/05	733,250	732,768
Ranger Funding Co. LLC
3.02% - 3.07%, 06/08/05 - 07/06/05	621,631	620,516
Santander Central Hispano
2.75%, 07/08/05	138,758	138,367
Scaldis Capital LLC
2.75%, 07/08/05	27,783	27,704
Solitaire Funding Ltd.
3.03%, 06/02/05	124,217	124,206
Sydney Capital Corp.
3.03% - 3.21%, 06/10/05 - 08/17/05	295,234	293,575
Thames Asset Global Securitization No. 1 Inc.
3.03%, 06/07/05	27,752	27,738
Three Pillars Funding Co.
3.03%, 06/07/05	66,604	66,570
Thunder Bay Funding LLC
3.02%, 06/01/05	33,376	33,376
Tulip Funding Corp.
3.02% - 3.06%, 06/01/05 - 07/01/05	160,960	160,903
UBS Finance (Delaware)
3.03%, 07/01/05	166,510	166,090
Windmill Funding Corp.
3.03%, 06/17/05 - 06/21/05	131,710	131,514
Yorktown Capital LLC
3.02%, 06/10/05	87,924	87,858

		7,182,318

FLOATING RATE NOTES (3)—15.63%

Allstate Life Global Funding II
3.11%, 03/08/06 (4)	51,063	51,064
American Express Centurion Bank
3.05% - 3.10%, 10/26/05 - 01/24/06	388,524	388,568
Australia & New Zealand Banking Group Ltd.
3.08%, 06/23/06 (4)	72,154	72,154
Bank of Nova Scotia
3.01%, 09/26/05 - 01/03/06	72,154	72,143
Beta Finance Inc.
3.05% - 3.22%, 09/23/05 - 04/25/06 (4)	359,662	359,678
BMW US Capital LLC
3.06%, 04/18/06 (4)	111,007	111,007
Canadian Imperial Bank of Commerce
3.02% - 3.04%, 09/13/05 - 12/14/05	377,423	377,379

CC USA Inc.
3.03% - 3.12%, 07/29/05 - 05/22/06 (4)	210,913	210,902
Commodore CDO Ltd.
3.08%, 12/12/05	27,752	27,752
Credit Suisse First Boston
3.06%, 05/09/06	111,007	111,007
Den Danske Bank NY
3.02%, 08/12/05 - 10/17/05	333,020	332,993
DEPFA Bank PLC
2.99%, 03/15/06	111,007	111,007
Dorada Finance Inc.
3.07% - 3.12%, 07/29/05 - 03/27/06 (4)	240,885	240,896
Fairway Finance LLC
3.04%, 06/20/05	55,503	55,503
Fifth Third Bancorp
3.05%, 04/21/06 (4)	222,014	222,014
Five Finance Inc.
3.08%, 02/27/06 (4)	55,503	55,509
General Electric Capital Corp.
3.19%, 05/09/06	49,953	50,009
General Electric Commercial Equipment Financing LLC
3.05%, 11/20/05	24,590	24,590
Greenwich Capital Holdings Inc.
3.04% - 3.05%, 09/02/05 - 02/10/06	127,658	127,657
Hartford Life Global Funding Trust
3.08%, 04/15/06	111,007	111,007
HBOS Treasury Services PLC
3.05% - 3.08%, 01/10/06 - 04/24/06	333,020	333,021
K2 USA LLC
3.05% - 3.11%, 06/10/05 - 02/15/06 (4)	499,530	499,541
Leafs LLC
3.09%, 01/20/06 - 02/21/06 (4)	116,557	116,557
Links Finance LLC
3.04% - 3.21%, 11/16/05 - 03/15/06 (4)	432,926	432,997
Lothian Mortgages PLC
3.08%, 01/24/06 (4)	166,510	166,510
Marshall & Ilsley Bank
3.19%, 02/20/06	111,007	111,103
MetLife Global Funding I
3.08%, 05/05/06 (4)	166,510	166,510
National City Bank (Ohio)
3.02% - 3.08%, 06/10/05 - 01/06/06	333,020	333,002
Nationwide Building Society
3.09% - 3.14%, 01/13/06 - 04/28/06 (4)	410,725	410,789
Norddeutsche Landesbank
3.11%, 07/27/05	111,007	111,001
Northern Rock PLC
3.06% - 3.09%, 10/25/05 - 02/03/06 (4)	333,020	333,021
Permanent Financing PLC
3.05% - 3.07%, 06/10/05 - 03/10/06	394,074	394,073
Royal Bank of Scotland
3.01% - 3.02%, 06/20/05 - 04/05/06	300,551	300,461
Sedna Finance Inc.
3.06%, 01/10/06 - 01/17/06 (4)	61,054	61,043
Sigma Finance Inc.
3.04% - 3.22%, 08/17/05 - 03/20/06 (4)	633,849	633,864
Societe Generale
3.03%, 03/30/06 - 06/13/06	172,060	172,018
SunTrust Bank
3.17%, 04/28/06	166,510	166,510
Tango Finance Corp.
3.05% - 3.06%, 07/25/05 - 05/26/06 (4)	344,121	344,099

UniCredito Italiano SpA
2.94%, 06/14/06	144,309	144,256
Wachovia Asset Securitization Inc.
3.08%, 06/25/05	295,242	295,242
Wells Fargo & Co.
3.06%, 05/15/06 (4)	55,503	55,510
WhistleJacket Capital LLC
2.97% - 3.07%, 06/15/05 - 01/17/06 (4)	388,524	388,503
White Pine Finance LLC
3.04% - 3.09%, 06/15/05 - 01/13/06 (4)	426,266	426,239
Winston Funding Ltd.
3.23%, 07/23/05 (4)	79,259	79,259
World Savings Bank
3.04%, 09/09/05	38,852	38,851

		9,626,819

MONEY MARKET FUNDS—0.85%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	444,027	444,027
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	20,989	20,989
BlackRock Temp Cash Money Market Fund (3)	16,080	16,080
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	42,541	42,541

		523,637

REPURCHASE AGREEMENTS (3)—6.36%

Bank of America N.A. Repurchase Agreements, dated 5/31/05, due 6/1/05, with a total maturity value of $2,875,321 and effective yields of 3.07% - 3.08%. (6)	$2,875,075	2,875,075
Goldman Sachs Group Inc. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $153,757 and an effective yield of 3.08%. (6)	153,744	153,744
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $888,130 and an effective yield of 3.07%. (6)	888,054	888,054

		3,916,873

TIME DEPOSITS (3)—3.87%

Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	160,960	160,960
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	155,409	155,410
Credit Suisse First Boston
3.05%, 06/30/05	166,510	166,510
Dexia Credit Local SA
3.00% - 3.01%, 06/20/05 - 06/21/05	105,456	105,457
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	194,262	194,262
HBOS Treasury Services PLC
3.39%, 12/14/05	66,604	66,604
Natexis Banques
2.98%, 08/18/05	111,007	111,007
Norddeutsche Landesbank
2.11%, 06/07/05	111,007	111,006
Societe Generale
3.07% - 3.09%, 06/01/05	88,240	88,240

Svenska Handelsbanken AB
3.00%, 06/20/05	55,503	55,503
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	199,812	199,807
UBS AG
2.67% - 3.40%, 07/01/05 - 12/15/05	144,309	144,309
Washington Mutual Bank
3.05% - 3.15%, 06/22/05 - 07/28/05	277,517	277,517
Wells Fargo Bank N.A.
3.04%, 06/29/05 - 07/01/05	444,027	444,027
Wilmington Trust Co.
3.05%, 06/06/05	105,456	105,456

		2,386,075

U.S. GOVERNMENT AGENCY NOTES (3)—0.27%

Federal National Mortgage Association
2.33%, 07/22/05	166,510	165,962

		165,962

TOTAL SHORT-TERM INVESTMENTS (Cost: $23,801,684)		23,801,684

TOTAL INVESTMENTS IN SECURITIES — 138.47% (Cost: $74,664,543) (7)		85,304,810
Other Assets, Less Liabilities — (38.47%)		(23,699,698)

NET ASSETS — 100.00%		$61,605,112

SDR -	Swedish Depositary Receipts
(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.25% and maturity dates ranging from 6/13/05 to 8/1/42.
(7)	The cost of investments for federal income tax purposes was $75,828,007. Net unrealized appreciation aggregated $9,476,803, of which $9,988,485 represented gross unrealized appreciation on securities and $511,682 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SWITZERLAND INDEX FUND

May 31, 2005

Security	Shares	Value
COMMON STOCKS—99.57%

BANKS—16.87%
Banque Cantonale Vaudoise	1,344	$297,676
Credit Suisse Group (1)	80,640	3,238,554
Julius Baer Holding Ltd.	11,926	728,492
UBS AG Registered	85,041	6,574,455
Vontobel Holding AG Registered	19,468	422,198

		11,261,375

BUILDING MATERIALS—3.81%
Geberit AG Registered	264	173,880
Holcim Ltd. Registered (1)	38,837	2,367,653

		2,541,533

CHEMICALS—8.00%
Ciba Specialty Chemicals AG Registered	17,732	1,057,511
Clariant AG Registered (2)	19,264	270,779
Givaudan SA Registered (1)	2,915	1,740,805
Lonza Group AG Registered	4,994	305,657
Syngenta AG (2)	18,933	1,966,295

		5,341,047

COMMERCIAL SERVICES—1.92%
Adecco SA Registered	13,681	649,435
Societe Generale de Surveillance Holding SA	896	630,798

		1,280,233

COMPUTERS—0.42%
Logitech International SA Registered (2)	4,674	278,375

		278,375

ENGINEERING & CONSTRUCTION—1.97%
ABB Ltd. (2)	200,640	1,313,427

		1,313,427

FOOD—12.71%
Nestle SA Registered	32,160	8,485,590

		8,485,590

HAND & MACHINE TOOLS—1.28%
Schindler Holding AG Participation Certificates	1,664	599,441
Schindler Holding AG Registered	704	254,175

		853,616

HEALTH CARE - PRODUCTS—5.12%
Nobel Biocare Holding AG	4,718	943,221
Phonak Holding AG Registered	8,064	296,652
Straumann Holding AG Registered	1,715	346,444
Synthes Inc.	16,640	1,832,405

		3,418,722

INSURANCE—8.42%
Swiss Reinsurance Co. (1)	42,812	2,658,127
Zurich Financial Services AG (2)	17,786	2,964,333

		5,622,460

LEISURE TIME—0.02%
Kuoni Reisen Holding AG Registered (2)	33	13,120

		13,120

MACHINERY—0.40%
Rieter Holding Ltd. AG	465	126,241
SIG Holding AG	651	138,828

		265,069

MANUFACTURING—0.36%
Sulzer AG Registered (1)	576	239,884

		239,884

PHARMACEUTICALS—28.41%
Novartis AG	215,706	10,560,065
Roche Holding AG Genusschein	57,397	7,256,456
Serono SA (1)	1,884	1,152,342

		18,968,863

REAL ESTATE—0.75%
PSP Swiss Property AG (2)	11,284	498,943

		498,943

RETAIL—6.00%
Compagnie Financiere Richemont AG Class A	64,000	1,953,414
Swatch Group (The) AG Class B (1)	6,953	921,482
Swatch Group (The) AG Registered (1)	22,001	603,481
Valora Holding AG Registered (1) (2)	2,415	531,494

		4,009,871

SEMICONDUCTORS—0.36%
Micronas Semiconductor Holding AG (2)	1,775	66,652
Unaxis Holding Inc. AG Class R (1)	1,248	175,422

		242,074

TELECOMMUNICATIONS—2.75%
Kudelski SA Bearer (2)	2,656	93,760
Swisscom AG Registered (1)	5,196	1,744,520

		1,838,280

TOTAL COMMON STOCKS (Cost: $59,248,574)		66,472,482

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—17.58%

COMMERCIAL PAPER (3)—5.26%

Alpine Securitization Corp.
3.03%, 06/10/05	$54,280	54,239
Amstel Funding Corp.
2.95%, 08/19/05	22,562	22,416
Amsterdam Funding Corp.
3.02% - 3.03%, 06/06/05 - 06/21/05	197,942	197,754

ANZ National Bank Ltd.
2.94%, 08/15/05	27,140	26,974
Barton Capital Corp.
3.02%, 06/13/05	59,955	59,895
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05 - 06/03/05	157,411	157,392
Cancara Asset Securitisation LLC
3.03%, 06/13/05	32,255	32,222
Cantabric Finance LLC
3.03% - 3.12%, 06/28/05 - 07/25/05	121,587	121,187
Charta LLC
2.99%, 06/16/05 - 06/21/05	113,987	113,821
Chesham Finance LLC
3.01% - 3.04%, 06/10/05 - 06/21/05	20,626	20,603
Corporate Asset Funding
2.99%, 06/16/05	62,422	62,344
CRC Funding LLC
2.99% - 3.03%, 06/10/05 - 06/29/05	67,850	67,752
Edison Asset Securitization
3.03% - 3.12%, 06/30/05 - 09/06/05	149,269	148,663
Fairway Finance LLC
3.15%, 09/15/05	48,285	47,837
Falcon Asset Securitization Corp.
3.02% - 3.03%, 06/01/05 - 06/10/05	295,657	295,504
Ford Credit Floorplan Motown
3.05% - 3.07%, 06/10/05 - 06/28/05	58,079	57,979
Gemini Securitization Corp.
3.02%, 06/27/05	5,428	5,416
General Electric Capital Corp.
2.74%, 07/07/05	27,140	27,066
General Electric Co.
3.03%, 06/30/05	81,420	81,221
Georgetown Funding Co. LLC
3.05%, 06/16/05	10,856	10,842
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05	180,752	179,532
Jupiter Securitization Corp.
3.02% - 3.03%, 06/03/05 - 06/13/05	203,690	203,572
Kitty Hawk Funding Corp.
3.02%, 06/10/05	36,516	36,489
Landale LLC
3.04%, 06/15/05	54,280	54,216
Mortgage Interest Networking Trust
3.03% - 3.05%, 06/06/05 - 06/16/05	22,255	22,234
New Center Asset Trust
3.03%, 06/21/05	13,570	13,547
Nordea North America Inc.
2.74%, 07/11/05	27,140	27,057
Park Granada LLC
3.06%, 06/21/05	48,309	48,227
Park Sienna LLC
3.08%, 06/02/05	13,570	13,569
Polonius Inc.
3.04%, 06/10/05	25,620	25,600
Preferred Receivables Funding Corp.
3.02% - 3.03%, 06/02/05 - 06/14/05	358,542	358,307
Ranger Funding Co. LLC
3.02% - 3.07%, 06/08/05 - 07/06/05	303,963	303,417
Santander Central Hispano
2.75%, 07/08/05	67,850	67,658
Scaldis Capital LLC
2.75%, 07/08/05	13,585	13,547
Solitaire Funding Ltd.
3.03%, 06/02/05	60,739	60,734

Sydney Capital Corp.
3.03% - 3.21%, 06/10/05 - 08/17/05	144,362	143,551
Thames Asset Global Securitization No. 1 Inc.
3.03%, 06/07/05	13,570	13,563
Three Pillars Funding Co.
3.03%, 06/07/05	32,568	32,551
Thunder Bay Funding LLC
3.02%, 06/01/05	16,320	16,320
Tulip Funding Corp.
3.02% - 3.06%, 06/01/05 - 07/01/05	78,706	78,679
UBS Finance (Delaware)
3.03%, 07/01/05	81,420	81,214
Windmill Funding Corp.
3.03%, 06/17/05 - 06/21/05	64,403	64,308
Yorktown Capital LLC
3.02%, 06/10/05	42,993	42,960

		3,511,979

FLOATING RATE NOTES (3)—7.05%

Allstate Life Global Funding II
3.11%, 03/08/06 (4)	24,969	24,969
American Express Centurion Bank
3.05% - 3.10%, 10/26/05 - 01/24/06	189,979	190,001
Australia & New Zealand Banking Group Ltd.
3.08%, 06/23/06 (4)	35,282	35,282
Bank of Nova Scotia
3.01%, 09/26/05 - 01/03/06	35,282	35,276
Beta Finance Inc.
3.05% - 3.22%, 09/23/05 - 04/25/06 (4)	175,866	175,875
BMW US Capital LLC
3.06%, 04/18/06 (4)	54,280	54,280
Canadian Imperial Bank of Commerce
3.02% - 3.04%, 09/13/05 - 12/14/05	184,551	184,529
CC USA Inc.
3.03% - 3.12%, 07/29/05 - 05/22/06 (4)	103,132	103,126
Commodore CDO Ltd.
3.08%, 12/12/05	13,570	13,570
Credit Suisse First Boston
3.06%, 05/09/06	54,280	54,280
Den Danske Bank NY
3.02%, 08/12/05 - 10/17/05	162,839	162,827
DEPFA Bank PLC
2.99%, 03/15/06	54,280	54,280
Dorada Finance Inc.
3.07% - 3.12%, 07/29/05 - 03/27/06 (4)	117,787	117,793
Fairway Finance LLC
3.04%, 06/20/05	27,140	27,140
Fifth Third Bancorp
3.05%, 04/21/06 (4)	108,559	108,559
Five Finance Inc.
3.08%, 02/27/06 (4)	27,140	27,142
General Electric Capital Corp.
3.19%, 05/09/06	24,426	24,453
General Electric Commercial Equipment Financing LLC
3.05%, 11/20/05	12,024	12,024
Greenwich Capital Holdings Inc.
3.04% - 3.05%, 09/02/05 - 02/10/06	62,422	62,422
Hartford Life Global Funding Trust
3.08%, 04/15/06	54,280	54,280
HBOS Treasury Services PLC
3.05% - 3.08%, 01/10/06 - 04/24/06	162,839	162,840

K2 USA LLC
3.05% - 3.11%, 06/10/05 - 02/15/06 (4)	244,259	244,264
Leafs LLC
3.09%, 01/20/06 - 02/21/06 (4)	56,994	56,994
Links Finance LLC
3.04% - 3.21%, 11/16/05 - 03/15/06 (4)	211,691	211,726
Lothian Mortgages PLC
3.08%, 01/24/06 (4)	81,420	81,420
Marshall & Ilsley Bank
3.19%, 02/20/06	54,280	54,327
MetLife Global Funding I
3.08%, 05/05/06 (4)	81,420	81,420
National City Bank (Ohio)
3.02% - 3.08%, 06/10/05 - 01/06/06	162,839	162,831
Nationwide Building Society
3.09% - 3.14%, 01/13/06 - 04/28/06 (4)	200,835	200,866
Norddeutsche Landesbank
3.11%, 07/27/05	54,280	54,277
Northern Rock PLC
3.06% - 3.09%, 10/25/05 - 02/03/06 (4)	162,839	162,839
Permanent Financing PLC
3.05% - 3.07%, 06/10/05 - 03/10/06	192,693	192,694
Royal Bank of Scotland
3.01% - 3.02%, 06/20/05 - 04/05/06	146,962	146,918
Sedna Finance Inc.
3.06%, 01/10/06 - 01/17/06 (4)	29,854	29,848
Sigma Finance Inc.
3.04% - 3.22%, 08/17/05 - 03/20/06 (4)	309,937	309,946
Societe Generale
3.03%, 03/30/06 - 06/13/06	84,134	84,113
SunTrust Bank
3.17%, 04/28/06	81,420	81,420
Tango Finance Corp.
3.05% - 3.06%, 07/25/05 - 05/26/06 (4)	168,267	168,256
UniCredito Italiano SpA
2.94%, 06/14/06	70,564	70,538
Wachovia Asset Securitization Inc.
3.08%, 06/25/05	144,367	144,367
Wells Fargo & Co.
3.06%, 05/15/06 (4)	27,140	27,143
WhistleJacket Capital LLC
2.97% - 3.07%, 06/15/05 - 01/17/06 (4)	189,979	189,970
White Pine Finance LLC
3.04% - 3.09%, 06/15/05 - 01/13/06 (4)	208,434	208,422
Winston Funding Ltd.
3.23%, 07/23/05 (4)	38,756	38,756
World Savings Bank
3.04%, 09/09/05	18,998	18,997

		4,707,300

MONEY MARKET FUNDS—0.53%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (5)	217,119	217,119
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (5)	105,779	105,779
BlackRock Temp Cash Money Market Fund (3)	7,863	7,863
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	20,802	20,802

		351,563

REPURCHASE AGREEMENTS (3)—2.87%

Bank of America N.A. Repurchase Agreements, dated 5/31/05, due 6/1/05, with a total maturity value of $1,405,965 and effective yields of 3.07% - 3.08%. (6)	$1,405,845	1,405,845
Goldman Sachs Group Inc. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $75,183 and an effective yield of 3.08%. (6)	75,177	75,177
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $434,275 and an effective yield of 3.07%. (6)	434,238	434,238

		1,915,260

TIME DEPOSITS (3)—1.75%

Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	78,706	78,706
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	75,992	75,992
Credit Suisse First Boston
3.05%, 06/30/05	81,420	81,420
Dexia Credit Local SA
3.00% - 3.01%, 06/20/05 - 06/21/05	51,566	51,566
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	94,990	94,990
HBOS Treasury Services PLC
3.39%, 12/14/05	32,568	32,568
Natexis Banques
2.98%, 08/18/05	54,280	54,280
Norddeutsche Landesbank
2.11%, 06/07/05	54,280	54,280
Societe Generale
3.07% - 3.09%, 06/01/05	43,148	43,148
Svenska Handelsbanken AB
3.00%, 06/20/05	27,140	27,140
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	97,704	97,700
UBS AG
2.67% - 3.40%, 07/01/05 - 12/15/05	70,564	70,563
Washington Mutual Bank
3.05% - 3.15%, 06/22/05 - 07/28/05	135,699	135,700
Wells Fargo Bank N.A.
3.04%, 06/29/05 - 07/01/05	217,119	217,119
Wilmington Trust Co.
3.05%, 06/06/05	51,566	51,566

		1,166,738

U.S. GOVERNMENT AGENCY NOTES (3)—0.12%

Federal National Mortgage Association
2.33%, 07/22/05	81,420	81,151

		81,151

TOTAL SHORT-TERM INVESTMENTS (Cost: $11,733,991)		11,733,991

TOTAL INVESTMENTS IN SECURITIES — 117.15% (Cost: $70,982,565) (7)		78,206,473
Other Assets, Less Liabilities — (17.15%)		(11,450,395)

NET ASSETS — 100.00%		$66,756,078

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.25% and maturity dates ranging from 6/13/05 to 8/1/42.
(7)	The cost of investments for federal income tax purposes was $71,618,329. Net unrealized appreciation aggregated $6,588,144, of which $8,757,872 represented gross unrealized appreciation on securities and $2,169,728 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI TAIWAN INDEX FUND

May 31, 2005

Security	Shares	Value
COMMON STOCKS—99.37%

AIRLINES—0.45%
China Airlines	2,743,196	$1,526,501
EVA Airways Corp. (1)	4,087,274	2,033,307

		3,559,808

APPAREL—0.55%
Pou Chen Corp.	5,336,899	4,373,880

		4,373,880

AUTO MANUFACTURERS—0.64%
China Motor Co. Ltd.	1,880,330	1,939,783
Yulon Motor Co. Ltd.	2,690,835	3,127,730

		5,067,513

AUTO PARTS & EQUIPMENT—0.20%
Cheng Shin Rubber Industry Co. Ltd.	1,406,661	1,561,038

		1,561,038

BANKS—10.94%
Chang Hwa Commercial Bank Ltd. (1)	13,340,446	7,529,885
Chinatrust Financial Holding Co. Ltd.	16,008,123	18,045,734
E.Sun Financial Holding Co. Ltd.	7,853,071	6,385,934
First Financial Holding Co. Ltd. (1)	14,674,050	11,955,992
Hua Nan Financial Holdings Co. Ltd.	10,672,379	8,270,128
International Bank of Taipei	6,054,756	4,180,221
Mega Financial Holding Co. Ltd.	30,682,136	19,959,997
Taishin Financial Holdings Co. Ltd.	12,006,311	10,394,992

		86,722,883

BUILDING MATERIALS—1.04%
Asia Cement Corp.	4,002,453	2,571,852
Taiwan Cement Corp.	5,439,513	3,096,299
Taiwan Glass Industrial Corp.	2,668,492	2,548,634

		8,216,785

CHEMICALS—8.06%
China Synthetic Rubber Corp. (1)	236	79
Eternal Chemical Co. Ltd.	1,334,100	895,541
Formosa Chemicals & Fibre Co.	8,004,001	14,523,260
Formosa Plastic Co.	13,340,273	22,716,985
Nan Ya Plastic Corp.	16,008,571	21,926,053
Oriental Union Chemical Corp.	1,530,802	1,396,143
Taiwan Fertilizer Co. Ltd.	1,334,000	1,701,612
Taiwan Styrene Monomer Corp.	1,334,600	706,487

		63,866,160

COMMERCIAL SERVICES—0.25%
Taiwan Secom Co. Ltd.	1,334,486	2,000,122

		2,000,122

COMPUTERS—8.80%
Acer Inc.	6,670,786	12,657,231
Advantech Co. Ltd.	1,334,792	3,154,108
Arima Computer Corp. (1)	433,600	105,225
Benq Corp.	6,690,019	6,912,213
CMC Magnetics Corp.	9,338,400	4,332,915
Compal Electronics Inc.	10,672,914	10,244,582
Foxconn Technology Co. Ltd. (1)	434,000	1,640,034
High Tech Computer Corp.	225,000	1,991,087
Inventec Co. Ltd.	5,336,525	2,476,089
Lite-On Technology Corp.	6,945,894	7,453,460
Mitac International Corp.	2,668,000	2,850,200
Quanta Computer Inc.	6,670,125	12,209,295
Ritek Corp.	8,004,389	2,820,559
Systex Corp.	2,744,887	905,961

		69,752,959

DISTRIBUTION & WHOLESALE—0.00%
Aurora Corp. (1)	610	368

		368

DIVERSIFIED FINANCIAL SERVICES—3.78%
Fubon Financial Holding Co. Ltd.	13,340,000	12,677,009
Fuhwa Financial Holdings Co. Ltd.	3,612,000	1,917,815
Polaris Securities Co. Ltd.	4,002,666	1,863,575
SinoPac Holdings Co.	12,006,641	6,413,293
Waterland Financial Holdings	3,136,000	1,320,063
Yuanta Core Pacific Securities Co. Ltd.	8,004,788	5,743,506

		29,935,261

ELECTRICAL COMPONENTS & EQUIPMENT—2.02%
Delta Electronics Inc.	4,002,224	6,496,267
Pacific Electric Wire & Cable Co. Ltd. (1) (2)	986	0
Phoenixtec Power Co. Ltd.	1,336,438	1,338,207
Tatung Co. Ltd. (1)	13,340,120	4,275,339
Walsin Lihwa Corp. (1)	9,338,779	3,916,161

		16,025,974

ELECTRONICS—17.57%
Asustek Computer Inc.	6,978,171	19,270,999
AU Optronics Corp. (1)	14,674,740	24,334,279
Chi Mei Optoelectronics Corp.	8,004,675	12,622,771
Chunghwa Picture Tubes Ltd. (1)	13,340,873	5,870,945
Compeq Manufacturing Co. Ltd. (1)	2,668,200	889,159
Elitegroup Computer Systems Co. Ltd.	1,371,215	874,541
Gigabyte Technology Co. Ltd.	1,334,921	1,468,654
HannStar Display Corp. (1)	16,008,000	5,232,457
Hon Hai Precision Industry Co. Ltd.	9,338,773	48,989,211
Micro-Star International Co. Ltd.	1,409,113	1,098,675
Optimax Technology Corp.	1,334,240	3,263,428
Quanta Display Inc. (1)	8,004,000	3,981,772
Synnex Technology International Corp.	2,668,436	3,990,932
Wintek Corp.	1,334,000	1,797,328
WU’S Printed Circuit Co. Ltd.	504	180
Ya Hsin Industrial Co. Ltd.	2,668,347	2,518,713
Yageo Corp. (1)	8,004,100	3,037,415

		139,241,459

ENGINEERING & CONSTRUCTION—0.05%
BES Engineering Corp. (1)	330,293	46,344
Continental Engineering Corp.	828,262	369,778

		416,122

FOOD—0.61%
Uni-President Enterprises Co.	10,672,637	4,832,866

		4,832,866

FOREST PRODUCTS & PAPER—0.19%
Yuen Foong Yu Paper Manufacturing Co. Ltd.	4,002,320	1,518,810

		1,518,810

HAND & MACHINE TOOLS—0.12%
Shihlin Electric & Engineering Corp.	1,334,080	957,214

		957,214

HOME FURNISHINGS—0.52%
Nien Made Enterprise Co. Ltd.	1,334,560	2,144,931
Sampo Corp.	330,955	57,624
Teco Electric and Machinery Co. Ltd.	6,670,092	1,939,864

		4,142,419

INSURANCE—5.04%
Cathay Financial Holding Co. Ltd.	17,343,055	33,183,453
Shin Kong Financial Holding Co. Ltd.	6,670,957	6,786,151

		39,969,604

INVESTMENT COMPANIES—1.68%
China Development Financial Holding Co. (1)	34,684,338	13,272,703

		13,272,703

IRON & STEEL—3.29%
China Steel Corp.	26,680,707	26,035,353
Tung Ho Steel Enterprise Corp.	216	138

		26,035,491

LEISURE TIME—0.27%
Giant Manufacturing Co. Ltd.	1,334,914	2,171,042

		2,171,042

MANUFACTURING—0.19%
Premier Image Technology Corp.	1,371,857	1,528,976

		1,528,976

METAL FABRICATE & HARDWARE—0.18%
Yieh Phui Enterprise	2,844,170	1,460,246

		1,460,246

MULTIPLE UTILITIES—0.23%
Fu Sheng Industrial Co. Ltd.	1,485,000	1,816,087

		1,816,087

OFFICE & BUSINESS EQUIPMENT—0.22%
Kinpo Electronics Inc.	4,002,733	1,735,962

		1,735,962

REAL ESTATE—0.21%
Cathay Real Estate Development Co. Ltd.	4,002,493	1,684,803

		1,684,803

RETAIL—0.50%
Far Eastern Department Stores Co. Ltd.	160	88
President Chain Store Corp.	2,166,640	3,972,824

		3,972,912

SEMICONDUCTORS—25.29%
Advanced Semiconductor Engineering Inc. (1)	12,006,727	8,748,942

Macronix International Co. Ltd. (1)	17,342,200	2,709,848
MediaTek Inc.	2,668,036	23,057,154
Realtek Semiconductor Corp.	2,668,860	2,714,946
Siliconware Precision Industries Co. Ltd.	6,670,577	6,360,325
Taiwan Semiconductor Manufacturing Co. Ltd.	62,698,717	113,766,826
United Microelectronics Corp. (1)	54,694,390	36,976,292
Via Technologies Inc. (1)	2,802,861	1,823,377
Winbond Electronics Corp. (1)	13,340,280	4,296,660

		200,454,370

TELECOMMUNICATIONS—4.24%
Accton Technology Corp. (1)	2,668,259	1,352,913
Chunghwa Telecom Co. Ltd.	9,743,000	19,201,091
D-Link Corp.	1,372,853	1,663,613
Microelectronics Technology Inc. (1)	420	169
Taiwan Cellular Corp.	8,004,920	8,015,514
Zyxel Communications Corp.	1,334,817	3,375,512

		33,608,812

TEXTILES—1.07%
Far Eastern Textile Ltd.	8,004,807	6,024,314
Formosa Taffeta Co. Ltd.	2,668,777	1,306,368
Nien Hsing Textile Co. Ltd.	1,334,800	1,117,353

		8,448,035

TRANSPORTATION—1.17%
Evergreen Marine Corp. Ltd.	2,756,177	2,474,174
U-Ming Marine Transport Corp.	1,024,000	1,604,975
Wan Hai Lines Ltd.	1,685,986	1,596,817
Yang Ming Marine Transport Corp.	4,112,667	3,626,297

		9,302,263

TOTAL COMMON STOCKS (Cost: $693,724,249)		787,652,947

Security	Shares	Value
SHORT-TERM INVESTMENTS—0.00%

MONEY MARKET FUNDS—0.00%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3)	25,500	25,500

		25,500

TOTAL SHORT-TERM INVESTMENTS (Cost: $25,500)		25,500

TOTAL INVESTMENTS IN SECURITIES — 99.37% (Cost: $693,749,749) (4)		787,678,447
Other Assets, Less Liabilities — 0.63%		4,961,825

NET ASSETS — 100.00%		$792,640,272

(1)	Non-income earning security.
(2)	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
(3)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

(4)	The cost of investments for federal income tax purposes was $723,123,189. Net unrealized appreciation aggregated $64,555,258, of which $81,317,384 represented gross unrealized appreciation on securities and $16,762,126 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

May 31, 2005

Security	Shares	Value
COMMON STOCKS—99.33%

ADVERTISING—0.67%
Aegis Group PLC	237,465	$421,972
WPP Group PLC	258,525	2,770,507

		3,192,479

AEROSPACE & DEFENSE—1.29%
BAE Systems PLC	696,330	3,417,042
Cobham PLC	23,895	613,617
Meggitt PLC	94,770	504,783
Rolls-Royce Group PLC (1)	331,290	1,637,788

		6,173,230

AGRICULTURE—2.71%
British American Tobacco PLC	344,790	6,560,465
Gallaher Group PLC	137,700	2,128,184
Imperial Tobacco Group PLC	157,680	4,279,084

		12,967,733

AIRLINES—0.12%
British Airways PLC (1)	117,855	588,543

		588,543

AUTO PARTS & EQUIPMENT—0.16%
GKN PLC	163,620	751,478

		751,478

BANKS—19.56%
Barclays PLC (2)	1,387,530	13,187,915
HBOS PLC	844,020	12,313,841
HSBC Holdings PLC	2,406,240	38,066,077
Lloyds TSB Group PLC	1,202,850	9,930,912
Royal Bank of Scotland Group PLC	682,155	20,091,107

		93,589,852

BEVERAGES—2.84%
Diageo PLC	646,110	9,308,673
SABMiller PLC	186,300	2,869,122
Scottish & Newcastle PLC	162,675	1,410,519

		13,588,314

BUILDING MATERIALS—0.77%
BPB PLC	108,000	1,009,766
Hanson PLC	156,060	1,444,890
Pilkington PLC	232,065	489,565
Travis Perkins PLC	23,085	736,287

		3,680,508

CHEMICALS—0.85%
BOC Group PLC	108,675	1,992,540
Imperial Chemical Industries PLC	260,550	1,207,345

Johnson Matthey PLC	48,195	859,932

		4,059,817

COMMERCIAL SERVICES—1.60%
Aggreko PLC	54,540	193,088
Brambles Industries PLC	159,165	873,159
Bunzl PLC	96,390	945,135
Capita Group PLC	142,155	992,942
Davis Service Group PLC	44,280	357,109
De La Rue PLC	38,610	266,345
Group 4 Securicor PLC (1)	239,355	599,825
Hays PLC	361,743	819,174
Intertek Group PLC	34,155	470,293
Rank Group PLC	130,680	638,298
Rentokil Initial PLC	385,965	1,039,333
Serco Group PLC	99,900	458,823

		7,653,524

COMPUTERS—0.10%
LogicaCMG PLC	155,790	482,690

		482,690

DISTRIBUTION & WHOLESALE—0.67%
Inchcape PLC	15,930	568,470
Wolseley PLC	127,440	2,617,635

		3,186,105

DIVERSIFIED FINANCIAL SERVICES—1.08%
AMVESCAP PLC	153,765	903,788
Cattles PLC	68,310	396,216
Close Brothers Group PLC	25,920	345,092
ICAP PLC	103,815	520,322
London Stock Exchange PLC	54,379	475,721
Man Group PLC	61,695	1,481,988
Provident Financial PLC	56,835	696,089
Schroders PLC	25,650	354,353

		5,173,569

ELECTRIC—3.00%
International Power PLC (1)	319,512	1,126,802
National Grid Transco PLC	663,930	6,503,995
Scottish & Southern Energy PLC	186,435	3,335,010
Scottish Power PLC	403,245	3,406,420

		14,372,227

ELECTRONICS—0.15%
Electrocomponents PLC	98,010	465,773
Premier Farnell PLC	84,240	249,105

		714,878

ENGINEERING & CONSTRUCTION—0.76%
AMEC PLC	75,195	460,477
BAA PLC	232,335	2,635,927
Balfour Beatty PLC	88,965	524,128

		3,620,532

ENTERTAINMENT—0.70%
EMI Group PLC	174,690	793,565
Hilton Group PLC	337,770	1,749,851
William Hill PLC	86,940	783,548

		3,326,964

FOOD—4.61%
Cadbury Schweppes PLC	446,580	4,362,581
J Sainsbury PLC	293,490	1,528,477
Tate & Lyle PLC	98,955	853,959
Tesco PLC	1,666,845	9,508,653
Unilever PLC	594,270	5,810,761

		22,064,431

FOOD SERVICE—0.39%
Compass Group PLC	466,290	1,844,146

		1,844,146

GAS—0.71%
Centrica PLC	802,170	3,391,828

		3,391,828

HEALTH CARE - PRODUCTS—0.46%
Smith & Nephew PLC	201,285	1,993,841
SSL International PLC	39,690	202,001

		2,195,842

HOLDING COMPANIES - DIVERSIFIED—0.17%
Tomkins PLC	166,590	817,493

		817,493

HOME BUILDERS—0.79%
Barratt Developments PLC	53,595	643,708
Bellway PLC	24,705	383,622
Berkeley Group Holdings (The) PLC	23,355	350,954
Bovis Homes Group PLC	21,735	270,954
Persimmon PLC	59,805	814,757
Taylor Woodrow PLC	121,365	700,631
Wimpey (George) PLC	81,405	631,663

		3,796,289

HOME FURNISHINGS—0.06%
MFI Furniture Group PLC	135,000	263,267

		263,267

HOUSEHOLD PRODUCTS & WARES—0.85%
Reckitt Benckiser PLC	132,030	4,042,606

		4,042,606

INSURANCE—3.25%
Aviva PLC	508,545	5,709,388
Britannic Group PLC	37,125	345,077
Friends Provident PLC	405,810	1,290,618
Legal & General Group PLC	1,412,370	2,792,915
Prudential PLC	509,895	4,539,675
Royal & Sun Alliance Insurance Group PLC	631,530	886,266

		15,563,939

IRON & STEEL—0.16%
Corus Group PLC (1)	897,750	744,468

		744,468

LEISURE TIME—0.48%
Carnival PLC	37,260	2,040,642
First Choice Holidays PLC	81,810	269,503

		2,310,145

LODGING—0.33%
InterContinental Hotels Group PLC	136,463	1,585,530

		1,585,530

MANUFACTURING—0.78%
BBA Group PLC	97,470	532,932
Cookson Group PLC (1)	41,891	248,130
FKI PLC	135,135	237,670
IMI PLC	74,250	557,875
Invensys PLC (1)	1,219,476	250,038
Smiths Group PLC	120,015	1,924,853

		3,751,498

MEDIA—3.25%
British Sky Broadcasting Group PLC	268,650	2,670,921
Daily Mail & General Trust PLC Class A	63,990	784,886
EMAP PLC	55,890	819,482
ITV PLC	890,865	1,859,075
Pearson PLC	175,635	2,109,483
Reed Elsevier PLC	273,105	2,613,175
Reuters Group PLC	312,930	2,201,476
Trinity Mirror PLC	62,775	712,778
United Business Media PLC	72,360	659,399
Yell Group	152,145	1,133,430

		15,564,105

MINING—4.31%
Anglo American PLC	304,965	7,292,279
BHP Billiton PLC	533,790	6,459,784
Rio Tinto PLC	230,715	6,862,391

		20,614,454

OIL & GAS—14.63%
BG Group PLC	759,645	5,769,866
BP PLC	4,605,930	46,253,903
Shell Transport & Trading Co. PLC	2,066,580	17,984,777

		70,008,546

PACKAGING & CONTAINERS—0.22%
Rexam PLC	120,015	1,055,388

		1,055,388

PHARMACEUTICALS—9.83%
Alliance Unichem PLC	55,755	836,810
AstraZeneca PLC	351,135	14,943,092
GlaxoSmithKline PLC	1,261,035	31,256,871

		47,036,773

REAL ESTATE—1.61%
British Land Co. PLC	112,860	1,790,557
Brixton PLC	47,790	320,527
Great Portland Estates PLC	31,320	205,496
Hammerson PLC	60,885	1,006,461
Land Securities Group PLC	101,520	2,642,161
Liberty International PLC	51,165	911,993
Slough Estates PLC	88,965	834,227

		7,711,422

RETAIL—3.60%
Boots Group PLC (3)	158,895	1,754,940
Dixons Group PLC	412,290	1,134,643
Enterprise Inns PLC	74,520	1,054,614
GUS PLC	215,325	3,322,009
HMV Group PLC	81,675	339,021
Kesa Electricals PLC	116,149	567,322
Kingfisher PLC	507,195	2,375,678

Marks & Spencer Group PLC	360,720	2,218,827
Mitchells & Butlers PLC	113,183	666,290
Next PLC	56,160	1,473,903
Punch Taverns PLC	53,190	661,141
Signet Group PLC	373,140	698,768
Whitbread Group PLC	56,468	936,533

		17,203,689

SEMICONDUCTORS—0.12%
ARM Holdings PLC	282,285	555,637

		555,637

SOFTWARE—0.38%
iSOFT Group PLC	39,960	292,045
Misys PLC	110,970	437,362
Sage Group PLC	280,530	1,104,365

		1,833,772

TELECOMMUNICATIONS—9.17%
BT Group PLC	1,831,005	7,116,362
Cable & Wireless PLC	503,010	1,228,460
Marconi Corp. PLC (1)	43,200	236,203
Vodafone Group PLC	13,947,525	35,270,336

		43,851,361

TRANSPORTATION—0.88%
Arriva PLC	40,500	392,687
Associated British Ports Holdings PLC	68,040	604,841
Exel PLC	65,475	1,012,527
FirstGroup PLC	88,020	509,336
National Express Group PLC	29,025	458,903
Peninsular & Oriental Steam Navigation Co. (The)	156,870	887,015
Stagecoach Group PLC	174,535	351,499

		4,216,808

VENTURE CAPITAL—0.35%
3i Group PLC	134,730	1,697,993

		1,697,993

WATER—0.91%
Kelda Group PLC	80,325	942,792
Severn Trent PLC	73,980	1,363,828
United Utilities PLC (3)	118,800	1,467,998
United Utilities PLC Class A	66,449	602,505

		4,377,123

TOTAL COMMON STOCKS (Cost: $452,476,162)		475,220,996

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—0.69%

COMMERCIAL PAPER (4)—0.21%

Alpine Securitization Corp.
3.03%, 06/10/05	$15,216	15,205
Amstel Funding Corp.
2.95%, 08/19/05	6,325	6,284

Amsterdam Funding Corp.
3.02% - 3.03%, 06/06/05 - 06/21/05	55,489	55,447
ANZ National Bank Ltd.
2.94%, 08/15/05	7,608	7,562
Barton Capital Corp.
3.02%, 06/13/05	16,807	16,790
Blue Ridge Asset Funding Corp.
3.02%, 06/02/05 - 06/03/05	44,127	44,121
Cancara Asset Securitisation LLC
3.03%, 06/13/05	9,042	9,033
Cantabric Finance LLC
3.03% - 3.12%, 06/28/05 - 07/25/05	34,084	33,972
Charta LLC
2.99%, 06/16/05 - 06/21/05	31,954	31,907
Chesham Finance LLC
3.01% - 3.04%, 06/10/05 - 06/21/05	5,782	5,776
Corporate Asset Funding
2.99%, 06/16/05	17,499	17,477
CRC Funding LLC
2.99% - 3.03%, 06/10/05 - 06/29/05	19,020	18,992
Edison Asset Securitization
3.03% - 3.12%, 06/30/05 - 09/06/05	41,844	41,674
Fairway Finance LLC
3.15%, 09/15/05	13,536	13,410
Falcon Asset Securitization Corp.
3.02% - 3.03%, 06/01/05 - 06/10/05	82,881	82,839
Ford Credit Floorplan Motown
3.05% - 3.07%, 06/10/05 - 06/28/05	16,281	16,253
Gemini Securitization Corp.
3.02%, 06/27/05	1,522	1,518
General Electric Capital Corp.
2.74%, 07/07/05	7,608	7,587
General Electric Co.
3.03%, 06/30/05	22,824	22,769
Georgetown Funding Co. LLC
3.05%, 06/16/05	3,043	3,039
Grampian Funding LLC
3.00% - 3.13%, 07/05/05 - 09/09/05	50,670	50,328
Jupiter Securitization Corp.
3.02% - 3.03%, 06/03/05 - 06/13/05	57,100	57,067
Kitty Hawk Funding Corp.
3.02%, 06/10/05	10,237	10,229
Landale LLC
3.04%, 06/15/05	15,216	15,198
Mortgage Interest Networking Trust
3.03% - 3.05%, 06/06/05 - 06/16/05	6,239	6,233
New Center Asset Trust
3.03%, 06/21/05	3,804	3,798
Nordea North America Inc.
2.74%, 07/11/05	7,608	7,585
Park Granada LLC
3.06%, 06/21/05	13,542	13,519
Park Sienna LLC
3.08%, 06/02/05	3,804	3,804
Polonius Inc.
3.04%, 06/10/05	7,182	7,176
Preferred Receivables Funding Corp.
3.02% - 3.03%, 06/02/05 - 06/14/05	100,510	100,443
Ranger Funding Co. LLC
3.02% - 3.07%, 06/08/05 - 07/06/05	85,210	85,057
Santander Central Hispano
2.75%, 07/08/05	19,020	18,967
Scaldis Capital LLC
2.75%, 07/08/05	3,808	3,798

Solitaire Funding Ltd.
3.03%, 06/02/05	17,027	17,025
Sydney Capital Corp.
3.03% - 3.21%, 06/10/05 - 08/17/05	40,469	40,241
Thames Asset Global Securitization No. 1 Inc.
3.03%, 06/07/05	3,804	3,802
Three Pillars Funding Co.
3.03%, 06/07/05	9,130	9,125
Thunder Bay Funding LLC
3.02%, 06/01/05	4,575	4,575
Tulip Funding Corp.
3.02% - 3.06%, 06/01/05 - 07/01/05	22,063	22,056
UBS Finance (Delaware)
3.03%, 07/01/05	22,824	22,767
Windmill Funding Corp.
3.03%, 06/17/05 - 06/21/05	18,054	18,027
Yorktown Capital LLC
3.02%, 06/10/05	12,052	12,043

		984,518

FLOATING RATE NOTES (4)—0.28%

Allstate Life Global Funding II
3.11%, 03/08/06 (5)	6,999	7,000
American Express Centurion Bank
3.05% - 3.10%, 10/26/05 - 01/24/06	53,257	53,262
Australia & New Zealand Banking Group Ltd.
3.08%, 06/23/06 (5)	9,891	9,891
Bank of Nova Scotia
3.01%, 09/26/05 - 01/03/06	9,891	9,889
Beta Finance Inc.
3.05% - 3.22%, 09/23/05 - 04/25/06 (5)	49,300	49,303
BMW US Capital LLC
3.06%, 04/18/06 (5)	15,216	15,216
Canadian Imperial Bank of Commerce
3.02% - 3.04%, 09/13/05 - 12/14/05	51,735	51,729
CC USA Inc.
3.03% - 3.12%, 07/29/05 - 05/22/06 (5)	28,911	28,908
Commodore CDO Ltd.
3.08%, 12/12/05	3,804	3,804
Credit Suisse First Boston
3.06%, 05/09/06	15,216	15,216
Den Danske Bank NY
3.02%, 08/12/05 - 10/17/05	45,649	45,644
DEPFA Bank PLC
2.99%, 03/15/06	15,216	15,216
Dorada Finance Inc.
3.07% - 3.12%, 07/29/05 - 03/27/06 (5)	33,019	33,021
Fairway Finance LLC
3.04%, 06/20/05	7,608	7,608
Fifth Third Bancorp
3.05%, 04/21/06 (5)	30,432	30,432
Five Finance Inc.
3.08%, 02/27/06 (5)	7,608	7,609
General Electric Capital Corp.
3.19%, 05/09/06	6,847	6,855
General Electric Commercial Equipment Financing LLC
3.05%, 11/20/05	3,371	3,371
Greenwich Capital Holdings Inc.
3.04% - 3.05%, 09/02/05 - 02/10/06	17,499	17,499
Hartford Life Global Funding Trust
3.08%, 04/15/06	15,216	15,216

HBOS Treasury Services PLC
3.05% - 3.08%, 01/10/06 - 04/24/06	45,649	45,648
K2 USA LLC
3.05% - 3.11%, 06/10/05 - 02/15/06 (5)	68,473	68,474
Leafs LLC
3.09%, 01/20/06 - 02/21/06 (5)	15,977	15,977
Links Finance LLC
3.04% - 3.21%, 11/16/05 - 03/15/06 (5)	59,343	59,352
Lothian Mortgages PLC
3.08%, 01/24/06 (5)	22,824	22,824
Marshall & Ilsley Bank
3.19%, 02/20/06	15,216	15,229
MetLife Global Funding I
3.08%, 05/05/06 (5)	22,824	22,824
National City Bank (Ohio)
3.02% - 3.08%, 06/10/05 - 01/06/06	45,649	45,646
Nationwide Building Society
3.09% - 3.14%, 01/13/06 - 04/28/06 (5)	56,300	56,309
Norddeutsche Landesbank
3.11%, 07/27/05	15,216	15,215
Northern Rock PLC
3.06% - 3.09%, 10/25/05 - 02/03/06 (5)	45,649	45,648
Permanent Financing PLC
3.05% - 3.07%, 06/10/05 - 03/10/06	54,017	54,017
Royal Bank of Scotland
3.01% - 3.02%, 06/20/05 - 04/05/06	41,198	41,186
Sedna Finance Inc.
3.06%, 01/10/06 - 01/17/06 (5)	8,369	8,368
Sigma Finance Inc.
3.04% - 3.22%, 08/17/05 - 03/20/06 (5)	86,884	86,886
Societe Generale
3.03%, 03/30/06 - 06/13/06	23,585	23,579
SunTrust Bank
3.17%, 04/28/06	22,824	22,824
Tango Finance Corp.
3.05% - 3.06%, 07/25/05 - 05/26/06 (5)	47,170	47,168
UniCredito Italiano SpA
2.94%, 06/14/06	19,781	19,774
Wachovia Asset Securitization Inc.
3.08%, 06/25/05	40,470	40,470
Wells Fargo & Co.
3.06%, 05/15/06 (5)	7,608	7,609
WhistleJacket Capital LLC
2.97% - 3.07%, 06/15/05 - 01/17/06 (5)	53,257	53,254
White Pine Finance LLC
3.04% - 3.09%, 06/15/05 - 01/13/06 (5)	58,430	58,427
Winston Funding Ltd.
3.23%, 07/23/05 (5)	10,864	10,864
World Savings Bank
3.04%, 09/09/05	5,326	5,326

		1,319,587

MONEY MARKET FUNDS—0.02%

Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (2) (4)	60,865	60,865
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (2)	27,957	27,957
BlackRock Temp Cash Money Market Fund (4)	2,204	2,204
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (4)	5,831	5,831

		96,857

REPURCHASE AGREEMENTS (4)—0.11%

Bank of America N.A. Repurchase Agreements, dated 5/31/05, due 6/1/05, with a total maturity value of $394,133 and effective yields of 3.07% - 3.08%. (6)	$394,099	394,099
Goldman Sachs Group Inc. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $21,076 and an effective yield of 3.08%. (6)	21,074	21,074
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 5/31/05, due 6/1/05, with a maturity value of $121,739 and an effective yield of 3.07%. (6)	121,729	121,729

		536,902

TIME DEPOSITS (4)—0.07%

Banco Bilbao Vizcaya Argentaria SA
3.03% - 3.18%, 06/27/05 - 09/14/05	22,063	22,063
BNP Paribas (New York)
2.78% - 3.03%, 07/11/05 - 08/23/05	21,303	21,302
Credit Suisse First Boston
3.05%, 06/30/05	22,824	22,824
Dexia Credit Local SA
3.00% - 3.01%, 06/20/05 - 06/21/05	14,455	14,456
First Tennessee Bank
3.00% - 3.04%, 06/14/05 - 06/27/05	26,628	26,628
HBOS Treasury Services PLC
3.39%, 12/14/05	9,130	9,130
Natexis Banques
2.98%, 08/18/05	15,216	15,216
Norddeutsche Landesbank
2.11%, 06/07/05	15,216	15,216
Societe Generale
3.07% - 3.09%, 06/01/05	12,095	12,096
Svenska Handelsbanken AB
3.00%, 06/20/05	7,608	7,608
Toronto-Dominion Bank
2.66% - 3.18%, 09/14/05 - 11/09/05	27,389	27,388
UBS AG
2.67% - 3.40%, 07/01/05 - 12/15/05	19,781	19,781
Washington Mutual Bank
3.05% - 3.15%, 06/22/05 - 07/28/05	38,040	38,040
Wells Fargo Bank N.A.
3.04%, 06/29/05 - 07/01/05	60,865	60,865
Wilmington Trust Co.
3.05%, 06/06/05	14,455	14,455

		327,068

U.S. GOVERNMENT AGENCY NOTES (4)—0.00%

Federal National Mortgage Association
2.33%, 07/22/05	22,824	22,749

		22,749

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,287,681)		3,287,681

TOTAL INVESTMENTS IN SECURITIES — 100.02% (Cost: $455,763,843) (7)		478,508,677
Other Assets, Less Liabilities — (0.02%)		(109,564)

NET ASSETS — 100.00%		$478,399,113

(1)	Non-income earning security.
(2)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(3)	All or a portion of this security represents a security on loan. See Note 3.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(5)	All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.25% and maturity dates ranging from 6/13/05 to 8/1/42.
(7)	The cost of investments for federal income tax purposes was $464,803,619. Net unrealized appreciation aggregated $13,705,058, of which $30,409,450 represented gross unrealized appreciation on securities and $16,704,392 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

Notes to the Schedules of Investments (Unaudited)

iSHARES®, INC.

1. SIGNIFICANT ACCOUNTING POLICIES

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to its Articles of Incorporation. As of May 31, 2005, the Company offered 24 investment portfolios or funds (each a “Fund,” collectively the “Funds”).

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer), or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Directors of the Company.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

Foreign currencies, investment securities and assets and liabilities denominated in foreign currencies are converted into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Any use of a different rate from the rates used by MSCI may adversely affect a Fund’s ability to track its underlying index.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of May 31, 2005, a portion of the cash collateral for securities on loan for certain Funds was invested in repurchase agreements as disclosed in each Fund’s Schedule of Investments. For further information, see Note 3, below.

2. TRANSACTIONS WITH AFFILIATES

Because the iShares MSCI United Kingdom Index Fund seeks investment results that correspond to the performance of its benchmark index by investing in common stocks included in its benchmark index, the Fund held shares of Barclays PLC. Barclays PLC is an affiliate of Barclays Global Fund Advisors (“BGFA”), the Fund’s investment adviser.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital.

The iShares MSCI Emerging Markets Index Fund, in order to improve its portfolio liquidity and its ability to track the MSCI Emerging Markets Index, may invest in the shares of other iShares Funds that invest in securities in the Fund’s benchmark index. As of May 31, 2005, the iShares MSCI Emerging Markets Index Fund held shares of the iShares MSCI Malaysia, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds.

The following table provides information about the investment by each Fund in shares of issuers of which BGFA is an affiliate for the three quarters ended May 31, 2005, including income earned from these affiliated issuers and net realized gains (losses) from sales of affiliated issuers.

iShares MSCI Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend and Interest Income	Net Realized Gain (Loss)
Australia
IMMF	120	24,234	24,332	22	$21,627	$2,688	$—
Austria
IMMF	29	15,111	14,598	542	541,609	2,053	—
Belgium
IMMF	12	6,253	6,228	37	36,610	835	—
Brazil
IMMF	981	166,314	163,090	4,205	4,205,376	25,471	—
Canada
IMMF	199	11,023	11,217	5	4,695	2,015	—
Emerging Markets
IMMF	5,432	526,333	520,093	11,672	11,672,148	95,507	—
iShares MSCI Malaysia Index Fund	851	452	250	1,053	7,109,620	143,660	861
iShares MSCI South Korea Index Fund	299	182	73	408	13,128,227	37,162	20,475
iShares MSCI Taiwan Index Fund	965	785	234	1,516	17,966,733	99,495	(126,113)
EMU
IMMF	193	26,948	27,081	60	60,435	3,402	—
France
IMMF	52	1,968	2,009	11	10,826	395	—
Germany
IMMF	69	5,481	5,498	52	52,085	834	—
Hong Kong
IMMF	213	33,460	33,556	117	116,833	3,940	—
Italy
IMMF	15	2,343	2,332	26	25,677	307	—
Japan
IMMF	3,155	196,069	198,586	638	637,704	32,211	—
Malaysia
IMMF	394	34,142	34,001	535	534,714	7,163	—
Mexico
IMMF	85	12,551	12,242	394	393,962	1,725	—
Netherlands
IMMF	15	2,975	2,974	16	15,868	462	—
Pacific ex-Japan
IMMF	308	65,639	65,783	164	164,315	7,424	—
Singapore
IMMF	87	16,917	16,944	60	60,313	2,188	—
South Africa
IMMF	58	6,125	6,132	51	50,826	894	—
South Korea
IMMF	721	111,266	110,778	1,209	1,209,091	14,647	—
Spain
IMMF	24	3,427	3,406	45	45,158	524	—
Sweden
IMMF	15	1,870	1,864	21	20,989	256	—
Switzerland
IMMF	22	6,111	6,027	106	105,779	767	—
Taiwan
IMMF	366	29,841	30,181	26	25,500	5,202	—
United Kingdom
Barclays PLC	1,510	317	439	1,388	13,187,915	523,062	1,611,681
IMMF	283	18,586	18,841	28	27,957	2,547	—

During the three quarters ended May 31, 2005, certain Funds invested cash collateral from securities on loan in the GMMF, IMMF, and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Fund does not include the Fund’s holdings of the GMMF, IMMF, and PMMF in connection with the investment of collateral for securities on loan.

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 105% of the market value of loaned securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of May 31, 2005, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities.

Item 2. Controls and Procedures.

(a)	The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) have been effective in achieving the purposes set forth in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the President and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date:	July 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date:	July 25, 2005

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer
Date:	July 25, 2005